Schedule of Investments (unaudited)
October 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 4.9%
Abacus Group	888,849	$706,395
Abacus Storage King(a)	888,774	731,811
AGL Energy Ltd.	712,421	4,891,490
ALS Ltd.	638,826	5,897,248
Amotiv Ltd.	276,516	1,924,603
AMP Ltd.	3,056,125	2,854,859
Ampol Ltd.	310,139	5,678,190
Ansell Ltd.	155,301	3,158,007
ANZ Group Holdings Ltd.	3,634,184	74,066,505
APA Group	1,401,306	6,416,230
ARB Corp. Ltd.	126,203	3,419,016
Aristocrat Leisure Ltd.	724,092	29,137,191
ASX Ltd.	235,127	10,013,355
Atlas Arteria Ltd.	1,401,878	4,487,726
AUB Group Ltd.	114,363	2,396,731
Audinate Group Ltd.(a)(b)	103,483	630,640
Aurizon Holdings Ltd.	2,003,638	4,442,599
Austal Ltd.(b)	572,127	1,235,350
Bank of Queensland Ltd.	664,931	2,844,115
Bapcor Ltd.	513,301	1,538,010
Beach Energy Ltd.	2,325,156	1,904,439
Bega Cheese Ltd.	637,240	2,147,800
Bellevue Gold Ltd.(b)	1,763,658	1,871,563
Bendigo & Adelaide Bank Ltd.	620,731	5,001,123
BHP Group Ltd.	6,198,689	172,215,472
BlueScope Steel Ltd.	545,619	7,250,393
Boss Energy Ltd. (b)	719,658	1,600,410
Brambles Ltd.	1,748,987	21,057,829
Breville Group Ltd.	189,831	3,945,732
Brickworks Ltd.	125,434	2,228,341
BWP Trust	822,643	1,858,243
CAR Group Ltd.	471,349	11,609,806
Centuria Capital Group	1,206,458	1,457,246
Challenger Ltd.	685,890	2,716,499
Champion Iron Ltd.	508,842	1,952,971
Charter Hall Group	653,812	6,451,692
Charter Hall Long Wale REIT	1,007,765	2,567,174
Charter Hall Retail REIT	982,098	2,174,268
Cleanaway Waste Management Ltd.	2,569,103	4,599,699
Clinuvel Pharmaceuticals Ltd.(a)	65,960	614,159
Cochlear Ltd.	82,930	15,353,533
Codan Ltd./Australia	251,523	2,602,341
Coles Group Ltd.	1,613,028	18,616,752
Collins Foods Ltd.	164,945	900,530
Commonwealth Bank of Australia	2,036,755	189,976,949
Computershare Ltd.	651,386	11,260,803
Coronado Global Resources Inc.(c)	1,088,893	725,362
Corporate Travel Management Ltd.	197,652	1,601,172
Credit Corp. Group Ltd.	110,511	1,248,633
Cromwell Property Group	2,317,956	631,099
CSL Ltd.	590,502	110,869,814
De Grey Mining Ltd.(b)	3,376,974	3,361,691
Deep Yellow Ltd.(a)(b)	1,387,441	1,230,864
Deterra Royalties Ltd.	1,005,203	2,431,895
Dexus	1,325,749	6,222,055
Domain Holdings Australia Ltd.	359,894	709,354
Domino's Pizza Enterprises Ltd.	78,375	1,715,279
Downer EDI Ltd.	736,105	2,697,121
Eagers Automotive Ltd.	254,717	1,848,071
Elders Ltd.	233,209	1,300,852
Security	Shares	Value
Australia (continued)
Emerald Resources NL(b)	762,880	$2,095,296
Endeavour Group Ltd./Australia	1,880,503	5,784,638
Evolution Mining Ltd.	2,247,115	7,704,345
Flight Centre Travel Group Ltd.	206,942	2,164,417
Fortescue Ltd.	2,086,843	26,133,218
G8 Education Ltd.	1,316,052	1,160,566
Genesis Minerals Ltd.(b)	1,687,761	2,694,921
Gold Road Resources Ltd.	1,915,052	2,497,750
Goodman Group	2,120,619	50,639,303
GPT Group (The)	2,343,057	7,259,092
GrainCorp Ltd., Class A	313,483	1,852,367
Growthpoint Properties Australia Ltd.	461,802	798,986
Harvey Norman Holdings Ltd.	1,027,963	3,082,951
Healius Ltd.(a)(b)	894,120	967,260
HUB24 Ltd.	122,372	5,507,637
IDP Education Ltd.	293,592	2,672,844
IGO Ltd.	848,756	2,907,550
Iluka Resources Ltd.	547,344	2,103,568
Incitec Pivot Ltd.	2,299,307	4,535,882
Inghams Group Ltd.	419,762	789,000
Insignia Financial Ltd.	986,294	2,134,763
Insurance Australia Group Ltd.	2,875,603	14,120,515
IPH Ltd.	414,271	1,457,655
IRESS Ltd.(b)	278,935	1,813,883
James Hardie Industries PLC(b)	563,209	17,962,565
JB Hi-Fi Ltd.	141,662	7,601,902
Johns Lyng Group Ltd.	297,039	743,754
Jumbo Interactive Ltd.	108,772	917,853
Lendlease Corp. Ltd.	740,551	3,281,164
Liontown Resources Ltd.(a)(b)	2,202,689	1,176,762
Lottery Corp. Ltd. (The)	2,673,581	8,735,880
Lovisa Holdings Ltd.	86,443	1,679,678
Lynas Rare Earths Ltd.(a)(b)	1,194,624	5,936,994
Macquarie Group Ltd.	439,808	66,563,310
Magellan Financial Group Ltd.	280,677	1,966,428
McMillan Shakespeare Ltd.	135,198	1,297,385
Medibank Pvt Ltd.	3,368,320	7,916,166
Megaport Ltd.(a)(b)	242,825	1,102,093
Metcash Ltd.	1,292,097	2,591,770
Mineral Resources Ltd.(a)	215,802	5,545,552
Mirvac Group	4,884,660	6,828,442
Monadelphous Group Ltd.	124,071	1,022,839
Nanosonics Ltd.(a)(b)	318,474	664,158
National Australia Bank Ltd.	3,793,345	96,142,785
National Storage REIT	2,103,846	3,461,240
Netwealth Group Ltd.	175,986	3,175,252
Neuren Pharmaceuticals Ltd., NVS(b)	176,228	1,418,356
New Hope Corp. Ltd.	774,236	2,471,983
NEXTDC Ltd.(b)	801,949	8,566,482
nib holdings Ltd.	627,955	2,377,027
Nickel Industries Ltd.	3,151,997	1,862,167
Nine Entertainment Co. Holdings Ltd.	2,037,116	1,567,328
Northern Star Resources Ltd.	1,434,296	16,644,134
NRW Holdings Ltd.	682,885	1,720,923
Nufarm Ltd./Australia	489,567	1,233,690
oOh!media Ltd.	732,126	593,806
Orica Ltd.	526,555	5,981,118
Origin Energy Ltd.	2,078,048	13,120,985
Orora Ltd.	1,672,842	2,644,014
Paladin Energy Ltd.(a)(b)	413,468	2,722,109
Perpetual Ltd.	142,929	1,896,572
Perseus Mining Ltd.	2,307,612	4,314,395

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Australia (continued)
PEXA Group Ltd.(b)	195,878	$1,740,184
Pilbara Minerals Ltd.(a)(b)	3,655,543	6,770,748
Pinnacle Investment Management Group Ltd.	265,545	3,487,744
PolyNovo Ltd.(a)(b)	1,286,271	1,720,156
Premier Investments Ltd.	152,465	3,355,131
Pro Medicus Ltd.(a)	72,776	9,218,921
Qantas Airways Ltd.(b)	1,005,366	5,322,891
QBE Insurance Group Ltd.	1,824,259	20,596,106
Qube Holdings Ltd.	1,758,741	4,289,487
Ramelius Resources Ltd.	2,123,116	3,312,542
Ramsay Health Care Ltd.	218,622	5,750,104
REA Group Ltd.	71,224	10,529,394
Reece Ltd.	273,013	4,068,057
Region RE Ltd.	1,683,759	2,421,252
Regis Resources Ltd.(b)	1,552,338	2,734,446
Reliance Worldwide Corp. Ltd.	1,134,459	3,862,593
Rio Tinto Ltd.	461,497	36,235,597
Sandfire Resources Ltd.(b)	551,896	3,735,068
Santos Ltd.	3,935,130	17,506,849
Scentre Group	6,561,435	15,043,181
SEEK Ltd.	447,661	7,272,793
Seven Group Holdings Ltd.	242,161	6,597,706
Sigma Healthcare Ltd.(a)	1,857,111	2,384,267
Sims Ltd.	261,221	2,170,743
SmartGroup Corp. Ltd.	237,345	1,204,194
Sonic Healthcare Ltd.	550,932	9,707,598
South32 Ltd.	5,636,836	13,517,999
Star Entertainment Group Ltd. (The)(a)(b)	2,777,313	432,979
Steadfast Group Ltd.	1,353,908	4,876,039
Stockland	2,999,175	10,142,073
Suncorp Group Ltd.	1,508,021	17,689,475
Super Retail Group Ltd.	260,613	2,471,263
Tabcorp Holdings Ltd.	2,673,554	820,136
Technology One Ltd.	378,856	6,038,203
Telix Pharmaceuticals Ltd.(b)	370,641	5,064,670
Telstra Group Ltd.	4,797,230	12,009,498
Transurban Group	3,790,679	31,591,310
Treasury Wine Estates Ltd.	998,946	7,416,519
Vault Minerals Ltd.(b)	8,899,254	2,292,167
Ventia Services Group Pty. Ltd.	1,018,348	3,058,411
Vicinity Ltd.	4,412,373	6,272,716
Viva Energy Group Ltd.(c)	1,470,563	2,529,776
Washington H Soul Pattinson & Co. Ltd.	333,131	7,299,992
Waypoint REIT Ltd.	1,417,774	2,309,961
WEB Travel Group Ltd.(b)	690,776	1,814,095
Wesfarmers Ltd.	1,382,857	60,833,358
Westpac Banking Corp.	4,244,893	89,150,338
Whitehaven Coal Ltd.	1,028,061	4,597,883
WiseTech Global Ltd.	208,073	15,975,464
Woodside Energy Group Ltd.	2,350,112	36,987,106
Woolworths Group Ltd.	1,474,447	28,918,625
Worley Ltd.	513,268	4,713,182
Xero Ltd.(b)	179,326	17,422,512
Yancoal Australia Ltd., NVS	562,802	2,408,311
Zip Co. Ltd.(b)	1,694,138	3,302,700
		1,858,321,081
Austria — 0.2%
ams-OSRAM AG(b)	134,998	1,308,567
ANDRITZ AG	74,517	4,498,820
AT&S Austria Technologie & Systemtechnik AG(a)(b)	38,581	708,212
BAWAG Group AG(c)	91,152	7,065,154
Security	Shares	Value
Austria (continued)
CA Immobilien Anlagen AG(a)	75,454	$1,825,350
DO & CO AG(b)	15,877	2,462,731
Erste Group Bank AG	414,819	23,464,522
EVN AG	60,448	1,679,971
Immofinanz AG(b)	109,993	1,787,494
Lenzing AG(a)(b)	32,951	1,130,440
Oesterreichische Post AG	58,275	1,848,209
OMV AG	166,487	6,899,331
Raiffeisen Bank International AG	148,568	2,661,399
UNIQA Insurance Group AG	244,045	1,913,084
Verbund AG	83,686	6,891,894
Vienna Insurance Group AG Wiener Versicherung Gruppe	53,647	1,712,444
voestalpine AG	115,806	2,410,736
Wienerberger AG	123,557	3,731,559
		73,999,917
Belgium — 0.7%
Ackermans & van Haaren NV	18,659	3,799,945
Aedifica SA	52,949	3,418,267
Ageas SA	178,866	9,334,719
Anheuser-Busch InBev SA	1,084,872	64,323,541
Argenx SE(b)	73,471	43,322,582
Barco NV	139,150	1,730,342
Bekaert SA	71,272	2,604,581
bpost SA	254,306	665,274
Cofinimmo SA	33,480	2,113,921
Colruyt Group NV(a)	68,473	3,195,256
Deme Group NV	16,767	2,563,480
D'ieteren Group	29,990	6,492,739
Elia Group SA	38,101	3,625,530
Fagron	92,865	1,879,658
Galapagos NV(b)	56,610	1,511,288
Groupe Bruxelles Lambert NV	90,979	6,573,657
KBC Ancora	78,832	4,001,344
KBC Group NV	280,802	20,453,943
Kinepolis Group NV	28,541	1,203,518
Lotus Bakeries NV	464	6,082,162
Melexis NV	33,726	2,202,592
Montea NV	24,470	1,791,851
Ontex Group NV(b)	92,832	781,091
Proximus SADP	219,291	1,595,791
Sofina SA	18,437	4,520,286
Solvay SA	80,486	3,274,503
Syensqo SA	87,050	6,752,925
Tessenderlo Group SA	49,269	1,335,563
UCB SA	155,714	29,982,484
Umicore SA	171,009	2,058,842
VGP NV	19,183	1,613,276
Warehouses De Pauw CVA	216,780	5,159,080
Xior Student Housing NV	63,323	2,127,354
		252,091,385
Brazil — 1.0%
Allos SA, NVS	792,187	3,031,219
Ambev SA	5,426,037	11,864,088
Atacadao SA(b)	774,480	1,003,452
Auren Energia SA	757,082	1,342,367
Azzas 2154 SA	296,217	2,113,164
B3 SA - Brasil Bolsa Balcao	6,618,792	12,159,278
Banco Bradesco SA	1,617,729	3,565,166
Banco BTG Pactual SA	1,524,870	8,578,037
Banco do Brasil SA	1,940,616	8,838,835

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Brazil (continued)
BB Seguridade Participacoes SA	823,102	$4,879,466
Brava Energia	422,273	1,240,325
BRF SA(b)	842,953	3,824,778
Caixa Seguridade Participacoes S/A	737,557	1,837,226
CCR SA	1,074,003	2,275,863
Centrais Eletricas Brasileiras SA	1,395,512	9,165,976
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	530,227	8,445,623
Cia de Saneamento de Minas Gerais Copasa MG	250,749	999,804
Cia De Sanena Do Parana	419,286	1,958,297
Cia. Siderurgica Nacional SA	801,660	1,632,192
Cogna Educacao SA(b)	2,444,390	596,203
Cosan SA	1,440,880	2,946,116
CPFL Energia SA	277,229	1,571,519
Cyrela Brazil Realty SA Empreendimentos e Participacoes	482,495	1,814,500
Dexco SA	616,883	883,563
EcoRodovias Infraestrutura e Logistica SA	484,504	597,574
Embraer SA(b)	864,669	7,251,319
Energisa SA	258,577	1,930,080
Engie Brasil Energia SA	266,345	1,910,659
Equatorial Energia SA	1,434,443	7,970,093
Ez Tec Empreendimentos e Participacoes SA	206,075	497,996
Fleury SA	441,688	1,132,318
GPS Participacoes e Empreendimentos SA(c)	657,658	1,940,813
Grendene SA	430,110	395,818
Grupo SBF SA	269,851	676,390
Hapvida Participacoes e Investimentos SA(b)(c)	6,356,623	3,870,559
Hypera SA	516,196	1,973,383
Iguatemi SA	487,862	1,784,048
IRB-Brasil Resseguros SA(b)	138,707	1,039,901
JBS SA	914,372	5,695,746
JHSF Participacoes SA	870,932	668,916
Klabin SA	970,627	3,502,444
Localiza Rent a Car SA	1,104,226	8,026,359
LOG Commercial Properties e Participacoes SA	121,245	474,418
Lojas Renner SA	1,203,706	3,866,668
LWSA SA(b)(c)	849,271	609,676
M Dias Branco SA	208,615	902,534
Magazine Luiza SA(b)	414,048	677,558
Marfrig Global Foods SA(b)	708,830	1,923,843
Minerva SA(b)	798,643	801,282
Movida Participacoes SA(b)	421,369	437,339
MRV Engenharia e Participacoes SA(b)	505,866	605,545
Multiplan Empreendimentos Imobiliarios SA	459,192	2,032,681
Natura & Co. Holding SA	1,147,598	2,721,647
NU Holdings Ltd./Cayman Islands, Class A(b)	3,630,338	54,781,800
Odontoprev SA	406,978	774,405
Pagseguro Digital Ltd., Class A(b)	268,029	2,154,953
Petroleo Brasileiro SA	4,622,907	31,235,750
PRIO SA	963,168	6,827,765
Raia Drogasil SA	1,426,524	6,006,261
Rede D'Or Sao Luiz SA(c)	926,954	4,707,808
Rumo SA	1,556,133	5,356,786
Santos Brasil Participacoes SA	1,140,656	2,492,083
Sao Martinho SA	302,246	1,323,820
Sendas Distribuidora SA(b)	1,807,758	2,342,214
SLC Agricola SA	459,792	1,352,914
Smartfit Escola de Ginastica e Danca SA	405,886	1,534,123
StoneCo Ltd., Class A(b)	331,308	3,677,519
Suzano SA	952,390	9,846,970
Telefonica Brasil SA	477,429	4,347,396
Security	Shares	Value
Brazil (continued)
TIM SA/Brazil	974,610	$2,795,245
TOTVS SA	601,353	3,104,080
Transmissora Alianca de Energia Eletrica SA	437,753	2,651,855
Ultrapar Participacoes SA	804,695	2,907,865
Vale SA	4,094,234	43,953,046
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	593,083	645,313
Vibra Energia SA	1,392,082	5,372,407
WEG SA	2,069,799	19,373,596
XP Inc., Class A	469,986	8,205,956
YDUQS Participacoes SA	389,549	714,960
		390,971,554
Canada — 7.8%
Advantage Energy Ltd.(a)(b)	247,315	1,547,106
Aecon Group Inc.	118,844	1,979,382
Ag Growth International Inc.	34,106	1,209,087
Agnico Eagle Mines Ltd.	623,381	53,806,822
Air Canada(b)	189,711	2,571,082
Alamos Gold Inc., Class A	508,226	10,267,819
Algonquin Power & Utilities Corp.	805,567	3,893,752
Alimentation Couche-Tard Inc.	935,564	48,788,955
Allied Properties REIT	178,376	2,353,408
AltaGas Ltd.	339,345	8,108,599
Altus Group Ltd.	58,540	2,214,879
ARC Resources Ltd.	775,190	12,838,641
Aritzia Inc.(b)	95,671	3,080,354
Atco Ltd., Class I, NVS	82,397	2,859,499
Athabasca Oil Corp.(b)	904,222	3,357,509
AtkinsRealis Group Inc.	211,642	10,184,231
ATS Corp.(b)	105,928	3,174,759
Aya Gold & Silver Inc.(a)(b)	152,938	1,965,067
B2Gold Corp.	1,216,019	4,017,443
Badger Infrastructure Solutions Ltd.	71,412	1,857,681
Ballard Power Systems Inc.(a)(b)	319,945	507,831
Bank of Montreal	880,296	80,218,305
Bank of Nova Scotia (The)	1,474,961	75,943,516
Barrick Gold Corp.	2,117,419	40,923,435
Bausch Health Companies Inc.(b)	344,577	3,170,202
Baytex Energy Corp.	820,299	2,315,348
BCE Inc.	49,702	1,602,415
Birchcliff Energy Ltd.(a)	319,065	1,189,318
Bitfarms Ltd./Canada(a)(b)	472,084	915,450
BlackBerry Ltd.(a)(b)	666,484	1,507,828
Boardwalk REIT	61,606	3,198,990
Bombardier Inc., Class B(b)	105,447	7,756,585
Boralex Inc., Class A	113,172	2,720,485
Boyd Group Services Inc.	24,639	3,834,719
Brookfield Asset Management Ltd., Class A	435,990	23,131,096
Brookfield Corp., Class A	1,651,292	87,560,519
Brookfield Infrastructure Corp., Class A	143,968	5,918,575
Brookfield Renewable Corp., Class A	154,773	4,738,732
Brookfield Wealth Solutions Ltd.	25,460	1,351,857
BRP Inc.	51,601	2,544,194
CAE Inc.(b)	389,716	6,857,501
Calibre Mining Corp.(b)	1,063,228	1,931,962
Cameco Corp.	536,495	28,035,606
Canada Goose Holdings Inc.(a)(b)	94,516	929,988
Canadian Apartment Properties REIT	94,784	3,157,992
Canadian Imperial Bank of Commerce	1,143,522	71,542,501
Canadian National Railway Co.	640,738	69,188,752
Canadian Natural Resources Ltd.	2,597,824	88,344,860
Canadian Pacific Kansas City Ltd.	1,135,774	87,616,968

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Canadian Tire Corp. Ltd., Class A, NVS	68,452	$7,284,471
Canadian Utilities Ltd., Class A, NVS	101,663	2,602,999
Canadian Western Bank	127,588	5,246,104
Canfor Corp.(b)	132,371	1,579,116
Capital Power Corp.	122,651	4,974,397
Capstone Copper Corp.(b)	717,943	4,965,555
Cardinal Energy Ltd.(a)	292,432	1,346,277
Cascades Inc.	81,816	616,404
CCL Industries Inc., Class B, NVS	179,962	10,497,729
Celestica Inc., NVS(b)	152,063	10,405,834
Cenovus Energy Inc.	1,719,970	27,658,368
Centerra Gold Inc.	352,536	2,491,438
CES Energy Solutions Corp.	302,342	1,732,818
CGI Inc.(b)	254,570	28,200,436
Choice Properties REIT	345,024	3,513,801
CI Financial Corp.	249,379	4,101,540
Cogeco Communications Inc.	33,551	1,690,381
Colliers International Group Inc.	51,876	7,929,966
Constellation Software Inc./Canada	24,909	75,120,399
Converge Technology Solutions Corp.	336,035	724,031
Cronos Group Inc.(b)	386,122	815,311
Definity Financial Corp.	64,779	2,499,785
Denison Mines Corp.(a)(b)	1,560,936	3,284,765
Descartes Systems Group Inc. (The)(b)	112,543	11,691,992
Dollarama Inc.	349,915	36,412,672
Dream Industrial REIT	355,640	3,376,709
Dundee Precious Metals Inc.	242,708	2,468,306
Dye & Durham Ltd.(a)	100,063	1,368,334
Eldorado Gold Corp.(b)	269,047	4,680,086
Element Fleet Management Corp.	505,982	10,353,307
Emera Inc.	301,958	11,407,326
Empire Co. Ltd., NVS	174,418	5,032,047
Enbridge Inc.	2,651,257	107,089,951
Endeavour Silver Corp.(a)(b)	340,160	1,719,917
Enerflex Ltd.	150,780	996,284
Energy Fuels Inc./Canada(a)(b)	283,373	1,711,615
Enghouse Systems Ltd.	64,695	1,369,312
EQB Inc.(a)	37,341	2,864,772
Equinox Gold Corp.(b)	413,774	2,288,261
ERO Copper Corp.(a)(b)	120,497	2,212,883
Extendicare Inc.	220,704	1,458,309
Fairfax Financial Holdings Ltd.	25,960	32,260,057
Filo Corp., NVS(b)	142,471	3,282,558
Finning International Inc.	184,183	5,375,945
First Capital Real Estate Investment Trust	225,571	2,880,492
First Majestic Silver Corp.	389,597	2,879,271
First Quantum Minerals Ltd.(b)	855,681	11,055,914
FirstService Corp.	53,867	9,973,723
Fortis Inc./Canada	574,868	24,867,526
Fortuna Mining Corp.(b)	441,060	2,195,242
Franco-Nevada Corp.	229,828	30,507,280
Freehold Royalties Ltd.	311,097	3,067,736
George Weston Ltd.	74,852	11,872,779
GFL Environmental Inc.	262,249	10,971,382
Gibson Energy Inc.	178,615	2,963,340
Gildan Activewear Inc.	203,409	9,954,601
goeasy Ltd.	24,823	3,157,897
Granite Real Estate Investment Trust	54,878	2,994,671
Great-West Lifeco Inc.	332,650	11,161,998
H&R Real Estate Investment Trust	282,389	2,143,751
Hammond Power Solutions Inc., Class A	9,735	843,698
Headwater Exploration Inc.	358,440	1,766,006
Security	Shares	Value
Canada (continued)
Hudbay Minerals Inc.	467,963	$4,197,837
Hydro One Ltd.(c)	395,964	12,748,997
iA Financial Corp. Inc.	134,568	10,963,762
IAMGOLD Corp.(b)	671,934	3,730,420
IGM Financial Inc.	38,148	1,146,070
Imperial Oil Ltd.	233,320	17,410,815
Innergex Renewable Energy Inc.	243,630	1,595,795
Intact Financial Corp.	217,380	41,513,515
Interfor Corp.(b)	113,089	1,558,644
InterRent REIT	215,694	1,764,466
Ivanhoe Mines Ltd., Class A(a)(b)	840,085	11,107,814
Jamieson Wellness Inc.(c)	77,728	1,851,717
K92 Mining Inc.(b)	245,390	1,631,997
Keyera Corp.	266,027	8,169,867
Killam Apartment REIT	178,814	2,401,567
Kinaxis Inc.(b)	36,470	4,050,505
Kinross Gold Corp.	1,510,192	15,239,126
Labrador Iron Ore Royalty Corp.	119,808	2,621,002
Laurentian Bank of Canada	52,503	983,430
Lightspeed Commerce Inc.(b)	199,992	3,023,544
Linamar Corp.	62,756	2,567,752
Lithium Americas Argentina Corp.(a)(b)	157,547	547,655
Lithium Americas Corp.(a)(b)	245,769	999,068
Loblaw Companies Ltd.	194,715	24,618,543
Lundin Gold Inc.	159,575	3,858,865
Lundin Mining Corp.	800,854	7,787,958
MAG Silver Corp.(b)	151,434	2,592,873
Magna International Inc.	306,930	12,117,601
Manulife Financial Corp.	2,186,651	63,871,222
Maple Leaf Foods Inc.	116,649	1,764,375
Martinrea International Inc.	198,254	1,466,597
Mattr Corp., NVS(b)	111,066	969,190
MDA Space Ltd.(b)	128,502	1,965,808
MEG Energy Corp.	332,763	6,082,392
Methanex Corp.	81,039	3,172,066
Metro Inc.	277,626	16,487,876
MTY Food Group Inc.	36,512	1,173,230
Mullen Group Ltd.	107,538	1,163,157
National Bank of Canada	412,299	39,324,385
New Gold Inc.(b)	1,134,006	3,119,361
NexGen Energy Ltd.(a)(b)	623,517	4,585,639
NFI Group Inc.(a)(b)	128,109	1,458,346
NGEx Minerals Ltd.(b)	154,036	1,312,075
North West Co. Inc. (The)	92,111	3,467,187
Northland Power Inc.	281,697	4,281,042
Novagold Resources Inc.(b)	369,896	1,277,839
Nutrien Ltd.	604,501	28,823,802
Nuvei Corp.(c)	83,096	2,797,220
NuVista Energy Ltd.(b)	286,361	2,299,361
OceanaGold Corp.	807,632	2,291,196
Onex Corp.	84,397	6,074,814
Open Text Corp.	343,274	10,295,631
Orla Mining Ltd.(b)	375,514	1,804,280
Osisko Gold Royalties Ltd.	232,490	4,678,687
Pan American Silver Corp.	458,886	10,731,015
Paramount Resources Ltd., Class A	130,832	2,523,897
Parex Resources Inc.	142,170	1,320,256
Parkland Corp.	184,752	4,299,181
Pason Systems Inc.	177,608	1,718,232
Pembina Pipeline Corp.	708,475	29,639,580
Peyto Exploration & Development Corp.	300,587	3,277,129
Poseidon Concepts Corp.(b)(d)	293	—

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Power Corp. of Canada	694,162	$21,941,372
PrairieSky Royalty Ltd.	299,658	5,995,958
Precision Drilling Corp.(b)	18,864	1,133,046
Premium Brands Holdings Corp., Class A	42,588	2,659,246
Primo Water Corp.	183,589	4,820,637
Prinmaris REIT	145,806	1,635,716
Quebecor Inc., Class B	147,627	3,675,964
RB Global Inc.	230,097	19,495,488
Restaurant Brands International Inc.	367,320	25,547,649
Richelieu Hardware Ltd.	84,579	2,228,752
RioCan REIT	240,956	3,288,084
Rogers Communications Inc., Class B, NVS	439,342	15,956,853
Royal Bank of Canada	1,728,748	209,073,779
Russel Metals Inc.	85,333	2,376,098
Sandstorm Gold Ltd.	343,010	2,079,222
Saputo Inc.	288,707	5,507,278
Seabridge Gold Inc.(b)	142,946	2,490,660
Secure Energy Services Inc.	350,918	3,909,030
Shopify Inc., Class A(b)	1,473,507	115,268,706
Silvercorp Metals Inc.	272,767	1,281,212
SilverCrest Metals Inc.(b)	258,389	2,637,058
SmartCentres Real Estate Investment Trust	177,312	3,172,221
South Bow Corp.(b)	251,391	6,277,779
Spartan Delta Corp.(a)(b)	183,429	446,601
Spin Master Corp.(c)	51,028	1,080,041
Sprott Inc.	29,705	1,314,415
SSR Mining Inc.	276,565	1,708,234
Stantec Inc.	146,369	11,872,672
Stelco Holdings Inc.	51,734	2,531,431
Stella-Jones Inc.	65,063	3,933,640
StorageVault Canada Inc., NVS	344,392	1,006,698
Sun Life Financial Inc.	696,067	38,594,012
Suncor Energy Inc.	1,569,552	59,249,221
SunOpta Inc.(b)	107,699	706,984
Superior Plus Corp.	269,795	1,278,879
Tamarack Valley Energy Ltd.	813,287	2,424,061
TC Energy Corp.	1,268,047	58,978,507
Teck Resources Ltd., Class B	569,811	26,510,832
TELUS Corp.	516,620	8,166,629
TFI International Inc.	100,028	13,386,158
Thomson Reuters Corp.	192,863	31,569,222
TMX Group Ltd.	365,650	11,421,064
Topaz Energy Corp.	214,105	4,107,261
Torex Gold Resources Inc.(b)	129,712	2,797,609
Toromont Industries Ltd.	99,269	8,769,409
Toronto-Dominion Bank (The)	2,134,695	118,007,307
Tourmaline Oil Corp.	425,925	19,635,958
TransAlta Corp.	382,100	3,995,673
Transcontinental Inc., Class A	178,883	2,209,780
Trisura Group Ltd.(b)	80,711	2,388,260
Veren Inc.	747,347	3,848,514
Vermilion Energy Inc.	214,860	2,003,004
Wesdome Gold Mines Ltd.(b)	256,502	2,247,513
West Fraser Timber Co. Ltd.	74,845	6,759,621
Westshore Terminals Investment Corp.	56,683	936,744
Wheaton Precious Metals Corp.	561,477	37,079,621
Whitecap Resources Inc.	785,174	5,859,129
Winpak Ltd.	62,068	2,211,508
WSP Global Inc.	155,605	27,812,990
		2,954,309,763
Chile — 0.1%
Aguas Andinas SA, Class A	4,603,370	1,315,002
Security	Shares	Value
Chile (continued)
Banco de Chile	52,145,606	$6,057,137
Banco de Credito e Inversiones SA	98,314	2,883,708
Banco Itau Chile SA, NVS	80,150	867,009
Banco Santander Chile	68,147,547	3,370,583
CAP SA(b)	122,273	733,826
Cencosud SA	1,533,680	3,156,113
Cia Cervecerias Unidas SA	240,122	1,328,961
Colbun SA	11,927,423	1,476,320
Empresa Nacional de Telecomunicaciones SA	266,377	866,940
Empresas CMPC SA	1,195,577	1,903,880
Empresas Copec SA	431,066	2,719,748
Enel Americas SA	32,547,784	3,046,138
Enel Chile SA	39,090,808	2,074,445
Engie Energia Chile SA(b)	1,122,588	1,045,034
Falabella SA(b)	839,209	3,012,326
Inversiones Aguas Metropolitanas SA	1,023,015	758,920
Latam Airlines Group SA	221,643,725	2,964,717
Parque Arauco SA	1,125,848	1,842,144
Vina Concha y Toro SA	973,221	1,122,005
		42,544,956
China — 7.4%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	381,900	875,159
3SBio Inc.(c)	2,202,500	1,652,055
AAC Technologies Holdings Inc.	855,000	3,453,348
Advanced Micro-Fabrication Equipment Inc./China, Class A	82,000	2,213,063
AECC Aviation Power Co. Ltd., Class A	252,600	1,517,346
Agricultural Bank of China Ltd., Class A	6,146,100	4,084,667
Agricultural Bank of China Ltd., Class H	34,466,000	16,934,736
Aier Eye Hospital Group Co. Ltd., Class A	955,475	1,942,285
Air China Ltd., Class A(b)	1,259,100	1,297,559
AK Medical Holdings Ltd.(a)(c)	1,234,000	760,327
Akeso Inc.(a)(b)(c)	777,000	6,262,578
Alibaba Group Holding Ltd.	18,519,772	226,539,530
Alibaba Health Information Technology Ltd.(a)(b)	8,156,000	4,124,630
Alibaba Pictures Group Ltd.(a)(b)	19,990,000	1,245,371
A-Living Smart City Services Co. Ltd.(c)	844,500	341,117
Aluminum Corp. of China Ltd., Class A	637,500	682,259
Aluminum Corp. of China Ltd., Class H	5,012,000	3,193,401
Anhui Conch Cement Co. Ltd., Class A	540,687	2,031,735
Anhui Conch Cement Co. Ltd., Class H	1,192,000	3,462,571
Anhui Gujing Distillery Co. Ltd., Class A	49,400	1,309,671
Anhui Gujing Distillery Co. Ltd., Class B	37,400	572,623
ANTA Sports Products Ltd.	1,596,400	17,038,668
Anxin-China Holdings Ltd.(d)	1,004,000	1
Ascentage Pharma Group International(b)(c)	431,200	2,395,712
Autohome Inc., ADR	117,106	3,290,679
AviChina Industry & Technology Co. Ltd., Class H	3,293,000	1,768,773
Baidu Inc., Class A(b)	2,778,856	31,709,029
Bank of Beijing Co. Ltd., Class A	3,204,693	2,545,074
Bank of China Ltd., Class A	3,508,100	2,375,479
Bank of China Ltd., Class H	96,429,000	45,768,070
Bank of Communications Co. Ltd., Class A	2,832,463	2,830,097
Bank of Communications Co. Ltd., Class H	11,225,000	8,501,644
Bank of Jiangsu Co. Ltd., Class A	1,697,700	2,102,086
Bank of Nanjing Co. Ltd., Class A	1,157,900	1,668,223
Bank of Ningbo Co. Ltd., Class A	585,471	2,103,216
Bank of Shanghai Co. Ltd., Class A	2,143,151	2,334,517
Baoshan Iron & Steel Co. Ltd., Class A	2,823,276	2,588,839
BeiGene Ltd.(b)	834,179	13,137,946

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Beijing Capital International Airport Co. Ltd., Class H(b)	2,456,000	$892,657
Beijing Enterprises Holdings Ltd.	775,500	2,540,804
Beijing Enterprises Water Group Ltd.	7,510,000	2,236,012
Beijing Kingsoft Office Software Inc., Class A	41,600	1,502,727
Beijing New Building Materials PLC, Class A	174,600	764,886
Beijing Tong Ren Tang Co. Ltd., Class A	244,113	1,358,099
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	94,780	949,996
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	3,752,600	2,861,344
Bilibili Inc., Class Z(b)	279,204	6,168,744
BOC Aviation Ltd.(c)	288,000	2,237,584
BOE Technology Group Co. Ltd., Class A	5,543,700	3,635,566
BOE Varitronix Ltd.	555,000	392,166
Bosideng International Holdings Ltd.	5,420,000	3,039,735
Brilliance China Automotive Holdings Ltd.	3,540,000	1,142,687
BYD Co. Ltd., Class A	187,400	7,715,394
BYD Co. Ltd., Class H	1,235,000	44,606,477
BYD Electronic International Co. Ltd.	972,500	4,167,566
C&D International Investment Group Ltd.(a)	894,000	1,690,459
Cambricon Technologies Corp. Ltd., Class A(b)	36,000	2,290,826
Canggang Railway Ltd., NVS	616,000	70,521
CGN Mining Co. Ltd.(a)	3,860,000	967,784
CGN New Energy Holdings Co. Ltd.	2,778,000	820,996
CGN Power Co. Ltd., Class H(c)	14,711,000	5,287,693
Changchun High-Tech Industry Group Co. Ltd., Class A	51,400	752,830
China Aoyuan Group Ltd.(b)	1,687,000	73,781
China BlueChemical Ltd., Class H(a)	4,530,000	1,177,062
China CITIC Bank Corp. Ltd., Class H	10,651,000	6,638,189
China Coal Energy Co. Ltd., Class H	2,502,000	3,121,191
China Communications Services Corp. Ltd., Class H	3,108,000	1,669,768
China Conch Venture Holdings Ltd.	2,363,000	2,188,855
China Construction Bank Corp., Class A	1,215,600	1,354,682
China Construction Bank Corp., Class H	116,017,000	90,056,627
China CSSC Holdings Ltd., Class A	578,700	2,985,331
China Datang Corp. Renewable Power Co. Ltd., Class H(a)	2,644,000	760,938
China East Education Holdings Ltd.(a)(c)	954,000	350,380
China Eastern Airlines Corp. Ltd., Class A(b)	3,151,393	1,700,304
China Education Group Holdings Ltd.	1,390,000	867,495
China Energy Engineering Corp. Ltd., Class A	5,992,600	1,969,782
China Everbright Bank Co. Ltd., Class A	5,253,100	2,546,284
China Everbright Bank Co. Ltd., Class H	3,268,000	1,104,645
China Everbright Environment Group Ltd.	4,548,629	2,202,676
China Everbright Ltd.	1,114,000	724,737
China Feihe Ltd.(c)	4,486,000	3,385,780
China Galaxy Securities Co. Ltd., Class A	423,700	866,260
China Galaxy Securities Co. Ltd., Class H	4,175,500	3,716,939
China Gas Holdings Ltd.	3,669,600	3,151,283
China Hongqiao Group Ltd.	3,605,000	5,792,134
China International Capital Corp. Ltd., Class A	296,800	1,476,186
China International Capital Corp. Ltd., Class H(c)	1,666,000	3,010,962
China Jinmao Holdings Group Ltd.	5,472,000	849,482
China Lesso Group Holdings Ltd.	1,515,000	754,671
China Life Insurance Co. Ltd., Class A	306,300	1,802,168
China Life Insurance Co. Ltd., Class H	9,011,000	19,100,986
China Literature Ltd.(a)(b)(c)	540,200	1,950,431
China Longyuan Power Group Corp. Ltd., Class H	3,659,000	3,253,608
China Medical System Holdings Ltd.	1,854,000	1,854,465
Security	Shares	Value
China (continued)
China Meidong Auto Holdings Ltd.	852,000	$246,588
China Mengniu Dairy Co. Ltd.	3,660,000	8,196,420
China Merchants Bank Co. Ltd., Class A	1,675,731	8,800,655
China Merchants Bank Co. Ltd., Class H	4,514,677	22,092,683
China Merchants Port Holdings Co. Ltd.	1,576,000	2,591,756
China Merchants Securities Co. Ltd., Class A	1,334,772	3,608,277
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	852,382	1,353,645
China Metal Recycling Holdings Ltd.(d)	3,000	—
China Minsheng Banking Corp. Ltd., Class A	2,541,099	1,349,115
China Minsheng Banking Corp. Ltd., Class H	8,977,500	3,334,410
China National Building Material Co. Ltd., Class H	4,922,000	2,094,021
China National Nuclear Power Co. Ltd., Class A	2,332,800	3,293,309
China Nonferrous Mining Corp Ltd.	2,919,000	2,069,755
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	659,100	1,982,577
China Oilfield Services Ltd., Class H	2,112,000	1,976,130
China Oriental Group Co. Ltd.	1,786,000	284,973
China Overseas Grand Oceans Group Ltd.	2,132,000	561,658
China Overseas Land & Investment Ltd.	4,498,500	8,595,814
China Overseas Property Holdings Ltd.(a)	2,010,000	1,545,384
China Pacific Insurance Group Co. Ltd., Class A	372,788	1,927,566
China Pacific Insurance Group Co. Ltd., Class H	3,332,600	11,573,630
China Petroleum & Chemical Corp., Class A	3,175,148	2,756,771
China Petroleum & Chemical Corp., Class H	28,786,200	16,214,987
China Power International Development Ltd.	6,707,000	2,879,321
China Railway Group Ltd., Class A	1,358,086	1,223,122
China Railway Group Ltd., Class H	5,707,000	2,847,900
China Renewable Energy Investment Ltd.(d)	4,386	—
China Resources Beer Holdings Co. Ltd.	1,920,500	7,114,096
China Resources Building Materials Technology Holdings Ltd.	2,872,000	742,750
China Resources Gas Group Ltd.	1,096,000	4,225,768
China Resources Land Ltd.	3,828,166	12,760,936
China Resources Medical Holdings Co. Ltd.(a)	2,359,500	1,176,913
China Resources Mixc Lifestyle Services Ltd.(c)	777,400	3,207,100
China Resources Pharmaceutical Group Ltd.(c)	1,673,500	1,183,710
China Resources Power Holdings Co. Ltd.	2,170,000	5,219,930
China Ruyi Holdings Ltd.(a)(b)	10,491,600	2,576,199
China Shenhua Energy Co. Ltd., Class A	596,300	3,353,512
China Shenhua Energy Co. Ltd., Class H	3,986,500	17,261,230
China Shineway Pharmaceutical Group Ltd.	859,000	1,018,163
China Southern Airlines Co. Ltd., Class A(b)	2,067,000	1,790,401
China State Construction Engineering Corp. Ltd., Class A	3,067,480	2,595,968
China State Construction International Holdings Ltd.	2,108,000	3,096,611
China Taiping Insurance Holdings Co. Ltd.	1,653,568	2,848,186
China Three Gorges Renewables Group Co. Ltd., Class A	3,819,800	2,551,359
China Tourism Group Duty Free Corp. Ltd., Class A	168,192	1,603,276
China Tower Corp. Ltd., Class H(c)	51,174,000	6,904,952
China Traditional Chinese Medicine Holdings Co. Ltd.(b)	4,054,000	1,241,111
China Travel International Investment Hong Kong Ltd.(a)	4,846,000	635,636
China United Network Communications Ltd., Class A	2,411,800	1,690,044
China Vanke Co. Ltd., Class A(b)	664,092	867,623
China Vanke Co. Ltd., Class H(a)(b)	2,636,500	2,510,109
China Water Affairs Group Ltd.	1,792,000	1,092,011

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
China Yangtze Power Co. Ltd., Class A	1,978,438	$7,662,054
Chinasoft International Ltd.(a)	2,988,000	2,185,397
Chongqing Changan Automobile Co. Ltd., Class A	832,700	1,548,722
Chongqing Zhifei Biological Products Co. Ltd., Class A	246,900	984,784
Chow Tai Fook Jewellery Group Ltd.	3,059,000	2,897,340
CIMC Enric Holdings Ltd.	952,000	803,433
CITIC Ltd.	6,964,000	8,179,982
CITIC Securities Co. Ltd., Class A	598,625	2,363,734
CITIC Securities Co. Ltd., Class H	2,719,925	7,511,999
CMOC Group Ltd., Class A	1,233,200	1,308,011
CMOC Group Ltd., Class H	4,962,000	4,107,364
COFCO Joycome Foods Ltd.(a)(b)	5,972,000	1,181,693
Contemporary Amperex Technology Co. Ltd., Class A	321,398	11,145,578
Cosco Shipping Energy Transportation Co. Ltd., Class H	1,944,000	1,860,455
Cosco Shipping Holdings Co. Ltd., Class A	997,199	2,040,985
Cosco Shipping Holdings Co. Ltd., Class H	3,772,300	5,586,532
COSCO Shipping Ports Ltd.	2,922,000	1,670,960
Country Garden Holdings Co. Ltd.(a)(b)(d)	722,238	23,226
Country Garden Services Holdings Co. Ltd.	2,447,000	1,843,866
CRRC Corp. Ltd., Class A	2,825,400	3,299,479
CRRC Corp. Ltd., Class H	4,924,000	3,187,150
CSC Financial Co. Ltd., Class A	639,000	2,282,216
CSPC Pharmaceutical Group Ltd.	11,209,440	8,298,717
Daqin Railway Co. Ltd., Class A	1,543,200	1,411,721
Daqo New Energy Corp., ADR(a)(b)	69,879	1,577,868
Digital China Holdings Ltd.(a)	1,665,000	595,593
Dongyue Group Ltd.	2,149,000	1,751,544
East Buy Holding Ltd.(a)(b)(c)	609,000	1,162,660
East Money Information Co. Ltd., Class A	1,505,116	4,901,164
ENN Energy Holdings Ltd.	948,400	6,681,752
Eoptolink Technology Inc. Ltd., Class A	62,200	1,126,786
Eve Energy Co. Ltd., Class A	215,943	1,472,907
Far East Horizon Ltd.	2,176,000	1,531,074
FIH Mobile Ltd. (b)	9,574,000	1,103,240
Focus Media Information Technology Co. Ltd., Class A	2,346,900	2,377,067
Foshan Haitian Flavouring & Food Co. Ltd., Class A	366,002	2,251,412
Fosun International Ltd.	3,012,000	1,710,032
Founder Securities Co. Ltd., Class A	1,209,600	1,469,722
Foxconn Industrial Internet Co. Ltd., Class A	1,048,400	3,513,333
Fu Shou Yuan International Group Ltd.(a)	2,319,000	1,177,725
Fufeng Group Ltd.(a)	1,925,000	1,087,491
Fuyao Glass Industry Group Co. Ltd., Class A	174,500	1,395,100
Fuyao Glass Industry Group Co. Ltd., Class H(c)	728,000	5,164,482
Ganfeng Lithium Group Co. Ltd., Class A	233,980	1,115,909
GCL Technology Holdings Ltd.(b)	24,264,000	5,357,665
GD Power Development Co. Ltd., Class A	2,412,400	1,639,738
GDS Holdings Ltd., Class A(b)	1,583,188	4,269,743
Geely Automobile Holdings Ltd.	7,064,000	12,417,794
Genertec Universal Medical Group Co. Ltd.(c)	2,245,000	1,406,718
Genscript Biotech Corp.(b)	1,694,000	2,591,099
GF Securities Co. Ltd., Class A	508,000	1,155,357
Giant Biogene Holding Co. Ltd.(c)	465,800	3,159,214
GigaDevice Semiconductor Inc., Class A(b)	105,580	1,331,329
GoerTek Inc., Class A	416,900	1,367,532
Goldwind Science & Technology Co. Ltd., Class A	614,400	939,389
Great Wall Motor Co. Ltd., Class H	3,284,500	5,222,944
Gree Electric Appliances Inc. of Zhuhai, Class A	332,800	2,034,471
Security	Shares	Value
China (continued)
Greentown China Holdings Ltd.	1,272,500	$1,685,520
Greentown Service Group Co. Ltd.	1,724,000	905,897
Guangdong Haid Group Co. Ltd., Class A	315,900	1,947,019
Guangdong Investment Ltd.	4,368,000	2,780,570
Guangzhou Automobile Group Co. Ltd., Class H(a)	4,855,600	1,702,058
Guangzhou Tinci Materials Technology Co. Ltd., Class A	321,000	853,801
Guotai Junan Securities Co. Ltd., Class A	1,198,294	3,192,674
Gushengtang Holdings Ltd.(a)	289,600	1,360,913
H World Group Ltd., ADR	273,038	10,017,764
Haichang Ocean Park Holdings Ltd.(a)(b)(c)	3,766,000	348,789
Haidilao International Holding Ltd.(c)	1,887,000	3,805,927
Haier Smart Home Co. Ltd., Class A	720,900	2,960,224
Haier Smart Home Co. Ltd., Class A	2,767,600	10,044,241
Haitian International Holdings Ltd.	809,000	2,237,678
Haitong Securities Co. Ltd., Class A	1,453,951	2,407,168
Haitong Securities Co. Ltd., Class H	3,038,000	2,530,360
Hangzhou First Applied Material Co. Ltd., Class A	284,984	747,481
Hangzhou Tigermed Consulting Co. Ltd., Class A	43,900	388,115
Hansoh Pharmaceutical Group Co. Ltd.(c)	1,362,000	3,175,571
Harbin Electric Co. Ltd., Class H	1,504,000	497,292
Hello Group Inc., ADR	213,981	1,512,846
Henan Shuanghui Investment & Development Co. Ltd., Class A	578,841	2,023,879
Hengan International Group Co. Ltd.	727,000	2,146,728
Hengli Petrochemical Co. Ltd., Class A	1,092,400	2,108,039
Hisense Home Appliances Group Co. Ltd., Class A	201,400	793,049
Hisense Home Appliances Group Co. Ltd., Class H	331,136	1,049,134
Hithink RoyalFlush Information Network Co. Ltd., Class A	66,500	1,916,361
Hopson Development Holdings Ltd.(a)(b)	1,327,952	594,778
Hua Hong Semiconductor Ltd.(c)	1,035,000	2,894,787
Huabao International Holdings Ltd.(a)	1,022,000	308,936
Huadong Medicine Co. Ltd., Class A	222,700	1,033,407
Hualan Biological Engineering Inc., Class A	325,600	753,913
Huaneng Power International Inc., Class H	5,746,000	3,078,688
Huatai Securities Co. Ltd., Class A	404,900	1,002,558
Huatai Securities Co. Ltd., Class H(c)	1,708,000	2,891,075
Huaxia Bank Co. Ltd., Class A	1,528,731	1,518,078
Hundsun Technologies Inc., Class A	320,648	1,205,062
HUTCHMED China Ltd.(a)(b)	796,345	2,903,660
HUYA Inc., ADR	160,923	556,794
Hygeia Healthcare Holdings Co. Ltd.(b)(c)	643,600	1,455,404
Hygon Information Technology Co. Ltd., Class A, NVS	228,379	4,115,444
IEIT Systems Co. Ltd., Class A	214,800	1,403,239
Iflytek Co. Ltd., Class A	292,800	1,884,419
Imeik Technology Development Co. Ltd., Class A	48,720	1,454,474
Industrial & Commercial Bank of China Ltd., Class A	4,636,541	3,936,058
Industrial & Commercial Bank of China Ltd., Class H	85,012,000	50,994,963
Industrial Bank Co. Ltd., Class A	1,327,198	3,408,792
INESA Intelligent Tech Inc., Class B	246,730	152,107
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(b)	8,631,400	2,072,286
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	676,300	2,655,687
Inner Mongolia Yitai Coal Co. Ltd., Class B	1,639,584	3,800,918
Innovent Biologics Inc.(b)(c)	1,527,000	6,638,135
iQIYI Inc., ADR(a)(b)	613,658	1,601,647

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
JA Solar Technology Co. Ltd., Class A	358,876	$975,678
JD Health International Inc.(b)(c)	1,343,550	4,809,034
JD Logistics Inc.(b)(c)	2,288,900	4,657,635
JD.com Inc., Class A	3,007,140	60,982,476
Jiangsu Eastern Shenghong Co. Ltd., Class A	902,607	1,002,025
Jiangsu Expressway Co. Ltd., Class H	1,474,000	1,484,599
Jiangsu Hengli Hydraulic Co. Ltd., Class A	191,996	1,395,515
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	554,859	3,636,841
Jiangsu King's Luck Brewery JSC Ltd., Class A	171,200	1,057,305
Jiangsu Yanghe Distillery Co. Ltd., Class A	145,500	1,643,779
Jiangxi Copper Co. Ltd., Class A	232,700	708,437
Jiangxi Copper Co. Ltd., Class H	1,142,000	1,920,968
JinkoSolar Holding Co. Ltd., ADR	59,406	1,577,823
Jinxin Fertility Group Ltd.(a)(c)	2,334,500	1,035,595
Jiumaojiu International Holdings Ltd.(a)(c)	1,043,000	450,364
JOYY Inc., ADR(b)	71,180	2,423,679
Kanzhun Ltd., ADR	349,522	5,085,545
KE Holdings Inc., ADR	800,186	17,548,079
Keymed Biosciences Inc.(a)(b)(c)	262,000	1,396,972
Kingboard Holdings Ltd.	829,000	2,007,392
Kingboard Laminates Holdings Ltd.	1,595,000	1,386,018
Kingdee International Software Group Co. Ltd.(b)	3,477,000	3,639,916
Kingsoft Cloud Holdings Ltd.(b)	1,832,730	351,512
Kingsoft Corp. Ltd.	1,115,600	3,844,632
Kuaishou Technology(b)(c)	2,890,100	17,031,383
Kunlun Energy Co. Ltd.	4,178,000	3,962,254
Kweichow Moutai Co. Ltd., Class A	87,130	18,698,402
Lee & Man Paper Manufacturing Ltd.	1,583,000	488,375
Legend Biotech Corp., ADR(a)(b)	89,377	4,023,753
Lenovo Group Ltd.	9,724,000	12,822,416
Lepu Medical Technology Beijing Co. Ltd., Class A	337,700	571,584
Li Auto Inc., Class A(b)	1,506,618	18,945,854
Li Ning Co. Ltd.	2,845,000	5,804,959
Lifetech Scientific Corp. (a)(b)	6,158,000	1,322,850
Lingyi iTech Guangdong Co., Class A	1,229,500	1,548,462
LK Technology Holdings Ltd.(a)	810,000	311,976
Longfor Group Holdings Ltd.(c)	2,347,000	3,802,155
LONGi Green Energy Technology Co. Ltd., Class A	645,360	1,790,892
Lonking Holdings Ltd.	3,625,000	697,862
Lufax Holding Ltd., ADR	228,559	612,538
Luxshare Precision Industry Co. Ltd., Class A	565,631	3,329,798
Luye Pharma Group Ltd. (a)(b)(c)	2,863,000	1,028,340
Luzhou Laojiao Co. Ltd., Class A	116,900	2,227,070
Mango Excellent Media Co. Ltd., Class A	241,897	852,115
Maoyan Entertainment(a)(b)(c)	1,036,600	1,038,275
Meitu Inc.(a)(c)	4,510,000	1,532,479
Meituan, Class B(b)(c)	6,107,090	144,312,801
MH Development Ltd.(d)	264,000	—
Microport Scientific Corp.(a)(b)	1,753,000	1,451,947
Midea Group Co. Ltd.(a)(b)	449,300	4,221,886
Midea Group Co. Ltd., Class A	324,800	3,253,232
Ming Yuan Cloud Group Holdings Ltd.	1,126,000	390,787
MINISO Group Holding Ltd.	596,592	2,989,728
Minth Group Ltd.(b)	1,060,000	1,937,108
MMG Ltd.(b)	6,549,200	2,305,208
Montage Technology Co. Ltd., Class A	172,600	1,656,526
Muyuan Foods Co. Ltd., Class A(b)	490,410	3,006,928
NARI Technology Co. Ltd., Class A	926,933	3,384,206
NAURA Technology Group Co. Ltd., Class A	60,100	3,305,646
NetDragon Websoft Holdings Ltd.(a)	629,000	819,441
Security	Shares	Value
China (continued)
NetEase Inc.	2,361,525	$37,994,086
New China Life Insurance Co. Ltd., Class A	299,501	2,019,519
New China Life Insurance Co. Ltd., Class H	807,800	2,726,128
New Hope Liuhe Co. Ltd., Class A(b)	820,000	1,129,207
New Horizon Health Ltd.(a)(b)(c)(d)	605,000	935,349
New Oriental Education & Technology Group Inc.	1,810,750	11,331,771
Nexteer Automotive Group Ltd.(a)	1,630,000	594,861
Nine Dragons Paper Holdings Ltd.(b)	1,749,000	761,708
Ningbo Tuopu Group Co. Ltd., Class A	290,870	1,766,221
Ningxia Baofeng Energy Group Co. Ltd., Class A	1,231,900	2,749,821
NIO Inc., Class A(b)	1,751,829	9,010,420
Noah Holdings Ltd., ADR	60,142	740,949
Nongfu Spring Co. Ltd., Class H(c)	2,476,000	9,225,217
Orient Overseas International Ltd.	213,000	2,903,450
PDD Holdings Inc., ADR(b)	848,455	102,315,188
People's Insurance Co. Group of China Ltd. (The), Class H	15,219,000	7,681,855
PetroChina Co. Ltd., Class A	1,651,400	1,876,444
PetroChina Co. Ltd., Class H	25,214,000	18,933,547
PICC Property & Casualty Co. Ltd., Class H	8,176,520	12,403,533
Ping An Bank Co. Ltd., Class A	1,505,300	2,408,659
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	712,300	1,056,103
Ping An Insurance Group Co. of China Ltd., Class A	738,263	5,803,771
Ping An Insurance Group Co. of China Ltd., Class H	8,141,500	50,442,940
Poly Developments and Holdings Group Co. Ltd., Class A	940,236	1,428,587
Poly Property Group Co. Ltd.	3,035,000	654,920
Pop Mart International Group Ltd.(c)	729,400	6,594,423
Postal Savings Bank of China Co. Ltd., Class A	2,046,500	1,498,812
Postal Savings Bank of China Co. Ltd., Class H(c)	10,183,000	5,847,905
Power Construction Corp. of China Ltd., Class A	1,419,000	1,097,901
Q Technology Group Co. Ltd.(b)	1,219,000	797,172
Qifu Technology Inc.	167,742	5,503,615
Qinghai Salt Lake Industry Co. Ltd., Class A(b)	1,156,400	2,913,792
Redco Properties Group Ltd.(a)(b)(c)	782,000	44,260
RLX Technology Inc., ADR	706,198	1,144,041
Rongsheng Petrochemical Co. Ltd., Class A	1,133,000	1,500,350
SAIC Motor Corp. Ltd., Class A	1,219,352	2,204,302
Sailun Group Co. Ltd., Class A	558,700	1,136,821
Sany Heavy Equipment International Holdings Co. Ltd.(a)	2,174,000	1,425,885
Sany Heavy Industry Co. Ltd., Class A	977,000	2,506,005
SDIC Power Holdings Co. Ltd., Class A	1,077,700	2,301,737
Seazen Group Ltd.(a)(b)	2,498,000	754,495
Seres Group Co. Ltd., Class A, NVS(b)	172,800	2,829,190
SF Holding Co. Ltd., Class A	453,200	2,847,679
Shaanxi Coal Industry Co. Ltd., Class A	872,800	3,026,246
Shandong Gold Mining Co. Ltd., Class A	569,028	2,092,279
Shandong Gold Mining Co. Ltd., Class H(c)	854,000	1,691,847
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	2,796,800	1,744,830
Shanghai Baosight Software Co. Ltd., Class A	384,624	1,451,829
Shanghai Baosight Software Co. Ltd., Class B	867,244	1,312,675
Shanghai Industrial Holdings Ltd.	668,000	1,018,872
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,359,800	2,101,700
Shanghai Pudong Development Bank Co. Ltd., Class A	2,535,699	3,510,368
Shanghai United Imaging Healthcare Co. Ltd., Class A, NVS	83,967	1,441,709

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class B	164,510	$132,760
Shanxi Coking Coal Energy Group Co. Ltd., Class A	787,000	910,297
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	391,900	802,362
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	93,440	2,637,699
Shengyi Technology Co. Ltd., Class A	439,800	1,265,593
Shennan Circuits Co. Ltd., Class A	91,300	1,337,382
Shenwan Hongyuan Group Co. Ltd., Class A	4,151,333	3,102,950
Shenzhen Inovance Technology Co. Ltd., Class A	238,250	1,858,696
Shenzhen International Holdings Ltd.	1,879,000	1,595,220
Shenzhen Investment Ltd.	7,978,000	981,880
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	93,800	3,511,410
Shenzhen Transsion Holdings Co. Ltd., Class A	139,329	1,864,895
Shenzhou International Group Holdings Ltd.	1,049,800	8,106,566
Shougang Fushan Resources Group Ltd.(a)	5,848,000	2,115,079
Shui On Land Ltd.(a)	11,105,500	1,015,589
Sichuan Chuantou Energy Co. Ltd., Class A	637,759	1,499,454
Sichuan Road & Bridge Group Co. Ltd., Class A	1,329,800	1,429,158
Sihuan Pharmaceutical Holdings Group Ltd.	7,525,000	705,309
Sino Biopharmaceutical Ltd.	11,931,000	5,419,859
Sinofert Holdings Ltd.	6,252,000	932,882
Sinopec Engineering Group Co. Ltd., Class H	2,518,000	1,748,415
Sinopec Kantons Holdings Ltd.	2,400,000	1,321,851
Sinopharm Group Co. Ltd., Class H	1,775,600	4,423,535
Sinotruk Hong Kong Ltd.	906,000	2,447,357
Skyworth Group Ltd.(a)	2,624,000	1,043,774
Smoore International Holdings Ltd.(c)	2,317,000	3,024,959
SOHO China Ltd.(a)(b)	3,679,000	340,399
SooChow Securities Co. Ltd., Class A	913,764	1,044,487
SSY Group Ltd.(a)	2,424,000	1,176,767
Sunac China Holdings Ltd.(a)(b)	6,579,000	2,300,732
Sunac Services Holdings Ltd.(c)	1,560,000	386,692
Sungrow Power Supply Co. Ltd., Class A	209,160	2,663,658
Sunny Optical Technology Group Co. Ltd.	920,300	5,986,547
Suzhou TFC Optical Communication Co. Ltd., Class A	45,700	814,465
TAL Education Group, ADR(b)	537,054	5,972,040
TCL Technology Group Corp., Class A	3,334,760	2,483,230
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	537,875	958,189
Tencent Holdings Ltd.	7,990,100	416,620,506
Tencent Music Entertainment Group, ADR	953,886	10,616,751
Tianneng Power International Ltd.(a)	1,432,000	1,163,454
Tianqi Lithium Corp., Class A	195,000	980,925
Tingyi Cayman Islands Holding Corp.	2,012,000	2,935,294
Tong Ren Tang Technologies Co. Ltd., Class H(a)	1,590,000	1,041,247
Tongcheng Travel Holdings Ltd.	1,569,200	3,550,206
Tongwei Co. Ltd., Class A	420,400	1,821,160
Topsports International Holdings Ltd.(c)	1,969,000	656,065
Towngas Smart Energy Co. Ltd.	2,091,000	860,558
TravelSky Technology Ltd., Class H	1,265,000	1,773,006
Trina Solar Co. Ltd., Class A	182,178	641,081
Trip.com Group Ltd.(b)	674,988	43,438,496
Tsingtao Brewery Co. Ltd., Class H	784,000	5,057,511
Unigroup Guoxin Microelectronics Co. Ltd., Class A	135,517	1,269,172
Unisplendour Corp. Ltd., Class A	322,840	1,184,039
Untradelumena Newmat, NVS(d)	3,800	—
Security	Shares	Value
China (continued)
Venus MedTech Hangzhou Inc., Class H(a)(b)(c)(d)	587,500	$339,769
Vipshop Holdings Ltd., ADR	482,389	6,965,697
Vnet Group Inc., ADR(a)(b)	121,075	397,126
Wanhua Chemical Group Co. Ltd., Class A	271,687	2,873,921
Want Want China Holdings Ltd.	5,771,000	3,592,910
Weibo Corp., ADR	117,468	1,063,085
Weichai Power Co. Ltd., Class A	825,200	1,548,044
Weichai Power Co. Ltd., Class H	2,213,000	3,343,980
Weimob Inc.(a)(b)(c)	2,825,000	586,514
Wens Foodstuff Group Co. Ltd., Class A	862,257	2,256,188
West China Cement Ltd.(a)	5,004,000	745,999
Will Semiconductor Co. Ltd. Shanghai, Class A	145,830	2,191,974
Wingtech Technology Co. Ltd., Class A	201,600	1,232,418
Wuliangye Yibin Co. Ltd., Class A	283,374	5,846,114
WuXi AppTec Co. Ltd., Class A	138,961	1,015,713
WuXi AppTec Co. Ltd., Class H(a)(c)	415,250	2,761,548
Wuxi Biologics Cayman Inc.(b)(c)	4,647,000	9,872,095
XCMG Construction Machinery Co. Ltd., Class A	1,639,300	1,785,942
XD Inc.(b)	598,800	1,607,646
Xiaomi Corp., Class B(b)(c)	18,729,200	64,239,209
Xinyi Solar Holdings Ltd.	6,173,600	3,166,232
XPeng Inc., Class A(b)	1,523,306	8,607,107
Xtep International Holdings Ltd.	1,731,000	1,283,731
Yadea Group Holdings Ltd.(c)	1,728,000	2,984,698
Yankuang Energy Group Co. Ltd., Class A	330,525	716,018
Yankuang Energy Group Co. Ltd., Class H	3,966,100	5,160,477
Yeahka Ltd.(a)(b)	344,400	488,801
Yihai International Holding Ltd.(a)	881,000	1,569,999
Yonyou Network Technology Co. Ltd., Class A(b)	467,000	745,153
Yuexiu Property Co. Ltd.	2,055,616	1,700,597
Yuexiu REIT	3,430,448	458,086
Yuexiu Transport Infrastructure Ltd.	1,722,000	846,148
Yum China Holdings Inc.	479,225	21,138,615
Yunnan Baiyao Group Co. Ltd., Class A	348,832	2,799,539
Yunnan Energy New Material Co. Ltd., Class A	187,400	936,664
Zai Lab Ltd.(b)	1,478,220	4,507,270
Zangge Mining Co. Ltd., Class A	250,900	1,008,987
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	81,100	2,673,794
Zhaojin Mining Industry Co. Ltd., Class H(a)	1,827,500	3,202,576
Zhejiang Century Huatong Group Co. Ltd., Class A(b)	1,348,158	894,261
Zhejiang Expressway Co. Ltd., Class H	3,400,320	2,252,831
Zhejiang Huayou Cobalt Co. Ltd., Class A	235,840	1,027,316
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	278,200	1,406,905
Zhejiang Juhua Co. Ltd., Class A	304,600	895,360
Zhejiang Leapmotor Technology Co. Ltd.(b)(c)	716,800	2,829,648
ZhongAn Online P&C Insurance Co. Ltd., Class H(b)(c)	804,700	1,451,613
Zhongji Innolight Co. Ltd., Class A	94,640	1,868,488
Zhongsheng Group Holdings Ltd.	960,500	1,477,046
Zhuzhou CRRC Times Electric Co. Ltd., Class H	691,100	2,652,072
Zijin Mining Group Co. Ltd., Class A	2,186,500	5,124,591
Zijin Mining Group Co. Ltd., Class H	6,426,000	13,687,841
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	1,313,900	1,283,045
ZTE Corp., Class A	269,000	1,140,755
ZTE Corp., Class H	748,640	1,863,268
ZTO Express Cayman Inc.	534,796	12,334,061
		2,793,930,581

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Colombia — 0.0%
Bancolombia SA	278,259	$2,376,858
Interconexion Electrica SA ESP	581,956	2,311,911
		4,688,769
Czech Republic — 0.0%
CEZ AS	212,109	8,219,054
Komercni Banka AS	110,588	3,821,286
		12,040,340
Denmark — 2.0%
ALK-Abello A/S(b)	189,963	4,448,059
Alm Brand A/S	1,580,761	3,077,516
Ambu A/S, Class B(a)(b)	217,871	4,042,907
AP Moller - Maersk A/S, Class A	3,416	5,209,191
AP Moller - Maersk A/S, Class B, NVS	5,626	8,899,000
Bavarian Nordic A/S(b)	109,335	3,442,331
Carlsberg A/S, Class B	111,149	12,283,483
Chemometec A/S	25,561	1,500,766
Coloplast A/S, Class B	160,808	20,141,297
D/S Norden A/S	38,305	1,323,177
Danske Bank A/S	831,255	24,579,412
Demant A/S(b)	118,239	4,367,301
DFDS A/S(a)	56,036	1,281,549
DSV A/S	250,033	54,733,585
FLSmidth & Co. A/S	62,086	3,250,261
Genmab A/S(b)	74,226	16,623,449
GN Store Nord A/S(b)	183,765	3,612,724
H Lundbeck A/S	322,060	2,097,364
H Lundbeck A/S, Class A	100,464	524,459
ISS A/S(a)	175,836	3,398,493
Jyske Bank A/S, Registered	57,190	4,011,926
Matas A/S	101,765	1,822,353
Netcompany Group A/S(a)(b)(c)	56,596	2,701,288
Nilfisk Holding A/S(b)	37,133	623,779
NKT A/S(b)	66,069	6,194,430
Novo Nordisk A/S, Class B	3,934,170	441,276,137
Novonesis (Novozymes) B, Class B	444,910	27,958,923
Orsted A/S(a)(b)(c)	230,637	13,574,512
Pandora A/S	104,844	15,852,006
Per Aarsleff Holding A/S	27,225	1,605,849
Ringkjoebing Landbobank A/S	35,369	5,849,855
Rockwool A/S, Class B	10,511	4,548,636
Royal Unibrew A/S	62,588	4,708,613
Scandinavian Tobacco Group A/S, Class A(c)	89,090	1,338,088
Schouw & Co. A/S	23,188	1,928,090
Spar Nord Bank A/S	124,547	2,400,762
Svitzer Group A/S, NVS(b)	16,390	569,297
Sydbank A/S	92,466	4,412,952
TORM PLC, Class A	77,264	2,030,314
Tryg A/S	382,158	9,019,215
Vestas Wind Systems A/S(b)	1,244,200	23,711,126
Zealand Pharma A/S(b)	80,551	9,299,005
		764,273,480
Egypt — 0.0%
Commercial International Bank - Egypt (CIB)	2,465,078	4,028,728
Eastern Co. SAE	1,786,720	996,475
EFG Holding S.A.E.(b)	2,596,088	1,174,284
Talaat Moustafa Group	1,119,440	1,351,789
		7,551,276
Finland — 0.7%
Cargotec OYJ, Class B	55,628	3,363,110
Citycon OYJ	138,079	534,706
Elisa OYJ	160,089	7,620,226
Security	Shares	Value
Finland (continued)
Finnair OYJ(b)	8,180	$20,753
Fortum OYJ	527,709	7,791,475
Huhtamaki OYJ	122,509	4,801,709
Kalmar OYJ, Class B(b)	55,628	1,732,307
Kemira OYJ	177,626	3,771,511
Kesko OYJ, Class B	328,775	7,061,501
Kojamo OYJ(b)	266,718	2,625,729
Kone OYJ, Class B	401,507	22,017,438
Konecranes OYJ	82,217	5,675,878
Mandatum OYJ	526,309	2,430,438
Metsa Board OYJ, Class B	312,192	1,679,531
Metso OYJ	761,969	7,251,779
Neste OYJ	502,431	8,067,036
Nokia OYJ	6,415,225	30,356,972
Nokian Renkaat OYJ	164,429	1,364,734
Nordea Bank Abp	3,818,115	44,698,599
Orion OYJ, Class B	130,678	6,346,773
Outokumpu OYJ	543,810	1,956,330
QT Group OYJ(b)	29,650	2,258,761
Revenio Group OYJ	45,963	1,474,889
Sampo OYJ, Class A	515,283	22,848,171
Sampo OYJ, Class A(b)	74,792	3,292,582
Stora Enso OYJ, Class R	686,209	7,657,713
TietoEVRY OYJ	98,563	1,833,323
Tokmanni Group Corp.	84,139	959,153
UPM-Kymmene OYJ	646,471	19,023,420
Valmet OYJ	213,341	5,466,102
Wartsila OYJ Abp	608,367	11,651,710
YIT OYJ(a)(b)	310,357	882,239
		248,516,598
France — 6.3%
Accor SA	225,966	10,251,441
Aeroports de Paris SA	35,136	4,180,032
Air France-KLM, NVS(a)(b)	158,931	1,572,261
Air Liquide SA	701,750	125,824,656
Airbus SE	718,456	109,594,138
Alstom SA(b)	413,835	9,102,905
Alten SA	38,182	3,229,819
Amundi SA(c)	58,339	4,229,814
Aperam SA	67,119	1,826,836
ArcelorMittal SA	565,207	13,979,991
Arkema SA	78,081	6,880,662
AXA SA	2,219,992	83,354,672
Beneteau SACA(a)	64,517	709,722
BioMerieux	49,637	5,555,541
BNP Paribas SA	1,255,639	85,752,587
Bollore SE	1,119,225	6,987,293
Bouygues SA	232,877	7,485,021
Bureau Veritas SA	382,867	12,142,598
Capgemini SE	194,933	33,817,131
Carrefour SA	703,073	11,165,451
Cie de Saint-Gobain SA	576,387	52,269,598
Cie Generale des Etablissements Michelin SCA	834,756	28,211,001
Coface SA	194,771	3,140,914
Covivio SA/France	60,682	3,452,161
Credit Agricole SA	1,258,734	19,293,976
Danone SA	788,670	56,341,409
Dassault Aviation SA	27,442	5,540,907
Dassault Systemes SE	813,786	27,851,958
Derichebourg SA	184,299	1,046,552
Edenred SE	306,376	9,909,011
Eiffage SA	85,952	7,999,865

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Elior Group SA(b)(c)	247,016	$1,131,107
Elis SA	238,068	5,415,869
Engie SA	2,189,036	36,691,548
Eramet SA	15,724	929,214
EssilorLuxottica SA	360,666	84,597,053
Eurazeo SE	50,397	3,843,919
Eurofins Scientific SE	160,449	7,913,658
Euronext NV(c)	104,259	11,503,371
Eutelsat Communications SACA(a)(b)	200,798	839,162
Fnac Darty SA(a)	31,133	873,519
Forvia SE	181,185	1,728,473
Gaztransport Et Technigaz SA	43,024	6,259,952
Gecina SA	51,007	5,451,018
Getlink SE	467,828	7,950,569
Hermes International SCA	38,915	88,444,095
ICADE	36,470	953,908
ID Logistics Group SACA(b)	4,957	2,212,112
Imerys SA	45,819	1,487,401
Interparfums SA	33,783	1,542,995
Ipsen SA	44,497	5,424,513
IPSOS SA	62,419	3,065,137
JCDecaux SE(b)	93,192	1,759,906
Kaufman & Broad SA	32,413	1,200,507
Kering SA	91,998	22,978,382
Klepierre SA	258,175	8,254,266
La Francaise des Jeux SAEM(c)	113,012	4,830,725
Legrand SA	324,057	36,575,787
LISI SA	19,383	471,821
L'Oreal SA	291,883	109,505,778
LVMH Moet Hennessy Louis Vuitton SE	335,518	223,361,157
Mercialys SA	166,084	1,959,534
Mersen SA	45,043	1,050,988
Metropole Television SA	42,807	540,794
Neoen SA(c)	95,667	4,115,910
Nexans SA	36,013	5,013,105
Nexity SA(a)(b)	79,541	1,242,510
Opmobility	111,218	1,093,199
Orange SA	2,273,021	24,970,725
Orpea SA, NVS(b)	92,845	622,091
Pernod Ricard SA	247,077	30,827,438
Pluxee NV, NVS(b)	104,108	2,191,188
Publicis Groupe SA	274,045	29,126,415
Quadient SA	65,955	1,160,589
Remy Cointreau SA	25,368	1,596,427
Renault SA	228,609	10,459,873
Rexel SA	311,587	8,584,671
Rubis SCA	105,533	2,585,778
Safran SA	417,517	94,511,471
Sanofi SA	1,386,120	146,484,841
Sartorius Stedim Biotech	36,387	7,299,334
Schneider Electric SE	663,965	171,999,235
SCOR SE	175,414	3,774,007
SEB SA	28,388	2,999,041
SES SA, Class A	444,024	1,774,569
Societe BIC SA	39,446	2,886,012
Societe Generale SA	875,976	25,159,310
Sodexo SA	104,175	9,042,644
SOITEC(b)	31,348	2,482,355
Sopra Steria Group SACA	19,977	3,842,058
SPIE SA	150,950	5,463,414
STMicroelectronics NV	828,656	22,524,877
Technip Energies NV	147,882	3,692,219
Security	Shares	Value
France (continued)
Teleperformance SE	67,129	$7,115,799
Television Francaise 1 SA	110,482	916,671
Thales SA	112,793	18,182,061
TotalEnergies SE	2,628,142	164,930,745
Trigano SA	13,138	1,796,138
Ubisoft Entertainment SA(a)(b)	110,862	1,670,641
Unibail-Rodamco-Westfield, New	149,772	12,247,198
Valeo SE	255,113	2,480,245
Vallourec SACA(a)(b)	200,929	3,308,147
Valneva SE(a)(b)	168,590	476,653
Veolia Environnement SA	832,848	26,442,662
Verallia SA(c)	73,726	2,126,178
Vicat SACA	28,423	1,053,096
Vinci SA	617,344	69,155,296
Virbac SACA	6,688	2,541,902
Vivendi SE	821,880	8,782,225
VusionGroup(a)	11,387	1,790,098
Wendel SE	28,858	2,868,113
Worldline SA/France(a)(b)(c)	300,118	2,127,376
		2,400,984,711
Germany — 5.0%
adidas AG	199,647	47,813,696
Aixtron SE	142,957	2,269,943
Allianz SE, Registered	477,883	150,440,054
Amadeus Fire AG	11,185	955,288
Aroundtown SA(b)	1,221,033	3,635,658
Aurubis AG(a)	37,378	2,939,309
Auto1 Group SE(b)(c)	173,386	1,779,311
BASF SE	1,074,196	52,219,473
Bayer AG, Registered	1,195,351	32,211,023
Bayerische Motoren Werke AG	385,698	30,406,883
BayWa AG(a)(b)	24,934	273,932
Bechtle AG	101,040	3,449,948
Befesa SA(c)	52,402	1,220,400
Beiersdorf AG	121,320	16,377,441
Bilfinger SE	59,515	2,860,708
Borussia Dortmund GmbH & Co. KGaA(a)(b)	108,747	405,700
Brenntag SE	165,826	10,817,335
CANCOM SE	50,373	1,345,132
Carl Zeiss Meditec AG, Bearer	50,436	3,175,044
Ceconomy AG(b)	302,316	973,035
Commerzbank AG	1,302,885	23,107,471
CompuGroup Medical SE & Co. KgaA	38,675	575,024
Continental AG	130,211	8,126,509
Covestro AG(b)(c)	237,787	15,060,576
CTS Eventim AG & Co. KGaA	75,924	7,973,169
Daimler Truck Holding AG	609,980	25,223,053
Delivery Hero SE, Class A(b)(c)	230,884	9,801,506
Deutsche Bank AG, Registered	2,318,662	39,393,531
Deutsche Boerse AG	229,009	53,193,815
Deutsche Lufthansa AG, Registered	772,006	5,364,566
Deutsche Pfandbriefbank AG(a)(b)(c)	252,509	1,434,022
Deutsche Post AG, Registered	1,242,028	49,891,665
Deutsche Telekom AG, Registered	4,255,246	128,651,029
Deutz AG	237,411	1,055,720
Duerr AG	73,636	1,706,445
E.ON SE	2,756,421	37,198,091
Eckert & Ziegler SE	33,453	1,435,293
Encavis AG, NVS(a)(b)	164,337	3,119,936
Evonik Industries AG	282,722	6,230,960
Evotec SE(a)(b)	228,640	1,768,286
Fielmann Group AG	36,908	1,856,465

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
flatexDEGIRO AG	122,574	$1,800,614
Fraport AG Frankfurt Airport Services Worldwide(b)	47,845	2,589,009
Freenet AG	150,492	4,472,682
Fresenius Medical Care AG & Co. KGaA	249,259	9,757,234
Fresenius SE & Co. KGaA(b)	506,780	18,502,859
GEA Group AG	187,959	9,258,076
Gerresheimer AG	41,358	3,483,161
Grand City Properties SA(b)	115,602	1,532,223
Grenke AG	45,738	903,731
Hamborner REIT AG	226,552	1,601,312
Hamburger Hafen und Logistik AG, NVS	72,863	1,274,792
Hannover Rueck SE	72,839	19,127,075
Heidelberg Materials AG	171,983	18,942,047
HelloFresh SE(a)(b)	244,991	2,713,286
Henkel AG & Co. KGaA	134,439	10,485,122
Hensoldt AG	80,415	2,736,074
Hugo Boss AG	75,485	3,475,185
Hypoport SE(a)(b)	6,062	1,423,409
Infineon Technologies AG	1,589,758	50,275,513
Jenoptik AG	86,553	2,030,577
K+S AG, Registered(a)	253,202	3,074,583
KION Group AG	87,964	3,415,418
Kloeckner & Co. SE	66,511	339,642
Knorr-Bremse AG	82,339	6,792,216
Kontron AG(a)	92,149	1,551,748
Krones AG	21,420	2,790,088
Lanxess AG	89,411	2,596,509
LEG Immobilien SE	93,074	8,792,462
Mercedes-Benz Group AG	905,294	54,997,198
Merck KGaA	157,297	26,005,166
METRO AG(a)	256,315	1,207,397
MTU Aero Engines AG	68,312	22,327,167
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	163,651	83,687,881
Nemetschek SE	74,023	7,976,136
Nordex SE(a)(b)	203,878	2,905,371
Norma Group SE	46,416	644,240
Patrizia SE	92,727	783,720
Pfeiffer Vacuum Technology AG	11,962	2,001,194
ProSiebenSat.1 Media SE(a)	175,342	1,079,315
Puma SE	127,740	5,824,912
Qiagen NV, NVS	262,005	11,103,371
Rational AG	5,543	5,428,270
Redcare Pharmacy NV(a)(b)(c)	19,126	2,929,133
RENK Group AG(b)	72,821	1,463,322
Rheinmetall AG	55,090	28,362,285
RWE AG	768,982	24,922,383
Salzgitter AG(a)	74,233	1,133,748
SAP SE	1,273,681	297,385,261
Scout24 SE(c)	98,658	8,522,599
SGL Carbon SE(a)(b)	85,209	434,839
Siemens AG, Registered	925,917	180,136,970
Siemens Energy AG(b)	777,906	31,951,003
Siemens Healthineers AG(a)(c)	344,892	18,004,900
Siltronic AG(a)	29,985	1,703,296
Sixt SE(a)	29,070	2,302,568
SMA Solar Technology AG(a)	20,389	356,773
Stabilus SE	36,670	1,451,741
Stroeer SE & Co. KGaA	44,422	2,635,827
Suedzucker AG(a)	100,697	1,208,151
SUESS MicroTec SE	25,088	1,501,143
Symrise AG, Class A	166,369	20,019,288
Security	Shares	Value
Germany (continued)
TAG Immobilien AG(b)	290,450	$4,828,381
Takkt AG	36,043	352,068
Talanx AG(b)	75,489	5,817,801
TeamViewer SE(b)(c)	176,951	2,549,208
thyssenkrupp AG	631,628	2,204,894
TUI AG(b)	525,590	4,381,360
United Internet AG, Registered(e)	110,280	2,257,807
Verbio SE(a)	41,180	633,090
Vonovia SE	923,826	30,288,315
Vossloh AG	24,354	1,178,655
Wacker Chemie AG	24,255	2,040,160
Wacker Neuson SE(a)	49,219	758,884
Zalando SE(b)(c)	268,386	8,124,762
		1,901,285,045
Greece — 0.1%
Alpha Services and Holdings SA	2,529,242	3,809,871
Autohellas Tourist and Trading SA	24,623	304,163
Eurobank Ergasias Services and Holdings SA, Class A	3,134,996	6,486,997
FF Group(d)	16,274	—
Hellenic Telecommunications Organization SA	204,814	3,384,364
Jumbo SA	140,277	3,743,942
Metlen Energy & Metals SA	163,137	5,731,241
Motor Oil Hellas Corinth Refineries SA	143,327	3,060,829
National Bank of Greece SA	970,666	7,604,899
OPAP SA	298,309	5,087,934
Piraeus Financial Holdings SA	1,348,376	5,080,454
Public Power Corp. SA	288,169	3,788,700
Terna Energy SA	145,607	3,136,003
Titan Cement International SA	45,514	1,627,634
		52,847,031
Hong Kong — 1.2%
AIA Group Ltd.	13,597,400	107,315,013
ASMPT Ltd.	341,200	3,698,894
Bank of East Asia Ltd. (The)	1,495,200	1,855,994
BOC Hong Kong Holdings Ltd.	4,716,500	15,398,101
Brightoil Petroleum Holdings Ltd.(d)	757,750	1
Cafe de Coral Holdings Ltd.(a)	794,000	851,744
CK Asset Holdings Ltd.	2,330,388	9,526,544
CK Hutchison Holdings Ltd.	3,228,888	16,981,136
CK Infrastructure Holdings Ltd.	723,000	5,116,223
CLP Holdings Ltd.	2,083,000	17,694,245
Cowell e Holdings Inc.(a)(b)	584,000	1,802,168
Dah Sing Banking Group Ltd.(a)	743,600	700,268
Dah Sing Financial Holdings Ltd.	254,400	829,395
ESR Group Ltd.(c)	2,423,600	3,285,710
First Pacific Co. Ltd.	3,845,000	2,162,134
Futu Holdings Ltd., ADR(b)	74,013	7,030,495
Galaxy Entertainment Group Ltd.	2,684,000	11,945,349
Guotai Junan International Holdings Ltd.(a)	7,942,000	1,173,145
Hang Lung Properties Ltd.	2,516,000	2,113,346
Hang Seng Bank Ltd.	1,017,400	12,445,021
Health and Happiness H&H International Holdings Ltd.	251,500	329,333
Henderson Land Development Co. Ltd.	1,588,941	5,095,232
HKBN Ltd.	2,090,500	920,715
HKT Trust & HKT Ltd., Class SS	4,751,600	5,904,840
Hong Kong & China Gas Co. Ltd.	13,967,566	10,818,797
Hong Kong Exchanges & Clearing Ltd.	1,466,800	58,731,188
Hongkong Land Holdings Ltd.	1,340,400	5,747,083

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
Hutchison Telecommunications Hong Kong Holdings Ltd.(a)	4,290,000	$524,241
Hysan Development Co. Ltd.	1,064,000	1,725,756
Jardine Matheson Holdings Ltd.	185,800	7,153,300
Johnson Electric Holdings Ltd.	712,250	1,081,195
JS Global Lifestyle Co. Ltd.(c)	1,311,500	264,053
Kerry Logistics Network Ltd.	1,072,500	1,005,714
Kerry Properties Ltd.	1,083,000	2,287,533
Link REIT	3,218,280	14,995,309
Luk Fook Holdings International Ltd.	611,000	1,170,635
Man Wah Holdings Ltd.	2,696,400	1,959,037
Melco International Development Ltd.(a)(b)	1,225,000	753,638
Melco Resorts & Entertainment Ltd., ADR(a)(b)	283,757	1,906,847
MTR Corp. Ltd.	1,910,000	6,949,330
New World Development Co. Ltd.(a)	1,536,416	1,544,203
NWS Holdings Ltd.	2,883,000	2,974,042
Pacific Basin Shipping Ltd.	8,779,000	2,417,880
PAX Global Technology Ltd.	1,371,000	909,991
PCCW Ltd.	5,835,000	3,204,930
Power Assets Holdings Ltd.	1,784,500	11,887,028
Sands China Ltd.(b)	2,955,200	7,518,849
Shangri-La Asia Ltd.	1,304,000	941,957
Sino Land Co. Ltd.	3,716,000	3,718,816
SITC International Holdings Co. Ltd.	1,619,000	4,581,624
SJM Holdings Ltd.(a)(b)	3,794,000	1,304,649
SmarTone Telecommunications Holdings Ltd.	913,500	497,550
Sun Hung Kai Properties Ltd.	1,732,500	18,759,450
Swire Pacific Ltd., Class A	552,500	4,627,558
Techtronic Industries Co. Ltd.	1,716,500	24,829,936
United Energy Group Ltd.(a)	18,542,000	775,157
Vitasoy International Holdings Ltd.(a)	1,234,000	1,395,691
VTech Holdings Ltd.	428,500	3,189,700
WH Group Ltd.(c)	9,378,500	7,299,441
Wharf Holdings Ltd. (The)	1,170,000	3,315,077
Wharf Real Estate Investment Co. Ltd.	1,843,000	5,541,146
Wynn Macau Ltd.	2,023,200	1,596,643
Xinyi Glass Holdings Ltd.	2,123,000	2,410,849
Yue Yuen Industrial Holdings Ltd.	1,193,000	2,507,836
		468,998,705
Hungary — 0.1%
Magyar Telekom Telecommunications PLC	477,539	1,460,854
MOL Hungarian Oil & Gas PLC	484,968	3,365,453
OTP Bank Nyrt	282,894	14,084,160
Richter Gedeon Nyrt	176,812	5,107,368
		24,017,835
India — 6.1%
360 ONE WAM Ltd.	230,068	2,977,091
3M India Ltd.	5,533	2,369,433
Aarti Industries Ltd.	408,157	2,470,636
Aarti Pharmalabs Ltd., NVS	86,518	655,921
Aavas Financiers Ltd.(b)	101,893	2,021,575
ABB India Ltd.	67,217	5,920,454
Adani Enterprises Ltd.	207,288	7,249,992
Adani Green Energy Ltd.(b)	378,965	7,177,470
Adani Ports & Special Economic Zone Ltd.	656,228	10,706,792
Adani Power Ltd.(b)	927,961	6,515,357
Aditya Birla Fashion and Retail Ltd.(b)	803,270	2,936,735
Aditya Birla Real Estate Ltd.	120,465	3,914,424
Aegis Logistics Ltd.	193,465	1,837,664
Affle India Ltd.(b)	141,097	2,569,590
AIA Engineering Ltd.	80,295	3,641,928
Security	Shares	Value
India (continued)
Ajanta Pharma Ltd.	65,684	$2,392,091
Amara Raja Energy & Mobility Ltd.	244,634	4,030,544
Amber Enterprises India Ltd.(b)	37,429	2,678,019
Ambuja Cements Ltd.	911,862	6,286,316
Angel One Ltd.	66,762	2,409,838
Apar Industries Ltd.	36,341	4,341,343
APL Apollo Tubes Ltd.	247,143	4,463,386
Apollo Hospitals Enterprise Ltd.	134,426	11,198,921
Apollo Tyres Ltd.	544,640	3,256,012
Ashok Leyland Ltd.	2,321,280	5,733,959
Asian Paints Ltd.	499,515	17,397,135
Aster DM Healthcare Ltd.(c)	368,837	1,945,049
Astral Ltd.	234,827	4,934,263
AU Small Finance Bank Ltd.(c)	434,955	3,161,870
Aurobindo Pharma Ltd.	387,701	6,426,555
Avenue Supermarts Ltd.(b)(c)	218,251	10,186,303
Axis Bank Ltd.	2,776,153	38,136,431
Bajaj Auto Ltd.	87,360	10,203,133
Bajaj Finance Ltd.	347,712	28,401,342
Bajaj Finserv Ltd.	523,039	10,853,783
Bajaj Holdings & Investment Ltd.	32,010	3,890,060
Balkrishna Industries Ltd.	131,442	4,423,498
Balrampur Chini Mills Ltd.	377,914	2,815,093
Bandhan Bank Ltd.(c)	1,181,126	2,546,560
Bank of Baroda	1,341,894	3,990,526
Bata India Ltd.	164,556	2,646,452
BEML Ltd., (Acquired 05/31/24, Cost: $1,601,282)(f)	30,093	1,451,036
Bharat Dynamics Ltd.	114,858	1,475,494
Bharat Electronics Ltd.	4,948,428	16,703,900
Bharat Forge Ltd.	406,932	6,811,404
Bharat Heavy Electricals Ltd.	1,253,788	3,549,201
Bharat Petroleum Corp. Ltd.	1,991,717	7,347,044
Bharti Airtel Ltd.	3,165,907	60,596,957
Biocon Ltd.	812,546	3,048,885
Birlasoft Ltd.	413,610	2,690,151
Blue Star Ltd.	161,635	3,584,974
Bosch Ltd.	10,855	4,528,054
Brigade Enterprises Ltd.	189,219	2,641,466
Britannia Industries Ltd.	138,522	9,417,832
BSE Ltd.	90,223	4,765,197
Canara Bank	2,376,070	2,887,148
Carborundum Universal Ltd.	150,209	2,457,455
Castrol India Ltd.	460,805	1,147,333
Central Depository Services India Ltd.	206,656	3,787,505
CESC Ltd.	1,610,054	3,599,479
CG Power & Industrial Solutions Ltd.	899,030	7,508,207
Cholamandalam Investment and Finance Co. Ltd.	627,189	9,454,914
Cipla Ltd.	655,020	12,050,223
City Union Bank Ltd.	608,566	1,267,270
Coal India Ltd.	2,344,803	12,577,413
Coforge Ltd.	78,859	7,110,047
Colgate-Palmolive India Ltd.	158,524	5,765,573
Computer Age Management Services Ltd.	84,703	4,462,645
Container Corp. of India Ltd.	417,262	4,195,758
Coromandel International Ltd.	172,963	3,426,891
CRISIL Ltd.	22,008	1,432,913
Crompton Greaves Consumer Electricals Ltd.	830,317	3,853,728
Cummins India Ltd.	191,730	7,952,973
Cyient Ltd.	113,734	2,472,797
Dabur India Ltd.	754,350	4,837,152
Data Patterns India Ltd.(b)	52,595	1,506,019

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Deepak Nitrite Ltd.	116,503	$3,646,216
Delhivery Ltd.(b)	537,960	2,272,458
Divi's Laboratories Ltd.	145,425	10,163,823
Dixon Technologies India Ltd.	54,796	9,142,146
DLF Ltd.	909,418	8,840,154
Dr Lal PathLabs Ltd.(c)	78,051	2,883,310
Dr Reddy's Laboratories Ltd.	788,010	11,919,260
Easy Trip Planners Ltd., NVS	1,512,641	591,899
Edelweiss Financial Services Ltd.	1,135,047	1,474,251
Eicher Motors Ltd.	181,792	10,550,777
EIH Ltd.	267,648	1,154,501
Elgi Equipments Ltd.	320,987	2,522,321
Emami Ltd.	300,469	2,507,731
Embassy Office Parks REIT	1,033,403	4,858,403
Engineers India Ltd.	539,332	1,244,611
Equinox India Developments Ltd.(b)	1,033,556	1,349,940
Exide Industries Ltd.	784,192	4,241,859
FDC Ltd./India(b)	156,621	1,016,467
Federal Bank Ltd.	2,791,782	6,752,761
Finolex Cables Ltd.	190,573	2,767,618
Fortis Healthcare Ltd.	810,457	6,016,882
GAIL India Ltd.	3,340,354	7,914,876
GlaxoSmithKline Pharmaceuticals Ltd.	53,943	1,737,864
Glenmark Pharmaceuticals Ltd.	272,429	5,481,254
Global Health Ltd., NVS(b)	143,870	1,887,454
GMR Airports Infrastructure Ltd.(b)	3,898,894	3,660,435
Godrej Consumer Products Ltd.	503,937	7,678,391
Godrej Industries Ltd.(b)	202,819	2,502,668
Godrej Properties Ltd.(b)	197,647	6,727,080
Granules India Ltd.	308,184	2,083,149
Grasim Industries Ltd.	346,903	11,109,795
Great Eastern Shipping Co. Ltd. (The)	174,674	2,667,691
Gujarat Fluorochemicals Ltd.	45,214	2,313,072
Gujarat Gas Ltd.	288,192	1,776,852
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	237,940	1,764,677
Gujarat State Petronet Ltd.	384,092	1,772,520
Happiest Minds Technologies Ltd.	209,883	1,901,838
Havells India Ltd.	382,148	7,437,095
HBL Power Systems Ltd.	122,122	811,242
HCL Technologies Ltd.	1,233,041	25,800,894
HDFC Asset Management Co. Ltd.(c)	115,924	5,915,766
HDFC Bank Ltd.	5,258,826	108,093,638
HDFC Life Insurance Co. Ltd.(c)	1,212,204	10,354,053
HEG Ltd.	177,780	912,470
Hero MotoCorp Ltd.	164,714	9,739,601
HFCL Ltd.	2,069,892	2,980,687
Hindalco Industries Ltd.	1,789,135	14,517,761
Hindustan Aeronautics Ltd., NVS	255,452	12,854,824
Hindustan Copper Ltd.	542,575	1,885,465
Hindustan Petroleum Corp. Ltd.	1,290,032	5,833,144
Hindustan Unilever Ltd.	1,033,939	31,042,782
Hitachi Energy India Ltd.	13,745	2,250,936
ICICI Bank Ltd.	6,362,572	97,598,983
ICICI Lombard General Insurance Co. Ltd.(c)	284,828	6,470,501
ICICI Prudential Life Insurance Co. Ltd.(c)	382,092	3,359,392
IDFC First Bank Ltd.(b)	5,500,452	4,297,069
IIFL Finance Ltd.	353,995	1,836,317
IndiaMART Intermesh Ltd.(c)	69,128	2,050,229
Indian Energy Exchange Ltd.(c)	977,266	2,058,396
Indian Hotels Co. Ltd., Class A	1,176,298	9,433,660
Indian Oil Corp. Ltd.	3,421,497	5,766,526
Security	Shares	Value
India (continued)
Indian Railway Catering & Tourism Corp. Ltd.	409,236	$3,986,016
Indraprastha Gas Ltd.	448,377	2,235,759
Indus Towers Ltd.(b)	1,581,760	6,382,291
IndusInd Bank Ltd.	348,177	4,355,892
Info Edge India Ltd.	94,019	8,295,665
Infosys Ltd.	4,055,623	84,619,127
Inox Wind Ltd.(b)	540,992	1,429,077
Intellect Design Arena Ltd.	109,530	955,906
InterGlobe Aviation Ltd.(b)(c)	227,930	10,949,637
Ipca Laboratories Ltd.	232,335	4,381,400
IRB Infrastructure Developers Ltd., NVS	2,940,871	1,806,016
IRCON International Ltd.(c)	847,203	2,184,680
ITC Ltd.	3,719,979	21,582,904
Jaiprakash Power Ventures Ltd.(b)	5,055,535	1,092,311
JB Chemicals & Pharmaceuticals Ltd., NVS	119,679	2,788,433
Jindal Saw Ltd.	333,452	1,250,138
Jindal Stainless Ltd.	389,538	3,118,703
Jindal Steel & Power Ltd.	478,580	5,223,117
Jio Financial Services Ltd., NVS(b)	3,825,165	14,630,569
JK Cement Ltd.	66,014	3,384,469
JSW Energy Ltd.	417,949	3,369,206
JSW Steel Ltd.	786,573	8,980,750
Jubilant Foodworks Ltd.	644,377	4,402,382
Jubilant Pharmova Ltd., Class A	164,384	2,363,968
Jupiter Wagons Ltd., NVS	216,944	1,324,716
Kajaria Ceramics Ltd.	141,129	2,013,386
Kalpataru Projects International Ltd.	148,026	2,240,434
Kalyan Jewellers India Ltd.	485,141	3,784,174
Karur Vysya Bank Ltd. (The)	1,214,141	3,256,951
Kaynes Technology India Ltd., NVS(b)	42,651	2,752,622
KEI Industries Ltd.	87,602	4,209,255
Kirloskar Oil Engines Ltd.	122,256	1,662,727
Kotak Mahindra Bank Ltd.	1,377,761	28,285,722
KPI Green Energy Ltd.(c)	122,552	1,127,756
KPIT Technologies Ltd.	284,224	4,691,082
L&T Finance Ltd.	1,163,681	2,015,699
Larsen & Toubro Ltd.	847,401	36,401,542
Laurus Labs Ltd.(c)	590,562	3,444,208
LIC Housing Finance Ltd.	594,382	4,447,386
LTIMindtree Ltd.(c)	107,192	7,253,556
Lupin Ltd.	303,275	7,869,008
Macrotech Developers Ltd.	351,591	5,026,496
Mahanagar Gas Ltd.	115,964	1,982,903
Mahindra & Mahindra Financial Services Ltd.	1,023,895	3,284,975
Mahindra & Mahindra Ltd.	1,168,322	37,727,956
Manappuram Finance Ltd.	1,107,824	2,060,125
Mankind Pharma Ltd.(b)	106,511	3,370,536
Marico Ltd.	706,490	5,367,995
Maruti Suzuki India Ltd.	165,765	21,757,027
Max Financial Services Ltd.(b)	323,285	4,925,857
Max Healthcare Institute Ltd.	1,096,091	13,231,312
Motherson Sumi Wiring India Ltd.	3,546,460	2,640,545
Motilal Oswal Financial Services Ltd.	377,385	4,191,974
Mphasis Ltd.	141,426	4,820,635
MRF Ltd.	3,764	5,474,314
MTAR Technologies Ltd.(b)	60,590	1,200,206
Multi Commodity Exchange of India Ltd.	28,893	2,229,210
Muthoot Finance Ltd.	164,560	3,767,715
Natco Pharma Ltd.	222,986	3,701,131
National Aluminium Co. Ltd.	1,805,942	4,851,628
Navin Fluorine International Ltd.	56,579	2,234,542
NBCC India Ltd.	2,125,749	2,442,882

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
NCC Ltd./India	855,752	$3,028,503
Nestle India Ltd., NVS	417,217	11,220,253
NHPC Ltd., NVS	3,548,444	3,474,148
NLC India Ltd.	546,790	1,664,712
NMDC Ltd.	1,228,811	3,227,121
NMDC Steel Ltd., NVS(b)	1,932,474	1,087,189
NTPC Ltd.	5,587,775	27,025,732
Nuvama Wealth Management Ltd., NVS	14,279	1,183,005
Oil & Natural Gas Corp. Ltd.	3,961,407	12,493,190
Oil India Ltd.	639,649	3,584,571
Olectra Greentech Ltd.	58,111	1,129,879
One 97 Communications Ltd., NVS(b)	392,930	3,529,098
Oracle Financial Services Software Ltd.	29,623	3,823,149
Page Industries Ltd.	7,801	3,997,353
PB Fintech Ltd.(b)	403,419	8,150,859
Persistent Systems Ltd., NVS	137,351	8,745,340
Petronet LNG Ltd.	1,019,326	4,022,356
Phoenix Mills Ltd. (The)	236,928	4,279,879
PI Industries Ltd.	111,800	5,947,078
Pidilite Industries Ltd.	213,382	7,967,647
Piramal Enterprises Ltd.	185,948	2,336,750
Piramal Pharma Ltd., NVS	1,159,356	3,690,227
PNB Housing Finance Ltd.(b)(c)	208,178	2,380,714
Polycab India Ltd.	65,196	5,000,263
Poonawalla Fincorp Ltd.	609,491	2,702,963
Power Finance Corp. Ltd.	1,935,532	10,398,146
Power Grid Corp. of India Ltd.	5,961,072	22,675,791
Praj Industries Ltd.	335,984	2,945,944
Prestige Estates Projects Ltd.	212,757	4,130,514
Procter & Gamble Health Ltd.	25,171	1,567,152
Punjab National Bank	2,569,979	2,985,029
PVR Inox Ltd.(b)	124,351	2,312,150
Radico Khaitan Ltd.	173,876	4,917,536
Rail Vikas Nigam Ltd.	633,419	3,533,370
Railtel Corp. of India Ltd.	182,804	910,414
Rajesh Exports Ltd.(b)	98,747	302,260
Ramco Cements Ltd. (The)	200,192	2,107,807
Ramkrishna Forgings Ltd.	199,077	2,171,185
Raymond Consumer Care Ltd., NVS(b)	46,408	1,220,024
Raymond Ltd.	58,206	1,130,048
RBL Bank Ltd.(c)	774,891	1,556,384
REC Ltd.	1,704,440	10,523,503
Redington Ltd.	1,283,609	2,959,676
Reliance Industries Ltd.	7,439,772	117,637,492
Reliance Power Ltd.(b)	5,356,632	2,722,073
Sammaan Capital Ltd.	744,159	1,270,577
Samvardhana Motherson International Ltd.	3,348,418	7,174,257
SBI Cards & Payment Services Ltd.	397,096	3,242,928
SBI Life Insurance Co. Ltd.(c)	563,103	10,841,289
Shree Cement Ltd.	12,846	3,820,946
Shriram Finance Ltd.	354,367	13,156,655
Siemens Ltd.	122,181	10,107,604
SJVN Ltd.	955,198	1,277,203
SKF India Ltd.	35,564	2,175,761
Solar Industries India Ltd.	32,931	3,993,471
Sona Blw Precision Forgings Ltd.(c)	557,610	4,535,732
Sonata Software Ltd.	349,350	2,534,540
SRF Ltd.	224,121	5,959,113
Star Health & Allied Insurance Co. Ltd.(b)	371,208	2,221,192
State Bank of India	2,304,570	22,426,370
Sterling and Wilson Renewable(b)	164,374	1,141,114
Sterlite Technologies Ltd.(b)	425,039	596,456
Security	Shares	Value
India (continued)
Strides Pharma Science Ltd.	161,413	$2,980,964
Sun Pharmaceutical Industries Ltd.	1,198,964	26,311,577
Sundaram Finance Ltd.	74,266	4,244,415
Sundram Fasteners Ltd.	108,165	1,729,737
Supreme Industries Ltd.	96,378	4,910,281
Suzlon Energy Ltd.(b)	12,168,729	9,649,685
Swan Energy Ltd.	132,992	785,624
Symphony Ltd.	52,185	963,764
Syngene International Ltd.(c)	282,179	2,882,538
Tanla Platforms Ltd.	147,370	1,312,580
Tata Chemicals Ltd.	254,558	3,466,078
Tata Communications Ltd.	145,268	3,058,957
Tata Consultancy Services Ltd.	1,113,446	52,373,247
Tata Consumer Products Ltd.	799,099	9,507,046
Tata Elxsi Ltd.	45,814	3,817,072
Tata Motors Ltd.	2,512,620	24,852,426
Tata Power Co. Ltd. (The)	2,042,448	10,646,397
Tata Steel Ltd.	9,631,278	16,927,188
Tata Teleservices Maharashtra Ltd.(b)	1,238,484	1,078,093
Tech Mahindra Ltd.	640,773	12,196,483
Tejas Networks Ltd.(b)(c)	145,469	2,312,634
Thermax Ltd.	50,362	2,947,620
Timken India Ltd.	49,736	2,001,649
Titagarh Rail System Ltd.	128,194	1,854,820
Titan Co. Ltd.	454,137	17,590,898
Torrent Pharmaceuticals Ltd.	171,684	6,525,816
Torrent Power Ltd.	198,789	4,300,384
Trent Ltd.	240,513	20,324,047
Triveni Turbine Ltd.	189,128	1,550,590
Tube Investments of India Ltd.	138,956	7,387,587
TVS Motor Co. Ltd.	331,252	9,804,996
UltraTech Cement Ltd.	148,968	19,561,862
Union Bank of India Ltd.	1,855,487	2,573,097
United Spirits Ltd.	418,919	7,208,465
UNO Minda Ltd.	275,511	3,209,081
UPL Ltd.	733,113	4,819,325
Varun Beverages Ltd.	1,505,927	10,705,292
Vedanta Ltd.	1,742,263	9,590,585
VIP Industries Ltd.	161,141	912,766
Vodafone Idea Ltd.(b)	31,522,288	3,030,991
Voltas Ltd.	293,395	5,743,023
Waaree Renewable Technologies Ltd., NVS	34,185	611,336
Wipro Ltd.	1,665,256	10,839,835
Yes Bank Ltd.(b)	17,720,039	4,277,658
Zee Entertainment Enterprises Ltd.(b)	1,108,188	1,603,205
Zomato Ltd.(b)	8,399,144	24,097,201
Zydus Lifesciences Ltd.	332,318	3,947,251
		2,297,015,472
Indonesia — 0.5%
Adaro Energy Indonesia Tbk PT	19,508,200	4,490,076
AKR Corporindo Tbk PT	11,354,500	975,946
Amman Mineral Internasional PT(b)	8,112,800	4,728,243
Aneka Tambang Tbk	15,003,400	1,525,324
Astra International Tbk PT	24,877,300	8,076,347
Bank Central Asia Tbk PT	70,614,600	46,116,575
Bank Mandiri Persero Tbk PT	46,874,400	19,899,061
Bank Negara Indonesia Persero Tbk PT	16,883,600	5,631,289
Bank Rakyat Indonesia Persero Tbk PT	84,911,613	25,885,643
Bank Tabungan Negara Persero Tbk PT	8,639,493	771,156
Barito Pacific Tbk PT	38,161,936	2,416,096
Bukalapak.com PT Tbk(b)	59,466,700	484,129
Bukit Asam Tbk PT	6,039,500	1,137,592

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Indonesia (continued)
Bumi Resources Minerals Tbk PT(b)	87,900,607	$2,054,883
Bumi Serpong Damai Tbk PT(b)	13,067,600	1,015,768
Chandra Asri Pacific Tbk PT	10,046,600	5,601,004
Charoen Pokphand Indonesia Tbk PT	9,874,300	3,302,968
Ciputra Development Tbk PT	20,396,796	1,741,320
ESSA Industries Indonesia Tbk PT	11,373,700	713,631
GoTo Gojek Tokopedia Tbk PT(b)	989,945,100	4,273,131
Hanson International Tbk PT(b)(d)	63,791,600	—
Indah Kiat Pulp & Paper Tbk PT	4,677,600	2,402,598
Indo Tambangraya Megah Tbk PT	492,100	786,200
Indocement Tunggal Prakarsa Tbk PT	2,290,000	1,048,341
Indofood CBP Sukses Makmur Tbk PT	3,587,600	2,817,277
Indofood Sukses Makmur Tbk PT	5,666,600	2,743,941
Japfa Comfeed Indonesia Tbk PT	8,792,700	1,025,092
Jasa Marga Persero Tbk PT	3,589,038	1,107,051
Kalbe Farma Tbk PT	28,880,800	2,971,806
Medco Energi Internasional Tbk PT	16,221,220	1,322,417
Merdeka Copper Gold Tbk PT(b)	20,336,576	3,143,733
Mitra Adiperkasa Tbk PT	21,420,100	2,152,254
Pabrik Kertas Tjiwi Kimia Tbk PT	2,489,000	1,173,533
Pakuwon Jati Tbk PT	15,719,500	478,746
Perusahaan Gas Negara Tbk PT	16,829,100	1,675,940
Pool Advista Indonesia Tbk PT(b)(d)	1,914,800	—
Sarana Menara Nusantara Tbk PT	44,534,000	2,269,971
Semen Indonesia Persero Tbk PT	5,848,521	1,471,912
Sumber Alfaria Trijaya Tbk PT	19,873,500	4,203,888
Summarecon Agung Tbk PT	21,072,204	899,461
Surya Citra Media Tbk PT	57,973,700	509,740
Telkom Indonesia Persero Tbk PT	62,017,300	11,085,141
Trada Alam Minera Tbk PT(b)(d)	39,223,500	—
Unilever Indonesia Tbk PT	9,175,700	1,148,420
United Tractors Tbk PT	1,993,200	3,479,172
Waskita Karya Persero Tbk PT(b)(d)	19,926,317	166,698
XL Axiata Tbk PT	6,120,600	876,383
		191,799,897
Ireland — 0.2%
AIB Group PLC	1,956,231	10,487,436
Bank of Ireland Group PLC	1,243,227	11,522,485
Dalata Hotel Group PLC	284,354	1,333,742
Glanbia PLC	273,413	4,535,426
Kerry Group PLC, Class A	192,798	19,255,772
Kingspan Group PLC	196,538	17,355,662
		64,490,523
Israel — 0.7%
Airport City Ltd.(b)	136,939	2,080,367
Alony Hetz Properties & Investments Ltd.(a)	289,606	2,339,971
Amot Investments Ltd.	582,868	2,835,475
Azrieli Group Ltd.	59,142	4,514,947
Bank Hapoalim BM	1,550,040	16,150,241
Bank Leumi Le-Israel BM	1,861,288	18,909,803
Bezeq The Israeli Telecommunication Corp. Ltd.	2,749,473	3,523,625
Big Shopping Centers Ltd.(b)	17,567	2,100,268
Camtek Ltd./Israel	40,984	3,250,137
Cellebrite DI Ltd.(b)	135,831	2,465,333
Check Point Software Technologies Ltd.(b)	108,647	18,818,747
Clal Insurance Enterprises Holdings Ltd.(a)(b)	178,246	3,415,580
CyberArk Software Ltd.(b)	55,969	15,476,548
Danel Adir Yeoshua Ltd.	13,342	1,335,525
Delek Group Ltd.	18,913	2,227,846
Elbit Systems Ltd.	34,075	7,805,188
Enlight Renewable Energy Ltd.(a)(b)	165,737	2,631,287
Security	Shares	Value
Israel (continued)
Fattal Holdings 1998 Ltd.(a)(b)	17,297	$2,177,092
First International Bank Of Israel Ltd. (The)	104,343	4,630,168
Fiverr International Ltd.(a)(b)	67,848	1,985,232
G City Ltd.	312,209	1,160,150
Global-e Online Ltd.(b)	118,744	4,564,519
Harel Insurance Investments & Financial Services Ltd.(a)	312,806	3,261,618
ICL Group Ltd.	971,859	3,989,628
Inmode Ltd.(a)(b)	108,920	1,860,354
Isracard Ltd.	624,297	2,418,886
Israel Corp Ltd.(a)	7,414	1,619,709
Israel Discount Bank Ltd., Class A	1,489,681	8,756,334
Ituran Location and Control Ltd.	45,345	1,212,072
Kenon Holdings Ltd./Singapore	54,596	1,556,028
Kornit Digital Ltd.(b)	76,921	1,760,722
Melisron Ltd.	47,631	3,774,804
Mivne Real Estate KD Ltd.	1,323,758	3,609,479
Mizrahi Tefahot Bank Ltd.	203,143	8,376,111
Monday.com Ltd.(b)	46,875	13,775,156
Next Vision Stabilized Systems Ltd., NVS	75,064	853,540
Nice Ltd.(b)	78,271	13,600,312
Nova Ltd.(b)	40,342	7,586,525
Oddity Tech Ltd., Class A, NVS(a)(b)	38,743	1,487,344
Oil Refineries Ltd.(a)	6,613,098	1,686,316
Paz Retail & Energy Ltd.	22,083	2,499,625
Perion Network Ltd.(a)(b)	67,609	549,637
Phoenix Financial Ltd.	192,340	2,230,182
Radware Ltd.(b)	77,985	1,755,442
Reit 1 Ltd.	416,119	1,892,640
Shapir Engineering and Industry Ltd.(a)(b)	305,698	2,004,807
Shikun & Binui Ltd.(a)(b)	683,198	1,807,947
Shufersal Ltd.	386,629	3,423,443
Strauss Group Ltd.	149,340	2,516,419
Teva Pharmaceutical Industries Ltd., ADR(b)	1,403,304	25,876,926
Tower Semiconductor Ltd.(a)(b)	136,999	5,778,014
Wix.com Ltd.(b)	65,669	10,974,603
ZIM Integrated Shipping Services Ltd.(a)	120,506	2,866,838
		269,759,510
Italy — 1.8%
A2A SpA	1,975,824	4,516,424
ACEA SpA	60,120	1,139,190
AMCO - Asset Management Co. SpA, NVS(d)	261	—
Amplifon SpA	166,044	4,638,284
Anima Holding SpA(c)	519,668	3,148,585
Azimut Holding SpA	134,702	3,331,784
Banca Generali SpA	83,962	3,720,822
Banca IFIS SpA	58,454	1,400,927
Banca Monte dei Paschi di Siena SpA	1,122,750	6,161,666
Banca Popolare di Sondrio SpA	540,939	4,034,526
Banco BPM SpA	1,515,288	10,220,753
BFF Bank SpA(c)	229,922	2,245,154
Bio On SpA(a)(d)	4,387	—
BPER Banca SpA	1,357,426	8,264,820
Brembo NV	233,034	2,447,439
Brunello Cucinelli SpA	41,825	4,137,366
Buzzi SpA	93,215	3,651,954
CIR SpA-Compagnie Industriali(b)	1,868,016	1,176,490
Credito Emiliano SpA	262,149	2,830,839
Danieli & C Officine Meccaniche SpA(a)	31,226	845,543
Davide Campari-Milano NV(a)	771,996	5,182,996
De' Longhi SpA	101,222	3,163,681
DiaSorin SpA	28,741	3,121,578

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy (continued)
Enav SpA(c)	356,549	$1,510,605
Enel SpA	9,731,179	73,801,969
Eni SpA	2,795,933	42,590,959
ERG SpA	99,843	2,242,263
Ferrari NV	154,069	73,547,781
Fincantieri SpA(a)(b)	52,957	295,399
FinecoBank Banca Fineco SpA	704,214	11,242,166
Generali	1,180,576	32,732,883
GVS SpA(b)(c)	139,074	930,840
Hera SpA	966,757	3,698,379
Infrastrutture Wireless Italiane SpA(c)	417,420	4,706,315
Interpump Group SpA	107,193	4,762,882
Intesa Sanpaolo SpA	17,677,373	75,659,308
Iren SpA	1,041,806	2,256,370
Italgas SpA	564,945	3,465,714
Iveco Group NV	270,205	2,807,915
Juventus Football Club SpA, NVS(a)(b)	128,430	342,404
Leonardo SpA	459,272	10,947,116
Lottomatica Group SpA	106,075	1,324,971
Maire Tecnimont SpA	238,471	1,799,896
MARR SpA(a)	49,866	579,915
Mediobanca Banca di Credito Finanziario SpA	723,009	11,927,675
MFE-MediaForEurope NV, Class A(a)	477,266	1,561,584
MFE-MediaForEurope NV, Class B, NVS(a)	91,722	423,626
Moncler SpA	270,865	15,048,577
Nexi SpA(b)(c)	739,888	4,676,679
Piaggio & C SpA	491,626	1,183,740
Pirelli & C SpA(c)	462,367	2,526,528
Poste Italiane SpA(c)	596,964	8,394,112
Prysmian SpA	333,685	23,549,583
Recordati Industria Chimica e Farmaceutica SpA	142,892	8,107,409
Reply SpA	20,833	3,176,131
Saipem SpA(b)	1,477,445	3,512,763
Salvatore Ferragamo SpA(a)	96,901	647,111
Snam SpA	2,401,747	11,537,764
Stellantis NV	2,564,787	35,143,543
Tamburi Investment Partners SpA	188,148	1,768,990
Technogym SpA(c)	172,186	1,856,154
Telecom Italia SpA/Milano(a)(b)	10,513,478	2,663,109
Tenaris SA, NVS	570,720	9,402,881
Terna - Rete Elettrica Nazionale	1,660,734	14,384,830
UniCredit SpA	1,866,456	82,570,477
Unipol Gruppo SpA	445,476	5,536,368
		680,226,505
Japan — 15.1%
77 Bank Ltd. (The)	105,600	2,718,537
ABC-Mart Inc.	160,500	3,144,803
Activia Properties Inc.	1,003	2,139,101
Adastria Co. Ltd.	64,600	1,492,989
ADEKA Corp.	142,100	2,563,570
Advance Residence Investment Corp.	1,177	2,365,200
Advantest Corp.	938,300	54,327,197
Aeon Co. Ltd.	783,000	19,185,950
Aeon Delight Co. Ltd.	45,200	1,283,885
AEON Financial Service Co. Ltd.	135,500	1,091,069
Aeon Mall Co. Ltd.	105,700	1,399,722
AEON REIT Investment Corp.	3,424	2,861,618
AGC Inc.	221,000	6,772,574
Ai Holdings Corp.	97,800	1,490,332
Aica Kogyo Co. Ltd.	104,300	2,257,016
Aiful Corp.	694,900	1,460,236
Ain Holdings Inc.	44,300	1,463,000
Security	Shares	Value
Japan (continued)
Air Water Inc.	168,500	$2,119,570
Aisin Corp.	568,800	5,914,025
Ajinomoto Co. Inc.	557,700	21,424,464
Alfresa Holdings Corp.	211,000	3,044,319
Alps Alpine Co. Ltd.	260,500	2,559,868
Amada Co. Ltd.	351,900	3,467,939
Amano Corp.	107,700	3,106,318
Amvis Holdings Inc.	97,800	1,269,573
ANA Holdings Inc.	130,000	2,560,574
Anritsu Corp.	196,300	1,478,333
Aozora Bank Ltd.	172,800	2,979,100
Appier Group Inc.(a)(b)	132,400	1,419,839
Arcs Co. Ltd.	60,800	1,008,820
ARE Holdings Inc.	214,700	2,628,539
Ariake Japan Co. Ltd.	43,400	1,515,224
Artience Co. Ltd.	104,500	2,504,646
As One Corp.	99,000	1,851,385
Asahi Group Holdings Ltd.	1,748,100	20,986,419
Asahi Intecc Co. Ltd.	266,800	4,275,105
Asahi Kasei Corp.	1,492,500	10,296,281
Asics Corp.	861,100	15,040,744
ASKUL Corp.	65,700	828,467
Astellas Pharma Inc.	2,178,100	25,501,910
Atom Corp.(a)(b)	284,800	1,267,540
Autobacs Seven Co. Ltd.	198,800	1,849,406
Avex Inc.	88,600	871,891
Awa Bank Ltd. (The)	59,100	941,526
Azbil Corp.	527,200	4,099,485
Bandai Namco Holdings Inc.	750,000	15,724,586
BayCurrent Inc.	161,300	5,242,095
Bengo4.com Inc.(a)(b)	22,500	429,732
Bic Camera Inc.	173,600	1,932,137
BIPROGY Inc.	68,700	2,167,897
BML Inc.	59,200	1,085,260
Bridgestone Corp.	680,100	24,235,427
Brother Industries Ltd.	316,200	6,158,700
Calbee Inc.	100,900	2,256,061
Canon Electronics Inc.	57,400	906,193
Canon Inc.	1,152,500	37,485,038
Canon Marketing Japan Inc.	76,600	2,300,991
Capcom Co. Ltd.	401,400	7,943,085
Casio Computer Co. Ltd.	256,500	1,869,645
Central Glass Co. Ltd.	57,900	1,318,934
Central Japan Railway Co.	860,000	17,809,931
Change Holdings Inc.(a)	131,700	1,035,346
Chiba Bank Ltd. (The)	575,700	4,201,294
Chiyoda Corp.(a)(b)	286,000	549,452
Chubu Electric Power Co. Inc.	732,400	8,419,053
Chugai Pharmaceutical Co. Ltd.	814,100	38,736,059
Chugin Financial Group Inc., NVS	204,500	1,943,192
Chugoku Electric Power Co. Inc. (The)	332,000	2,416,184
Citizen Watch Co. Ltd.	366,300	2,177,700
Coca-Cola Bottlers Japan Holdings Inc.	172,675	2,211,760
COLOPL Inc.(b)	88,100	305,844
Colowide Co. Ltd.(a)	139,400	1,543,851
Comforia Residential REIT Inc.	1,596	3,127,774
COMSYS Holdings Corp.	101,700	2,133,781
Concordia Financial Group Ltd.	1,179,100	5,840,432
Cosmo Energy Holdings Co. Ltd.	78,900	3,894,480
Cosmos Pharmaceutical Corp.	48,200	2,316,638
Create Restaurants Holdings Inc.	231,000	1,840,203
Create SD Holdings Co. Ltd.	74,900	1,471,148

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Credit Saison Co. Ltd.	139,200	$3,130,923
Curves Holdings Co. Ltd.	148,200	784,409
CyberAgent Inc.	410,900	2,682,233
Dai Nippon Printing Co. Ltd.	478,800	8,310,230
Daicel Corp.	271,700	2,398,041
Daido Steel Co. Ltd.	278,000	2,152,634
Daifuku Co. Ltd.	357,400	6,717,951
Dai-ichi Life Holdings Inc.	1,114,800	27,792,301
Daiichi Sankyo Co. Ltd.	2,246,500	73,119,566
Daiichikosho Co. Ltd.	109,400	1,367,025
Daikin Industries Ltd.	321,200	38,562,214
Daio Paper Corp.	115,500	654,874
Daiseki Co. Ltd.	85,360	2,179,395
Daishi Hokuetsu Financial Group Inc.	119,600	1,898,817
Daito Trust Construction Co. Ltd.	72,500	8,011,500
Daiwa House Industry Co. Ltd.	678,200	20,229,789
Daiwa House REIT Investment Corp.	3,378	5,145,221
Daiwa Office Investment Corp.(a)	1,306	2,579,147
Daiwa Securities Group Inc.	1,591,400	10,411,385
Daiwa Securities Living Investments Corp.	4,027	2,422,009
Daiwabo Holdings Co. Ltd.	136,600	2,458,985
DCM Holdings Co. Ltd.	189,700	1,775,545
DeNA Co. Ltd.	119,200	1,460,373
Denka Co. Ltd.	126,600	1,789,171
Denso Corp.	2,276,500	32,334,253
Dentsu Group Inc.	216,500	6,682,866
Descente Ltd.	55,200	1,563,560
Dexerials Corp.	228,000	3,481,007
DIC Corp.	118,600	2,582,071
Digital Arts Inc.	27,800	946,168
Digital Garage Inc.(a)	53,500	1,103,978
Dip Corp.	76,400	1,342,958
Disco Corp.	114,100	32,465,391
DMG Mori Co. Ltd.	152,600	2,909,786
Doutor Nichires Holdings Co. Ltd.	82,400	1,208,259
Dowa Holdings Co. Ltd.	63,000	2,140,435
Duskin Co. Ltd.	72,100	1,910,497
DyDo Group Holdings Inc.	54,900	1,100,988
Earth Corp.	39,700	1,356,242
East Japan Railway Co.	1,065,000	21,390,871
Ebara Corp.	561,500	8,438,444
EDION Corp.	148,500	1,719,892
Eisai Co. Ltd.	310,000	10,502,836
Eizo Corp.	87,000	1,281,952
Electric Power Development Co. Ltd.	145,500	2,431,509
en Japan Inc.	45,900	731,027
ENEOS Holdings Inc.	3,449,800	17,402,674
Euglena Co. Ltd.(a)(b)	294,500	802,078
Exedy Corp.	83,600	2,299,731
EXEO Group Inc.	212,000	2,169,771
Ezaki Glico Co. Ltd.	91,800	2,704,637
FANUC Corp.	1,140,400	30,256,317
Fast Retailing Co. Ltd.	233,300	74,591,013
FCC Co. Ltd.	70,500	1,096,410
Ferrotec Holdings Corp.	100,700	1,682,684
Financial Products Group Co. Ltd.	157,900	2,425,485
Food & Life Companies Ltd.	137,600	2,713,419
FP Corp.	72,400	1,268,392
Freee KK(a)(b)	67,700	1,263,377
Frontier Real Estate Investment Corp.	796	2,113,804
Fuji Co. Ltd./Ehime	73,700	988,935
Fuji Corp./Aichi	110,200	1,621,567
Security	Shares	Value
Japan (continued)
Fuji Electric Co. Ltd.	161,800	$8,240,130
Fuji Oil Holdings Inc.	78,000	1,679,040
Fuji Seal International Inc.	78,000	1,324,607
Fuji Soft Inc.	76,200	4,665,736
FUJIFILM Holdings Corp.	1,349,000	32,090,439
Fujikura Ltd.	302,600	11,121,529
Fujitec Co. Ltd.	104,800	3,770,932
Fujitsu General Ltd.	99,200	1,237,098
Fujitsu Ltd.	2,056,300	39,534,097
Fukuoka Financial Group Inc.	178,800	4,078,707
Fukuoka REIT Corp.	1,596	1,488,899
Fukuyama Transporting Co. Ltd.	33,400	849,417
Funai Soken Holdings Inc.	83,600	1,330,640
Furukawa Electric Co. Ltd.	102,100	2,511,040
Fuyo General Lease Co. Ltd.	26,400	1,868,149
Global One Real Estate Investment Corp.	3,035	1,955,392
Glory Ltd.	72,000	1,167,805
GLP J-REIT	4,798	4,218,980
GMO internet group Inc.	122,800	2,122,241
GMO Payment Gateway Inc.	48,300	2,893,030
GNI Group Ltd.(a)(b)	80,100	1,597,528
Goldwin Inc.	32,000	1,659,697
Gree Inc.	177,000	539,584
GS Yuasa Corp.	112,900	1,997,403
GungHo Online Entertainment Inc.	81,710	1,820,033
Gunma Bank Ltd. (The)	625,600	3,523,114
Gunze Ltd.	30,600	1,074,856
H.U. Group Holdings Inc.	133,700	2,300,658
H2O Retailing Corp.	166,800	2,232,159
Hachijuni Bank Ltd. (The)	508,300	2,789,417
Hakuhodo DY Holdings Inc.	289,400	2,293,470
Hamamatsu Photonics KK	297,800	3,937,703
Hankyu Hanshin Holdings Inc.	252,000	6,851,892
Hankyu Hanshin REIT Inc.	1,711	1,354,068
Hanwa Co. Ltd.	42,400	1,404,857
Harmonic Drive Systems Inc.	74,000	1,344,775
Haseko Corp.	263,000	3,178,909
Hazama Ando Corp.	305,300	2,255,100
Heiwa Corp.	82,100	1,121,128
Heiwa Real Estate Co. Ltd.	61,400	1,686,473
Heiwa Real Estate REIT Inc.	2,416	1,930,329
Hikari Tsushin Inc.	21,500	4,339,391
Hino Motors Ltd.(b)	341,700	838,904
Hirata Corp.	17,800	567,643
Hirogin Holdings Inc.	422,100	3,083,089
Hirose Electric Co. Ltd.	33,405	3,975,524
HIS Co. Ltd.	103,100	1,181,546
Hisamitsu Pharmaceutical Co. Inc.	70,600	2,075,732
Hitachi Construction Machinery Co. Ltd.	91,000	1,974,393
Hitachi Ltd.	5,636,900	141,626,324
Hogy Medical Co. Ltd.	55,200	1,648,495
Hokkaido Electric Power Co. Inc.	225,700	1,451,925
Hokkoku Financial Holdings Inc.	34,200	976,375
Hokuetsu Corp.(a)	170,100	1,696,255
Hokuhoku Financial Group Inc.	185,100	1,934,569
Hokuriku Electric Power Co.	256,700	1,780,311
Hokuto Corp.	59,400	709,202
Honda Motor Co. Ltd.	5,391,000	54,217,879
Horiba Ltd.	44,900	2,760,183
Hoshino Resorts REIT Inc.	1,234	1,873,226
Hoshizaki Corp.	110,900	3,645,085
House Foods Group Inc.	98,200	1,914,154

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Hoya Corp.	424,600	$56,808,918
Hulic Co. Ltd.	373,400	3,457,821
Hulic REIT Inc.	2,602	2,253,317
Hyakugo Bank Ltd. (The)	611,800	2,201,900
Ibiden Co. Ltd.	146,600	4,656,702
Ichigo Inc.	403,400	1,056,942
Ichigo Office REIT Investment Corp.	3,108	1,595,487
Idemitsu Kosan Co. Ltd.	1,189,175	8,107,123
IHI Corp.	168,500	8,970,752
Iida Group Holdings Co. Ltd.	137,600	1,994,790
Inaba Denki Sangyo Co. Ltd.	117,700	2,952,136
Industrial & Infrastructure Fund Investment Corp.	5,253	3,967,304
Infomart Corp.	351,300	825,219
Infroneer Holdings Inc.	278,576	2,094,135
Inpex Corp.	1,139,400	15,019,629
Insource Co. Ltd.	139,800	876,088
Internet Initiative Japan Inc.	152,800	2,933,906
Invincible Investment Corp.	7,226	2,943,285
Iriso Electronics Co. Ltd.	32,400	575,762
Isetan Mitsukoshi Holdings Ltd.	424,000	6,309,210
Isuzu Motors Ltd.	652,200	8,434,110
Ito En Ltd.	82,900	1,816,793
ITOCHU Corp.	1,433,700	70,922,021
Itoham Yonekyu Holdings Inc.	47,100	1,187,057
Iwatani Corp.	191,600	2,497,698
Iyogin Holdings Inc., NVS	329,000	3,123,198
Izumi Co. Ltd.	37,400	789,291
J Front Retailing Co. Ltd.	237,400	2,521,110
Jaccs Co. Ltd.	62,100	1,548,914
JAFCO Group Co. Ltd.	102,700	1,380,067
Japan Airlines Co. Ltd.	78,600	1,260,593
Japan Airport Terminal Co. Ltd.	49,300	1,805,964
Japan Aviation Electronics Industry Ltd.	73,100	1,356,061
Japan Elevator Service Holdings Co. Ltd.	155,800	2,983,163
Japan Excellent Inc.	2,042	1,579,238
Japan Exchange Group Inc.	1,200,000	14,065,273
Japan Hotel REIT Investment Corp.	5,151	2,375,123
Japan Lifeline Co. Ltd.	133,300	1,047,163
Japan Logistics Fund Inc.	1,762	3,157,038
Japan Material Co. Ltd.	142,800	1,700,007
Japan Metropolitan Fund Invest	8,253	5,065,375
Japan Petroleum Exploration Co. Ltd.	239,000	1,797,294
Japan Post Bank Co. Ltd.	1,722,600	15,385,137
Japan Post Holdings Co. Ltd.	2,409,700	22,232,093
Japan Post Insurance Co. Ltd.	221,700	3,653,219
Japan Prime Realty Investment Corp.	1,370	3,009,938
Japan Real Estate Investment Corp.	1,257	4,572,276
Japan Securities Finance Co. Ltd.	224,600	2,930,299
Japan Steel Works Ltd. (The)	90,000	3,052,696
Japan Tobacco Inc.	1,452,900	40,561,264
JCR Pharmaceuticals Co. Ltd.	126,700	566,559
Jeol Ltd.	62,500	2,318,469
JFE Holdings Inc.	710,600	8,555,175
JGC Holdings Corp.	286,900	2,462,543
JINS Holdings Inc.	21,500	876,314
JMDC Inc.	36,400	1,014,376
JTEKT Corp.	240,900	1,624,877
Juroku Financial Group Inc.	57,400	1,531,792
Justsystems Corp.	56,900	1,272,252
JVCKenwood Corp.	214,400	1,686,197
Kadokawa Corp.	147,736	3,215,807
Kagome Co. Ltd.	120,300	2,383,066
Security	Shares	Value
Japan (continued)
Kajima Corp.	488,800	$8,419,833
Kakaku.com Inc.	189,800	2,914,375
Kaken Pharmaceutical Co. Ltd.	65,000	1,660,943
Kamigumi Co. Ltd.	127,100	2,652,780
Kanadevia Corp.	339,400	2,319,944
Kanamoto Co. Ltd.	75,100	1,357,300
Kandenko Co. Ltd.	169,500	2,480,385
Kaneka Corp.	65,700	1,610,387
Kanematsu Corp.	161,000	2,450,923
Kansai Electric Power Co. Inc. (The)	845,600	13,560,952
Kansai Paint Co. Ltd.	193,900	3,157,980
Kao Corp.	567,400	25,008,356
Kasumigaseki Capital Co. Ltd.	9,600	910,359
Katitas Co. Ltd.	76,000	963,607
Kawasaki Heavy Industries Ltd.	176,200	6,746,402
Kawasaki Kisen Kaisha Ltd.	493,300	6,814,461
KDDI Corp.	1,827,500	56,980,336
KDX Realty Investment Corp.	5,885	5,598,147
Keihan Holdings Co. Ltd.	92,900	1,734,184
Keikyu Corp.	375,500	2,940,046
Keio Corp.	103,700	2,319,149
Keisei Electric Railway Co. Ltd.	173,500	4,514,094
Keiyo Bank Ltd. (The)	226,400	1,014,643
Kewpie Corp.	176,700	4,178,655
Keyence Corp.	235,000	106,082,129
KH Neochem Co. Ltd.	90,800	1,224,342
Kikkoman Corp.	788,200	9,247,751
Kinden Corp.	122,100	2,530,671
Kintetsu Group Holdings Co. Ltd.	214,100	4,976,007
Kirin Holdings Co. Ltd.	901,900	13,278,335
Kisoji Co. Ltd.	74,100	1,125,531
Kissei Pharmaceutical Co. Ltd.	80,500	1,964,372
Kiyo Bank Ltd. (The)	88,300	1,034,183
Kobayashi Pharmaceutical Co. Ltd.(a)	67,300	2,506,802
Kobe Bussan Co. Ltd.	159,800	3,919,845
Kobe Steel Ltd.	430,700	4,641,953
Koei Tecmo Holdings Co. Ltd.	143,760	1,504,489
Koito Manufacturing Co. Ltd.	199,100	2,578,115
Kokusai Electric Corp., NVS	185,000	3,373,241
Kokuyo Co. Ltd.	167,000	2,686,755
Komatsu Ltd.	1,112,400	28,794,790
KOMEDA Holdings Co. Ltd.	137,400	2,600,241
Komeri Co. Ltd.	53,400	1,154,251
Konami Group Corp.	120,200	11,017,512
Konica Minolta Inc.	583,300	2,434,963
Kose Corp.	48,100	2,643,376
Koshidaka Holdings Co. Ltd.	146,500	1,149,166
Kotobuki Spirits Co. Ltd.	188,000	2,538,510
K's Holdings Corp.	226,100	2,162,075
Kubota Corp.	1,196,100	15,282,668
Kumagai Gumi Co. Ltd.	75,600	1,748,164
Kumiai Chemical Industry Co. Ltd.	189,800	1,010,300
Kura Sushi Inc.	56,800	1,491,570
Kuraray Co. Ltd.	322,900	4,375,768
Kureha Corp.	111,900	2,066,594
Kurita Water Industries Ltd.	118,200	4,433,060
Kusuri no Aoki Holdings Co. Ltd.	83,400	1,735,779
KYB Corp.	38,800	1,218,915
Kyocera Corp.	1,522,000	15,435,681
Kyorin Pharmaceutical Co. Ltd.	115,000	1,141,289
Kyoritsu Maintenance Co. Ltd.	82,400	1,322,916
Kyoto Financial Group Inc.	262,800	3,856,950

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Kyowa Kirin Co. Ltd.	298,400	$4,918,158
Kyudenko Corp.	74,200	2,663,809
Kyushu Electric Power Co. Inc.	431,900	4,836,755
Kyushu Financial Group Inc.	484,300	2,193,313
Kyushu Railway Co.	192,500	5,064,772
LaSalle Logiport REIT	3,136	2,984,108
Lasertec Corp.	99,600	13,515,288
Leopalace21 Corp.	325,500	1,175,350
Lintec Corp.	100,200	2,079,314
Lion Corp.	258,800	2,858,144
Lixil Corp.	287,700	3,377,127
LY Corp.	3,105,600	8,471,414
M&A Capital Partners Co. Ltd.	35,400	502,115
M&A Research Institute Holdings Inc., NVS(a)(b)	40,900	592,053
M3 Inc.	506,400	5,204,543
Mabuchi Motor Co. Ltd.	166,000	2,375,386
Macnica Holdings Inc.	208,800	2,381,643
Makino Milling Machine Co. Ltd.	49,700	1,865,789
Makita Corp.	243,700	7,957,263
Mandom Corp.	50,500	415,946
Mani Inc.	124,800	1,488,989
Marubeni Corp.	1,735,300	25,941,390
Maruha Nichiro Corp.	85,300	1,673,170
Marui Group Co. Ltd.	166,800	2,619,143
Maruichi Steel Tube Ltd.	106,600	2,297,250
Maruwa Co. Ltd./Aichi	15,400	4,248,358
Matsui Securities Co. Ltd.	346,200	1,865,165
MatsukiyoCocokara & Co.	436,490	5,942,674
Maxell Ltd.	110,600	1,350,148
Mazda Motor Corp.	705,700	4,988,941
McDonald's Holdings Co. Japan Ltd.(a)	116,700	4,945,390
MCJ Co. Ltd.	189,700	1,777,469
Mebuki Financial Group Inc.	1,145,350	4,284,069
Medipal Holdings Corp.	152,800	2,420,920
Medley Inc.(a)(b)	42,600	1,039,424
Megachips Corp.	43,900	1,565,569
Megmilk Snow Brand Co. Ltd.	61,200	1,059,039
Meidensha Corp.	68,900	1,808,214
MEIJI Holdings Co. Ltd.	271,300	6,338,785
Meiko Electronics Co. Ltd.	42,600	1,664,984
MEITEC Group Holdings Inc.	163,200	3,127,444
Menicon Co. Ltd.	109,600	1,205,955
Mercari Inc.(b)	188,300	2,634,152
Micronics Japan Co. Ltd.	35,200	877,049
Milbon Co. Ltd.	62,400	1,318,970
Minebea Mitsumi Inc.	379,272	6,676,882
Mirai Corp.	5,610	1,470,524
Mirait One Corp.	166,700	2,371,031
MISUMI Group Inc.	333,100	5,421,385
Mitsubishi Chemical Group Corp.	1,516,200	8,181,549
Mitsubishi Corp.	4,055,000	74,182,453
Mitsubishi Electric Corp.	2,346,800	41,286,152
Mitsubishi Estate Co. Ltd.	1,394,900	20,627,818
Mitsubishi Estate Logistics REIT Investment Corp.	1,063	2,480,081
Mitsubishi Gas Chemical Co. Inc.	138,600	2,408,785
Mitsubishi HC Capital Inc.	941,990	6,307,787
Mitsubishi Heavy Industries Ltd.	3,942,000	55,649,018
Mitsubishi Logistics Corp.	433,000	2,902,760
Mitsubishi Materials Corp.	99,800	1,637,426
Mitsubishi Motors Corp.	795,400	2,363,162
Mitsubishi Pencil Co. Ltd.	64,500	1,040,418
Mitsubishi UFJ Financial Group Inc.	13,460,700	141,878,931
Security	Shares	Value
Japan (continued)
Mitsuboshi Belting Ltd.	61,100	$1,568,471
Mitsui & Co. Ltd.	3,137,800	63,972,327
Mitsui Chemicals Inc.	203,900	4,658,260
Mitsui E&S Co. Ltd.	116,600	843,510
Mitsui Fudosan Co. Ltd.	3,198,600	27,291,569
Mitsui Fudosan Logistics Park Inc.	4,900	3,262,448
Mitsui High-Tec Inc.	174,500	928,601
Mitsui Mining & Smelting Co. Ltd.	104,600	3,323,318
Mitsui OSK Lines Ltd.	419,600	14,285,511
Miura Co. Ltd.	94,100	2,197,303
Mixi Inc.	60,000	1,106,044
Mizuho Financial Group Inc.	2,902,050	60,278,451
Mizuho Leasing Co. Ltd.	315,000	2,061,518
Mochida Pharmaceutical Co. Ltd.	62,800	1,436,722
Monex Group Inc.	335,400	1,573,799
Money Forward Inc.(b)	68,400	2,231,589
MonotaRO Co. Ltd.	294,600	4,444,436
Mori Hills REIT Investment Corp.	3,304	2,750,038
Mori Trust REIT Inc.	3,376	1,363,829
Morinaga & Co. Ltd./Japan	174,100	3,256,485
Morinaga Milk Industry Co. Ltd.	87,000	2,023,158
MOS Food Services Inc.	70,500	1,665,395
MS&AD Insurance Group Holdings Inc.	1,545,600	34,187,635
Murata Manufacturing Co. Ltd.	2,051,900	35,848,964
Musashi Seimitsu Industry Co. Ltd.	114,200	1,481,364
Musashino Bank Ltd. (The)	58,000	1,011,648
Nabtesco Corp.	147,400	2,389,312
Nachi-Fujikoshi Corp.	21,300	447,098
Nagase & Co. Ltd.	151,000	3,133,619
Nagoya Railroad Co. Ltd.	283,200	3,138,792
Nakanishi Inc.	125,300	2,130,708
Namura Shipbuilding Co. Ltd.	59,100	609,115
Nankai Electric Railway Co. Ltd.	99,600	1,565,432
Nanto Bank Ltd. (The)	47,600	929,307
NEC Corp.	301,800	25,680,258
NEC Networks & System Integration Corp.	135,100	2,854,152
NET One Systems Co. Ltd.	95,200	2,311,344
Nexon Co. Ltd.	391,600	6,787,189
Nextage Co. Ltd.	82,000	787,020
NGK Insulators Ltd.	220,500	2,716,358
NH Foods Ltd.	65,800	2,279,330
NHK Spring Co. Ltd.	225,300	2,757,638
Nichias Corp.	118,200	4,233,134
Nichiha Corp.	60,600	1,368,567
Nichirei Corp.	103,500	2,892,324
Nidec Corp.	1,018,400	20,287,358
Nifco Inc./Japan	107,200	2,490,379
Nihon Kohden Corp.	171,600	2,557,923
Nihon M&A Center Holdings Inc.	463,300	2,005,555
Nihon Parkerizing Co. Ltd.	159,200	1,341,853
Nikkon Holdings Co. Ltd.	190,200	2,435,023
Nikon Corp.	320,800	3,974,132
Nintendo Co. Ltd.	1,258,100	66,456,562
Nippn Corp., New	146,400	2,110,797
Nippon Accommodations Fund Inc.	396	1,585,797
Nippon Building Fund Inc.	8,505	7,304,874
Nippon Carbon Co. Ltd.	24,900	730,057
Nippon Electric Glass Co. Ltd.	93,100	2,118,648
Nippon Express Holdings Inc.	74,900	3,692,715
Nippon Gas Co. Ltd.	165,800	2,266,043
Nippon Kayaku Co. Ltd.	229,500	1,815,413
Nippon Light Metal Holdings Co. Ltd.	93,090	994,920

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Nippon Paint Holdings Co. Ltd.	1,134,500	$8,682,870
Nippon Paper Industries Co. Ltd.	139,700	815,558
Nippon Prologis REIT Inc.	2,081	3,348,085
Nippon REIT Investment Corp.	970	2,006,817
Nippon Sanso Holdings Corp.	202,600	7,032,650
Nippon Shinyaku Co. Ltd.	60,600	1,625,834
Nippon Shokubai Co. Ltd.	183,100	2,059,853
Nippon Soda Co. Ltd.	126,600	2,108,634
Nippon Steel Corp.	1,049,417	20,998,183
Nippon Telegraph & Telephone Corp.	36,505,300	35,221,578
Nippon Yusen KK	570,600	19,103,351
Nipro Corp.	212,400	1,960,286
Nishimatsu Construction Co. Ltd.	68,500	2,297,861
Nishimatsuya Chain Co. Ltd.	113,600	1,677,205
Nishi-Nippon Financial Holdings Inc.	200,400	2,158,227
Nishi-Nippon Railroad Co. Ltd.	118,300	1,708,128
Nishio Holdings Co. Ltd.	53,800	1,309,646
Nissan Chemical Corp.	138,600	4,681,244
Nissan Motor Co. Ltd.	2,351,000	6,263,183
Nissan Shatai Co. Ltd.	68,900	464,433
Nissha Co. Ltd.	71,700	878,041
Nisshin Oillio Group Ltd. (The)	59,000	2,005,082
Nisshin Seifun Group Inc.	218,600	2,552,163
Nisshinbo Holdings Inc.	229,800	1,459,133
Nissin Foods Holdings Co. Ltd.	224,800	6,053,176
Nissui Corp.	542,300	3,294,156
Niterra Co. Ltd.	173,700	4,922,894
Nitori Holdings Co. Ltd.	100,200	12,760,928
Nitto Boseki Co. Ltd.	41,200	1,974,393
Nitto Denko Corp.	885,500	14,569,776
Nitto Kogyo Corp.	75,000	1,448,605
Noevir Holdings Co. Ltd.	45,600	1,534,231
NOF Corp.	205,200	3,333,779
Nojima Corp.	115,800	1,624,076
NOK Corp.	117,800	1,688,974
Nomura Co. Ltd.	132,200	669,878
Nomura Holdings Inc.	3,611,700	18,520,450
Nomura Micro Science Co. Ltd.	56,000	773,015
Nomura Real Estate Holdings Inc.	105,900	2,607,228
Nomura Real Estate Master Fund Inc.	4,575	4,318,865
Nomura Research Institute Ltd.	440,320	13,171,469
Noritz Corp.	72,800	843,549
North Pacific Bank Ltd.	524,500	1,361,314
NS Solutions Corp.	141,000	3,567,710
NSD Co. Ltd.	147,000	3,174,905
NSK Ltd.	409,400	1,866,745
NTN Corp.	733,000	1,207,683
NTT Data Group Corp.	742,600	11,748,101
NTT UD REIT Investment Corp.	2,863	2,052,777
Nxera Pharma Co. Ltd.(a)(b)	129,600	1,034,617
Obayashi Corp.	739,700	9,068,146
OBIC Business Consultants Co. Ltd.	47,600	2,104,207
Obic Co. Ltd.	394,000	12,874,903
Odakyu Electric Railway Co. Ltd.	345,800	3,628,096
Ogaki Kyoritsu Bank Ltd. (The)	78,300	933,968
Ohsho Food Service Corp.	103,500	2,033,080
Oiles Corp.	61,700	803,029
Oji Holdings Corp.	783,500	2,913,525
Okamoto Industries Inc.	26,300	911,761
Okamura Corp.	148,400	1,865,002
Okasan Securities Group Inc.	341,300	1,355,214
Oki Electric Industry Co. Ltd.	157,400	1,028,921
Security	Shares	Value
Japan (continued)
Okinawa Electric Power Co. Inc. (The)	84,532	$574,890
OKUMA Corp.	67,200	1,358,515
Okumura Corp.	85,200	2,392,406
Olympus Corp.	1,433,700	25,236,394
Omron Corp.	217,500	8,587,183
One REIT Inc.	659	1,012,197
Ono Pharmaceutical Co. Ltd.	437,600	5,465,704
Open House Group Co. Ltd.	82,800	3,052,119
Optex Group Co. Ltd.	89,200	948,747
Optorun Co. Ltd.	70,300	877,883
Oracle Corp./Japan	35,500	3,396,040
Organo Corp.	51,200	2,392,344
Orient Corp.	119,780	711,736
Oriental Land Co. Ltd./Japan	1,272,500	30,752,684
ORIX Corp.	1,371,500	28,897,328
Orix JREIT Inc.	2,556	2,638,513
Osaka Gas Co. Ltd.	400,900	8,590,745
Osaka Soda Co. Ltd.	124,900	1,311,856
OSAKA Titanium Technologies Co. Ltd.(a)	77,000	1,079,538
OSG Corp.	118,900	1,403,379
Otsuka Corp.	239,200	5,368,474
Otsuka Holdings Co. Ltd.	504,400	30,471,175
PALTAC Corp.	43,300	1,168,478
Pan Pacific International Holdings Corp.	443,100	10,992,550
Panasonic Holdings Corp.	2,854,000	23,488,522
Paramount Bed Holdings Co. Ltd.	90,300	1,560,486
Park24 Co. Ltd.	200,300	2,489,495
Penta-Ocean Construction Co. Ltd.	361,100	1,499,920
PeptiDream Inc.(b)	142,200	2,610,266
Persol Holdings Co. Ltd.	1,820,400	3,057,423
Pigeon Corp.	199,100	2,159,466
Pilot Corp.	49,700	1,544,823
PKSHA Technology Inc.(a)(b)	37,100	853,320
Pola Orbis Holdings Inc.	106,500	1,048,148
Prestige International Inc.	214,200	957,537
Raito Kogyo Co. Ltd.	95,200	1,388,977
Rakus Co. Ltd.	182,100	2,434,913
Rakuten Bank Ltd., NVS(a)(b)	131,800	2,672,180
Rakuten Group Inc.(b)	1,812,000	10,815,017
Recruit Holdings Co. Ltd.	1,818,700	111,054,410
Relo Group Inc.	149,400	1,817,357
Renesas Electronics Corp.	2,068,000	27,707,725
Rengo Co. Ltd.	213,700	1,294,369
RENOVA Inc.(a)(b)	117,500	665,818
Resona Holdings Inc.	2,560,300	16,892,253
Resonac Holdings Corp.	193,600	4,604,848
Resorttrust Inc.	114,500	2,080,493
Ricoh Co. Ltd.	664,000	7,192,899
Ricoh Leasing Co. Ltd.	31,000	997,552
Rinnai Corp.	110,400	2,418,527
Rohm Co. Ltd.	361,200	3,982,166
Rohto Pharmaceutical Co. Ltd.	219,600	4,938,225
Rorze Corp.	142,000	2,069,582
Round One Corp.	376,600	2,383,499
Royal Holdings Co. Ltd.(a)	64,300	1,045,364
Ryohin Keikaku Co. Ltd.	282,800	4,627,989
Ryoyo Ryosan Holdings Inc.	41,316	691,049
Saizeriya Co. Ltd.	52,300	1,930,521
Sakai Moving Service Co. Ltd.	50,000	807,862
Sakata Seed Corp.	84,400	1,957,124
Sakura Internet Inc.(a)	45,700	1,381,712
Samty Holdings Co Ltd./Japan	90,000	1,935,027

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
San-A Co. Ltd.	102,200	$1,914,370
Sangetsu Corp.	130,600	2,391,047
San-In Godo Bank Ltd. (The)	195,500	1,569,118
Sanken Electric Co. Ltd.(a)(b)	40,800	1,603,899
Sankyo Co. Ltd.	259,000	3,440,126
Sankyu Inc.	56,700	1,969,450
Sanrio Co. Ltd.	231,300	6,274,918
Sansan Inc.(b)	105,000	1,527,381
Santen Pharmaceutical Co. Ltd.	312,300	3,734,748
Sanwa Holdings Corp.	221,300	5,606,424
Sapporo Holdings Ltd.	92,700	4,449,555
Sato Holdings Corp.	52,700	734,832
Sawai Group Holdings Co. Ltd.	144,600	1,937,005
SBI Holdings Inc.	300,100	6,589,925
SCREEN Holdings Co. Ltd.	104,600	6,677,735
SCSK Corp.	147,700	2,756,036
Secom Co. Ltd.	505,000	17,959,257
Sega Sammy Holdings Inc.	244,200	4,595,631
Seibu Holdings Inc.	281,000	6,274,340
Seiko Epson Corp.	344,900	6,268,784
Seiko Group Corp.	54,000	1,361,123
Seino Holdings Co. Ltd.	160,500	2,588,489
Seiren Co. Ltd.	89,200	1,500,946
Sekisui Chemical Co. Ltd.	460,200	6,494,756
Sekisui House Ltd.	739,200	17,852,829
Sekisui House REIT Inc.	6,309	2,999,885
Seria Co. Ltd.	95,900	2,003,527
Seven & i Holdings Co. Ltd.	2,664,500	38,368,622
Seven Bank Ltd.	1,125,000	2,374,398
SG Holdings Co. Ltd.	325,200	3,261,219
Sharp Corp./Japan(b)	346,400	2,108,794
Shibaura Machine Co. Ltd.	52,700	1,282,847
SHIFT Inc.(b)	16,300	1,638,097
Shiga Bank Ltd. (The)	66,400	1,425,662
Shikoku Electric Power Co. Inc.	258,300	2,311,676
Shimadzu Corp.	256,600	7,569,149
Shimamura Co. Ltd.	43,400	2,234,057
Shimano Inc.	93,700	13,765,431
Shimizu Corp.	535,400	3,546,981
Shin-Etsu Chemical Co. Ltd.	2,182,200	79,964,410
Shinko Electric Industries Co. Ltd.(b)	79,600	2,846,607
Shinmaywa Industries Ltd.	117,900	1,045,526
Shionogi & Co. Ltd.	888,000	12,683,075
Ship Healthcare Holdings Inc.	121,500	1,847,564
Shiseido Co. Ltd.	478,500	10,328,382
Shizuoka Financial Group Inc., NVS	473,100	3,775,117
SHO-BOND Holdings Co. Ltd.	84,800	2,983,139
Shochiku Co. Ltd.(a)	14,700	1,063,039
Shoei Foods Corp.(a)	33,000	953,939
SKY Perfect JSAT Holdings Inc.	311,400	1,778,518
Skylark Holdings Co. Ltd.	231,600	3,587,080
SMC Corp.	69,000	29,293,686
SMS Co. Ltd.	119,700	1,341,893
Socionext Inc.	224,500	4,179,544
SoftBank Corp.	34,177,000	43,025,512
SoftBank Group Corp.	1,260,000	75,119,291
Sohgo Security Services Co. Ltd.	327,600	2,277,710
Sojitz Corp.	260,120	5,316,000
Sompo Holdings Inc.	1,095,300	23,482,222
Sony Group Corp.	7,606,500	133,855,485
Sotetsu Holdings Inc.	141,700	2,223,160
Square Enix Holdings Co. Ltd.	83,000	3,241,696
Security	Shares	Value
Japan (continued)
Stanley Electric Co. Ltd.	108,300	$1,852,279
Star Micronics Co. Ltd.	105,700	1,353,930
Subaru Corp.	730,800	13,051,525
Sugi Holdings Co. Ltd.	151,500	2,586,591
SUMCO Corp.	364,200	3,482,269
Sumitomo Bakelite Co. Ltd.	147,400	3,849,291
Sumitomo Chemical Co. Ltd.	1,649,000	4,402,400
Sumitomo Corp.	1,261,400	26,611,009
Sumitomo Electric Industries Ltd.	872,900	13,427,432
Sumitomo Forestry Co. Ltd.	196,700	7,577,640
Sumitomo Heavy Industries Ltd.	123,300	2,747,487
Sumitomo Metal Mining Co. Ltd.	279,600	7,730,539
Sumitomo Mitsui Construction Co. Ltd.	402,580	1,023,250
Sumitomo Mitsui Financial Group Inc.	4,566,600	96,878,267
Sumitomo Mitsui Trust Group Inc.	815,400	17,881,984
Sumitomo Osaka Cement Co. Ltd.	53,700	1,323,238
Sumitomo Pharma Co. Ltd.(b)	200,600	688,134
Sumitomo Realty & Development Co. Ltd.	341,200	10,121,266
Sumitomo Rubber Industries Ltd.	253,800	2,601,105
Sumitomo Warehouse Co. Ltd. (The)	135,700	2,374,427
Sundrug Co. Ltd.	85,900	2,124,637
Suntory Beverage & Food Ltd.	147,200	4,965,705
Suruga Bank Ltd.	267,900	1,908,059
Suzuken Co. Ltd.	80,100	2,618,785
Suzuki Motor Corp.	1,906,800	18,921,803
Sysmex Corp.	605,400	11,232,241
Systena Corp.	459,500	1,091,346
T Hasegawa Co. Ltd.	89,700	1,946,498
T&D Holdings Inc.	610,400	9,743,355
Tadano Ltd.	145,800	928,133
Taiheiyo Cement Corp.	138,400	3,015,084
Taikisha Ltd.	41,800	1,329,670
Taisei Corp.	194,500	8,190,686
Taiyo Holdings Co. Ltd.	114,300	3,017,306
Taiyo Yuden Co. Ltd.	135,300	2,366,362
Takara Bio Inc.	142,900	952,276
Takara Holdings Inc.(a)	407,800	3,205,460
Takasago Thermal Engineering Co. Ltd.	95,800	3,072,234
Takashimaya Co. Ltd.	412,600	3,266,786
Takeda Pharmaceutical Co. Ltd.	1,891,483	52,774,631
Takeuchi Manufacturing Co. Ltd.	79,200	2,468,158
Takuma Co. Ltd.	130,200	1,358,506
Tamron Co. Ltd.	91,400	2,572,111
TDK Corp.	2,361,000	27,754,247
TechnoPro Holdings Inc.	109,900	1,961,536
Teijin Ltd.	204,300	1,829,357
Terumo Corp.	1,622,900	30,908,616
THK Co. Ltd.	101,200	1,670,755
TIS Inc.	237,800	5,929,890
Toagosei Co. Ltd.	183,700	1,874,190
Tobu Railway Co. Ltd.	204,200	3,304,435
Toda Corp.	293,400	1,775,847
Toei Animation Co. Ltd.	83,600	1,898,733
Toei Co. Ltd.	62,000	1,985,722
Toho Bank Ltd. (The)	515,300	884,009
Toho Co. Ltd./Tokyo	113,700	4,341,995
Toho Gas Co. Ltd.	107,500	2,688,439
Toho Holdings Co. Ltd.	93,800	2,792,028
Toho Titanium Co. Ltd.(a)	106,500	704,192
Tohoku Electric Power Co. Inc.	475,700	4,666,087
Tokai Carbon Co. Ltd.	247,900	1,399,258
Tokai Rika Co. Ltd.	87,200	1,232,874

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Tokai Tokyo Financial Holdings Inc.	476,900	$1,460,261
Tokio Marine Holdings Inc.	2,281,200	82,160,009
Tokuyama Corp.	99,500	1,742,041
Tokyo Century Corp.	171,700	1,746,833
Tokyo Electric Power Co. Holdings Inc.(b)	1,849,200	7,468,020
Tokyo Electron Ltd.	546,700	80,448,518
Tokyo Gas Co. Ltd.	425,900	10,508,182
Tokyo Kiraboshi Financial Group Inc.	36,700	987,206
Tokyo Ohka Kogyo Co. Ltd.	146,500	3,371,660
Tokyo Seimitsu Co. Ltd.	55,500	2,986,414
Tokyo Steel Manufacturing Co. Ltd.	150,300	1,494,261
Tokyo Tatemono Co. Ltd.	168,600	2,753,203
Tokyotokeiba Co. Ltd.	31,900	869,171
Tokyu Construction Co. Ltd.	207,100	936,018
Tokyu Corp.	555,600	6,849,661
Tokyu Fudosan Holdings Corp.	733,400	4,576,712
Tokyu REIT Inc.	1,919	1,948,017
TOMONY Holdings Inc.	271,900	704,028
Tomy Co. Ltd.	195,300	5,155,681
Topcon Corp.	191,100	1,940,002
Toppan Holdings Inc.	274,700	8,035,318
Toray Industries Inc.	1,461,300	7,946,649
Toridoll Holdings Corp.(a)	93,400	2,400,878
Toshiba TEC Corp.	49,200	1,118,883
Tosoh Corp.	264,500	3,286,570
Totetsu Kogyo Co. Ltd.	53,600	1,154,654
TOTO Ltd.	170,600	4,759,705
Towa Corp.(a)	86,400	1,106,245
Towa Pharmaceutical Co. Ltd.	74,400	1,524,717
Toyo Seikan Group Holdings Ltd.	200,600	2,994,564
Toyo Suisan Kaisha Ltd.	105,300	6,185,721
Toyo Tire Corp.	147,000	2,085,615
Toyobo Co. Ltd.	135,700	865,106
Toyoda Gosei Co. Ltd.	102,500	1,741,506
Toyota Boshoku Corp.	125,200	1,671,323
Toyota Industries Corp.	176,800	12,256,139
Toyota Motor Corp.	12,488,400	215,180,037
Toyota Tsusho Corp.	762,100	12,954,720
Trend Micro Inc./Japan	161,600	8,455,297
Tri Chemical Laboratories Inc.	75,800	1,508,113
Trusco Nakayama Corp.	76,300	1,127,073
TS Tech Co. Ltd.	131,700	1,489,265
Tsubakimoto Chain Co.	152,700	1,922,654
Tsuburaya Fields Holdings Inc.	82,200	1,099,262
Tsumura & Co.	95,600	3,124,616
Tsuruha Holdings Inc.	41,500	2,321,332
UACJ Corp.	56,000	1,843,226
UBE Corp.	127,100	2,090,603
Ulvac Inc.(a)	66,700	3,118,719
Unicharm Corp.	477,300	15,390,513
United Urban Investment Corp.	2,853	2,558,543
Universal Entertainment Corp.	39,100	333,065
Ushio Inc.	172,000	2,367,755
USS Co. Ltd.	496,100	4,154,724
UT Group Co. Ltd.	51,200	868,739
Valor Holdings Co. Ltd.	53,200	733,020
Visional Inc.(b)	38,800	2,076,152
Wacom Co. Ltd.	348,300	1,605,607
Welcia Holdings Co. Ltd.	139,200	1,737,754
West Holdings Corp.	48,800	726,173
West Japan Railway Co.	513,600	9,128,583
Yakult Honsha Co. Ltd.	295,200	6,415,017
Security	Shares	Value
Japan (continued)
Yamada Holdings Co. Ltd.	827,500	$2,376,161
Yamaguchi Financial Group Inc.	286,000	2,800,458
Yamaha Corp.	434,400	3,507,892
Yamaha Motor Co. Ltd.	1,079,200	9,433,306
Yamato Holdings Co. Ltd.	284,900	3,021,707
Yamato Kogyo Co. Ltd.	68,400	3,267,100
Yamazaki Baking Co. Ltd.	161,500	3,279,842
Yaoko Co. Ltd.	38,400	2,334,250
Yaskawa Electric Corp.	284,300	8,147,891
Yokogawa Electric Corp.	252,400	5,596,159
Yokohama Rubber Co. Ltd. (The)	145,400	2,980,431
Yoshinoya Holdings Co. Ltd.	130,300	2,653,601
Zenkoku Hosho Co. Ltd.(a)	62,800	2,269,196
Zensho Holdings Co. Ltd.	125,500	6,296,219
Zeon Corp.	195,600	1,821,143
Zojirushi Corp.	105,100	1,099,570
ZOZO Inc.	134,700	4,367,708
		5,718,808,567
Kuwait — 0.2%
Agility Public Warehousing Co. KSC	2,363,031	1,917,539
Boubyan Bank KSCP	2,503,237	4,551,409
Boubyan Petrochemicals Co. KSCP	885,126	1,932,286
Gulf Bank KSCP	3,882,599	3,969,584
Humansoft Holding Co. KSC	154,418	1,314,517
Kuwait Finance House KSCP	12,867,041	30,208,589
Mabanee Co. KPSC	1,218,640	3,318,866
Mobile Telecommunications Co. KSCP	2,861,488	4,256,925
National Bank of Kuwait SAKP	10,050,913	27,832,014
National Industries Group Holding SAK	4,441,193	3,476,834
		82,778,563
Malaysia — 0.5%
AFFIN Bank Bhd	373,000	255,502
Alliance Bank Malaysia Bhd	1,827,400	1,830,203
AMMB Holdings Bhd	2,566,600	2,979,657
Axiata Group Bhd	3,427,700	1,762,625
British American Tobacco Malaysia Bhd	181,000	298,015
Bursa Malaysia Bhd	1,191,100	2,454,261
Carlsberg Brewery Malaysia Bhd	222,900	987,499
CELCOMDIGI Bhd	4,004,400	3,105,635
CIMB Group Holdings Bhd	8,781,600	15,923,925
Dialog Group Bhd	5,275,578	2,488,448
Fraser & Neave Holdings Bhd	174,600	1,232,048
Gamuda Bhd	2,764,000	5,365,938
Gas Malaysia Bhd	141,200	120,596
Genting Bhd	2,870,000	2,578,271
Genting Malaysia Bhd	3,585,500	1,829,671
Hartalega Holdings Bhd	2,161,800	1,556,964
Hibiscus Petroleum Bhd	1,331,480	608,339
Hong Leong Bank Bhd	637,800	2,975,535
IHH Healthcare Bhd	2,921,700	4,837,252
IJM Corp. Bhd	4,022,700	2,758,658
Inari Amertron Bhd	4,649,700	3,014,274
IOI Corp. Bhd	2,396,400	2,058,430
Kossan Rubber Industries Bhd	2,137,300	1,019,077
KPJ Healthcare Bhd	4,080,300	1,937,884
Kuala Lumpur Kepong Bhd	450,900	2,196,918
Malayan Banking Bhd	7,009,300	16,785,961
Malaysia Airports Holdings Bhd	1,262,700	2,923,904
Malaysian Resources Corp. Bhd	4,570,200	572,404
Maxis Bhd	2,766,000	2,277,492
MISC Bhd	1,293,300	2,212,241

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Malaysia (continued)
MR DIY Group M Bhd(c)	7,156,450	$3,566,422
My EG Services Bhd	13,445,100	2,535,164
Nationgate Holdings Bhd, NVS	1,216,800	580,485
Nestle Malaysia Bhd	95,100	2,166,722
Pentamaster Corp. Bhd	1,519,100	1,325,436
Petronas Chemicals Group Bhd	3,074,300	3,786,468
Petronas Dagangan Bhd	343,000	1,403,073
Petronas Gas Bhd	847,100	3,342,747
PPB Group Bhd	958,780	3,047,354
Press Metal Aluminium Holdings Bhd	4,490,800	4,833,271
Public Bank Bhd	17,295,000	17,403,652
QL Resources Bhd	3,629,400	3,968,375
RHB Bank Bhd	2,628,698	3,842,386
Sam Engineering & Equipment M Bhd	236,500	229,605
SD Guthrie Bhd	2,946,000	3,089,455
Sime Darby Bhd	4,426,200	2,334,215
Sime Darby Property Bhd	6,690,400	2,154,384
SP Setia Bhd Group	3,106,400	991,571
Sunway REIT	4,272,000	1,751,044
Supermax Corp. Bhd(b)	2,489,177	460,432
Telekom Malaysia Bhd	1,539,800	2,279,636
Tenaga Nasional Bhd	3,084,200	9,866,783
TIME dotCom Bhd	1,888,600	2,097,635
Top Glove Corp. Bhd(b)	6,651,800	1,611,883
VS Industry Bhd	5,546,700	1,222,876
Yinson Holdings Bhd	3,553,340	2,190,915
YTL Corp. Bhd	5,558,200	2,484,688
YTL Power International Bhd	3,823,900	2,663,553
		178,177,857
Mexico — 0.5%
Alfa SAB de CV, Class A	3,595,763	2,605,690
Alsea SAB de CV	717,800	1,735,534
America Movil SAB de CV, Series B	23,346,100	18,446,330
Arca Continental SAB de CV	505,000	4,323,524
Banco del Bajio SA(c)	808,200	1,796,583
Bolsa Mexicana de Valores SAB de CV	683,500	1,117,675
Cemex SAB de CV, NVS	20,046,212	10,559,338
Coca-Cola Femsa SAB de CV	521,600	4,340,780
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)(b)	1,301,000	968,135
Corp Inmobiliaria Vesta SAB de CV	1,116,700	2,918,226
FIBRA Macquarie Mexico(c)	1,266,063	2,095,605
Fibra Uno Administracion SA de CV	4,196,400	4,831,958
Fomento Economico Mexicano SAB de CV	2,355,300	22,862,636
GCC SAB de CV	202,900	1,659,340
Genomma Lab Internacional SAB de CV, Class B	916,500	1,223,863
Gentera SAB de CV	1,447,100	1,847,069
Gruma SAB de CV, Class B	216,480	3,739,431
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	327,812	2,745,924
Grupo Aeroportuario del Pacifico SAB de CV, Class B	493,180	8,551,625
Grupo Aeroportuario del Sureste SAB de CV, Class B	246,055	6,580,937
Grupo Bimbo SAB de CV, Series A	1,855,900	5,765,399
Grupo Carso SAB de CV, Series A1	628,500	3,778,947
Grupo Financiero Banorte SAB de CV, Class O	3,138,300	21,852,587
Grupo Financiero Inbursa SAB de CV, Class O(b)	2,683,800	6,026,294
Grupo Mexico SAB de CV, Series B	3,836,500	20,072,625
Grupo Televisa SAB, CPO(a)	2,818,500	1,402,946
Industrias Penoles SAB de CV(b)	253,995	3,989,763
Kimberly-Clark de Mexico SAB de CV, Class A	1,825,200	2,620,655
Security	Shares	Value
Mexico (continued)
Megacable Holdings SAB de CV, CPO	173,300	$380,213
Nemak SAB de CV(b)(c)	2,071,977	218,490
Operadora De Sites Mexicanos SAB de CV	2,324,855	2,036,768
Orbia Advance Corp. SAB de CV	1,210,178	1,110,416
Prologis Property Mexico SA de CV	1,177,237	3,940,106
Promotora y Operadora de Infraestructura SAB de CV	320,895	2,798,961
Qualitas Controladora SAB de CV	323,800	2,265,362
Regional SAB de CV	289,900	1,841,005
TF Administradora Industrial S de Real de CV	211,800	389,209
Wal-Mart de Mexico SAB de CV	6,398,900	17,595,016
		203,034,965
Netherlands — 2.6%
Aalberts NV	131,531	4,746,335
ABN AMRO Bank NV, CVA(c)	537,869	8,888,659
Adyen NV(b)(c)	26,498	40,479,908
Aegon Ltd.	1,812,576	11,440,651
AerCap Holdings NV	257,041	24,046,186
Akzo Nobel NV	197,464	12,600,860
Alfen NV(a)(b)(c)	33,287	446,382
Allfunds Group PLC	519,935	3,180,236
AMG Critical Materials NV(a)	45,196	771,029
Arcadis NV	99,574	6,894,882
ASM International NV	56,714	31,675,174
ASML Holding NV	487,795	328,349,952
ASR Nederland NV	187,384	8,881,813
Basic-Fit NV(a)(b)(c)	61,933	1,533,541
BE Semiconductor Industries NV	95,753	10,192,535
Brunel International NV(a)	38,650	373,937
Coca-Cola Europacific Partners PLC	267,389	20,321,564
Corbion NV	83,179	2,085,547
DSM-Firmenich AG	227,639	26,994,161
Eurocommercial Properties NV	83,156	2,112,076
EXOR NV, NVS	122,864	12,976,800
Flow Traders Ltd., NVS	59,283	1,356,766
Fugro NV	143,671	3,303,516
Heineken Holding NV	175,570	12,164,910
Heineken NV	347,710	28,518,030
IMCD NV	72,620	11,545,930
ING Groep NV	4,029,368	68,379,922
InPost SA(b)	296,878	5,791,524
JDE Peet's NV	113,282	2,557,508
Just Eat Takeaway.com NV(b)(c)	248,018	2,834,327
Koninklijke Ahold Delhaize NV	1,147,300	37,826,135
Koninklijke BAM Groep NV	513,246	2,368,840
Koninklijke KPN NV	4,818,665	18,832,718
Koninklijke Philips NV(b)	979,013	25,756,665
Koninklijke Vopak NV	89,739	4,136,850
NN Group NV	321,007	15,758,956
OCI NV	123,601	1,504,853
Pharming Group NV(a)(b)	1,422,196	1,189,799
PostNL NV	674,733	809,537
Prosus NV	1,738,833	73,282,889
Randstad NV	122,515	5,648,853
SBM Offshore NV	147,926	2,707,746
Signify NV(c)	142,020	3,477,308
TKH Group NV	61,356	2,496,538
TomTom NV(a)(b)	149,026	814,011
Universal Music Group NV(a)	1,018,190	25,623,945
Van Lanschot Kempen NV	56,412	2,578,482
Vastned Retail NV	37,764	1,012,567
Wereldhave NV	65,887	1,015,464

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands (continued)
Wolters Kluwer NV	301,295	$50,642,741
		972,929,558
New Zealand — 0.2%
Air New Zealand Ltd.	1,604,013	493,740
Auckland International Airport Ltd.	1,494,923	6,522,664
Contact Energy Ltd.	939,436	4,823,293
EBOS Group Ltd.	189,471	4,133,509
Fisher & Paykel Healthcare Corp. Ltd.	724,159	15,519,521
Fletcher Building Ltd.(b)	1,023,077	1,819,180
Goodman Property Trust	1,521,433	1,917,821
Infratil Ltd.	1,087,659	8,165,568
Kiwi Property Group Ltd.	1,735,560	969,464
Mercury NZ Ltd.	977,392	3,847,097
Meridian Energy Ltd.	1,744,111	6,193,983
Ryman Healthcare Ltd.(b)	812,962	2,414,960
Spark New Zealand Ltd.	2,382,136	4,132,974
		60,953,774
Norway — 0.5%
Aker ASA, Class A	39,016	2,040,040
Aker BP ASA	399,656	8,551,707
Atea ASA	174,343	2,231,550
Austevoll Seafood ASA	172,134	1,492,844
Bakkafrost P/F	58,720	3,541,142
Borr Drilling Ltd.(a)	319,923	1,337,161
Borregaard ASA	183,916	3,243,551
BW Offshore Ltd.	250,263	677,973
Crayon Group Holding ASA(b)(c)	106,217	1,052,002
DNB Bank ASA	1,092,076	22,631,057
DNO ASA	1,499,269	1,469,312
Elkem ASA(b)(c)	385,640	628,932
Entra ASA(b)(c)	133,265	1,412,583
Equinor ASA	1,033,159	24,550,126
Europris ASA(c)	377,516	2,329,450
Flex LNG Ltd.	90,449	2,211,849
Frontline PLC, NVS	183,689	3,551,776
Gjensidige Forsikring ASA	186,356	3,362,818
Golden Ocean Group Ltd.(b)	206,327	2,231,894
Grieg Seafood ASA(a)	151,472	917,766
Hoegh Autoliners ASA	167,776	1,765,714
Kongsberg Gruppen ASA	115,368	12,043,402
Leroy Seafood Group ASA	434,318	1,993,878
Mowi ASA	544,343	9,384,444
MPC Container Ships ASA	791,088	1,559,190
NEL ASA(a)(b)	3,067,460	1,186,692
Nordic Semiconductor ASA(b)	241,529	2,400,318
Norsk Hydro ASA	1,603,938	9,956,203
Norwegian Air Shuttle ASA(a)(b)	1,143,413	1,108,827
Orkla ASA	869,569	8,033,554
Protector Forsikring ASA	106,469	2,771,129
Salmar ASA	84,301	4,276,282
Scatec ASA(b)(c)	171,886	1,252,391
Schibsted ASA, Class A	95,921	3,229,863
Schibsted ASA, Class B	116,579	3,656,114
SpareBank 1 SMN	172,631	2,547,987
SpareBank 1 Sor-Norge ASA	265,654	3,520,139
Storebrand ASA	522,459	5,957,748
Subsea 7 SA	292,027	4,488,408
Telenor ASA	771,959	9,480,888
TGS ASA	293,066	2,659,025
TOMRA Systems ASA	303,905	4,369,186
Wallenius Wilhelmsen ASA	165,765	1,648,095
Security	Shares	Value
Norway (continued)
Yara International ASA	190,868	$5,739,817
		194,494,827
Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR	237,400	3,100,444
Credicorp Ltd.	78,910	14,529,698
Southern Copper Corp.	104,398	11,436,801
		29,066,943
Philippines — 0.2%
Alliance Global Group Inc.	3,269,600	518,207
Ayala Corp.	332,695	3,935,668
Ayala Land Inc.	9,849,230	5,525,141
Bank of the Philippine Islands	2,214,931	5,440,770
BDO Unibank Inc.	3,433,602	8,986,361
Bloomberry Resorts Corp.(b)	7,645,800	1,013,124
Converge Information and Communications Technology Solutions Inc.	3,297,100	910,439
GT Capital Holdings Inc.	114,748	1,417,727
International Container Terminal Services Inc.	1,488,530	10,143,829
JG Summit Holdings Inc.	4,145,517	1,733,541
Jollibee Foods Corp.	662,660	3,019,130
Manila Electric Co.	378,470	3,191,366
Manila Water Co. Inc.	2,766,700	1,247,919
Megaworld Corp.	8,590,500	340,855
Metropolitan Bank & Trust Co.	2,317,347	3,020,526
PLDT Inc.	98,860	2,429,575
Semirara Mining & Power Corp., Class A	462,200	258,194
SM Investments Corp.	343,285	5,535,335
SM Prime Holdings Inc.	13,691,300	7,201,387
Universal Robina Corp.	1,196,750	2,007,356
		67,876,450
Poland — 0.3%
Alior Bank SA	152,751	3,337,878
Allegro.eu SA (b)(c)	648,843	5,709,511
Asseco Poland SA	127,391	2,857,695
Bank Millennium SA(b)	991,758	2,065,194
Bank Polska Kasa Opieki SA	216,739	7,582,882
Budimex SA	15,124	1,891,469
CCC SA(b)	65,606	2,898,020
CD Projekt SA	84,921	3,419,108
Cyfrowy Polsat SA(a)(b)	383,497	1,212,792
Dino Polska SA(b)(c)	67,668	5,607,514
Enea SA(b)	278,887	776,167
Eurocash SA	80,374	173,087
Grupa Azoty SA(a)(b)	73,664	380,973
Grupa Kety SA	11,521	1,963,685
KGHM Polska Miedz SA	159,746	5,978,921
KRUK SA	21,311	2,283,224
LPP SA	1,268	4,614,657
mBank SA(b)	19,847	2,791,050
Orange Polska SA	874,770	1,697,636
ORLEN SA	743,604	9,709,290
PGE Polska Grupa Energetyczna SA(b)	1,193,441	2,063,220
Powszechna Kasa Oszczednosci Bank Polski SA	1,081,689	15,029,252
Powszechny Zaklad Ubezpieczen SA	733,161	7,270,904
Santander Bank Polska SA	39,830	4,466,461
Tauron Polska Energia SA(b)	1,311,404	1,213,853
		96,994,443
Portugal — 0.1%
Altri SGPS SA(a)	213,023	1,152,554
Banco Comercial Portugues SA, Class R	10,094,087	5,091,935
CTT-Correios de Portugal SA	184,438	858,115

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Portugal (continued)
EDP Renovaveis SA	334,670	$4,535,985
EDP SA	3,674,738	14,467,063
Galp Energia SGPS SA	577,858	9,876,680
Jeronimo Martins SGPS SA	321,779	6,254,769
Navigator Co. SA (The)	438,105	1,689,895
NOS SGPS SA	514,589	1,970,299
REN - Redes Energeticas Nacionais SGPS SA	788,250	1,967,776
Sonae SGPS SA	2,454,970	2,427,387
		50,292,458
Qatar — 0.2%
Barwa Real Estate Co.	3,532,816	2,764,362
Commercial Bank PSQC (The)	3,606,397	4,203,546
Doha Bank QPSC	2,266,514	1,114,608
Dukhan Bank	3,329,782	3,367,266
Industries Qatar QSC	2,126,808	7,776,543
Masraf Al Rayan QSC	7,568,630	4,917,940
Mesaieed Petrochemical Holding Co.	5,605,228	2,431,265
Ooredoo QPSC	1,128,485	3,540,831
Qatar Aluminum Manufacturing Co.	6,853,471	2,411,685
Qatar Electricity & Water Co. QSC	838,397	3,726,865
Qatar Fuel QSC	159,780	671,812
Qatar Gas Transport Co. Ltd.	3,027,796	3,552,899
Qatar International Islamic Bank QSC	925,671	2,663,272
Qatar Islamic Bank QPSC	2,074,510	11,649,175
Qatar National Bank QPSC	5,465,164	25,976,083
Qatar Navigation QSC	743,111	2,333,686
United Development Co. QSC	2,244,467	703,306
Vodafone Qatar QSC	5,718,268	2,917,164
		86,722,308
Russia — 0.0%
Aeroflot PJSC(b)(d)	2,248,580	231
Alrosa PJSC(b)(d)	2,008,230	206
Detsky Mir PJSC(b)(c)(d)	1,459,210	150
Mobile TeleSystems PJSC(b)(d)	1,079,812	111
Moscow Exchange MICEX-RTS PJSC(b)(d)	1,165,970	120
Ozon Holdings PLC, ADR(b)(d)	48,614	5
PhosAgro PJSC, GDR(b)(d)(e)	2	—
PhosAgro PJSC, New(b)(d)	1,044	10
Polyus PJSC(b)(d)	29,956	3
Rosneft Oil Co. PJSC(b)(d)	1,203,679	123
Sberbank of Russia PJSC(b)(d)	10,330,470	1,061
Severstal PAO(b)(d)	165,788	17
Sistema AFK PAO(b)(d)	5,373,780	552
TCS Group Holding PLC, GDR(b)(d)(e)	134,948	14
United Co. RUSAL International PJSC(b)(d)	2,395,510	246
VK Co. Ltd.(b)(d)	113,735	12
VTB Bank PJSC(b)(d)	687,174	—
X5 Retail Group NV, GDR(b)(d)	128,602	13
Yandex NV, Class A(b)(d)	338,783	35
		2,909
Saudi Arabia — 1.2%
Abdullah Al Othaim Markets Co.	785,404	2,466,899
ACWA Power Co.	178,421	21,815,087
Ades Holding Co.	457,849	2,408,280
Advanced Petrochemical Co.(b)	254,579	2,463,974
Al Hammadi Holding	104,610	1,109,773
Al Rajhi Bank	2,392,311	55,897,802
Al Rajhi Co. for Co-operative Insurance(b)	57,722	2,748,408
Aldrees Petroleum and Transport Services Co.	101,977	3,750,505
Alinma Bank	1,641,790	12,266,967
Almarai Co. JSC	239,153	3,501,899
Security	Shares	Value
Saudi Arabia (continued)
Alujain Corp.(b)	101,993	$1,095,676
Arab National Bank	1,007,015	5,064,524
Arabian Contracting Services Co.(b)	15,507	723,863
Arabian Internet & Communications Services Co.	27,926	1,891,859
Arriyadh Development Co.	261,587	2,091,845
Astra Industrial Group	63,077	2,989,511
Bank AlBilad	903,165	8,835,342
Bank Al-Jazira(b)	727,032	3,173,865
Banque Saudi Fransi	723,809	5,993,674
Bupa Arabia for Cooperative Insurance Co.	92,198	4,944,132
Catrion Catering Holding Co.	93,686	2,961,487
City Cement Co.	209,134	975,753
Co. for Cooperative Insurance (The)	129,403	4,826,679
Dallah Healthcare Co.	56,746	2,411,444
Dar Al Arkan Real Estate Development Co.(b)	870,360	3,853,785
Dr Sulaiman Al Habib Medical Services Group Co.	105,641	8,050,285
Electrical Industries Co.	865,268	1,836,192
Elm Co.	30,657	8,327,747
Emaar Economic City(b)	858,144	1,960,201
Etihad Atheeb Telecommunication Co.	28,768	891,085
Etihad Etisalat Co.	503,287	6,929,532
Jarir Marketing Co.	719,060	2,528,228
Leejam Sports Co. JSC	54,672	2,765,844
Middle East Healthcare Co.(b)	77,886	1,495,156
Mobile Telecommunications Co. Saudi Arabia	750,446	2,108,683
Mouwasat Medical Services Co.	173,328	4,329,735
Nahdi Medical Co.	53,008	1,739,705
National Agriculture Development Co. (The)(b)	294,031	2,074,666
National Gas & Industrialization Co.	113,320	3,274,361
National Industrialization Co.(b)	580,541	1,648,484
Power & Water Utility Co. for Jubail & Yanbu	135,531	2,116,078
Riyad Bank	1,737,592	11,876,854
SABIC Agri-Nutrients Co.	300,169	9,078,696
Sahara International Petrochemical Co.	524,419	3,667,007
SAL Saudi Logistics Services	35,225	2,580,554
Saudi Arabian Mining Co.(b)	1,596,897	23,906,875
Saudi Arabian Oil Co.(c)	5,343,460	38,382,369
Saudi Aramco Base Oil Co.	77,180	2,402,026
Saudi Awwal Bank	1,175,716	10,582,995
Saudi Basic Industries Corp.	1,068,070	20,674,891
Saudi Cement Co.	114,311	1,222,411
Saudi Chemical Co. Holding	1,028,350	3,182,294
Saudi Electricity Co.	1,110,688	4,839,240
Saudi Ground Services Co.	213,198	3,002,949
Saudi Industrial Investment Group	389,368	1,844,613
Saudi Investment Bank (The)	493,845	1,730,999
Saudi Kayan Petrochemical Co.(b)	996,283	2,059,707
Saudi National Bank (The)	3,648,927	32,077,441
Saudi Public Transport Co.(b)	183,000	1,072,048
Saudi Real Estate Co.(b)	280,393	1,915,388
Saudi Research & Media Group(b)	50,431	3,998,804
Saudi Tadawul Group Holding Co.	50,721	3,211,292
Saudi Telecom Co.	2,308,414	25,907,894
Saudia Dairy & Foodstuff Co.	34,334	3,277,978
Savola Group (The)(b)	623,779	4,269,600
Seera Group Holding(b)	355,346	2,167,909
Southern Province Cement Co.	97,807	861,575
United Electronics Co.	105,323	2,822,317
United International Transportation Co.	107,097	2,452,364
Yamama Cement Co.	227,798	1,939,258
Yanbu Cement Co.	168,518	1,032,008

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Saudi Arabia (continued)
Yanbu National Petrochemical Co.	293,298	$3,101,944
		443,481,315
Singapore — 1.0%
AEM Holdings Ltd.(a)(b)	763,325	744,210
BW LPG Ltd.(c)	131,416	1,694,896
CapitaLand Ascendas REIT	4,281,348	8,676,183
CapitaLand Ascott Trust	3,449,765	2,353,881
CapitaLand China Trust(a)	2,856,441	1,629,216
CapitaLand Integrated Commercial Trust	6,670,359	10,134,132
CapitaLand Investment Ltd./Singapore	2,917,500	6,163,474
CDL Hospitality Trusts(a)	2,441,181	1,654,866
City Developments Ltd.	757,500	2,968,795
ComfortDelGro Corp. Ltd.	2,286,500	2,536,024
DBS Group Holdings Ltd.	2,395,000	69,442,533
ESR-LOGOS REIT	14,685,247	3,113,873
First Resources Ltd.	1,155,500	1,272,475
Frasers Centrepoint Trust	2,069,762	3,492,324
Frasers Hospitality Trust	1,831,900	596,411
Frasers Logistics & Commercial Trust(a)	3,127,713	2,520,560
Genting Singapore Ltd.	6,042,800	3,805,802
Golden Agri-Resources Ltd.	9,728,900	2,136,601
Grab Holdings Ltd., Class A(b)	2,521,854	10,289,164
Hafnia Ltd.	428,312	2,521,038
Hutchison Port Holdings Trust, Class U	8,410,500	1,320,448
iFAST Corp. Ltd.	296,000	1,674,672
Keppel DC REIT	2,024,163	3,486,553
Keppel Infrastructure Trust	9,579,736	3,168,684
Keppel Ltd.(a)	1,682,500	8,100,316
Keppel REIT	3,358,680	2,279,266
Mapletree Industrial Trust	2,469,460	4,459,143
Mapletree Logistics Trust(a)	4,083,956	4,073,370
Mapletree Pan Asia Commercial Trust	2,416,993	2,373,831
NetLink NBN Trust	6,020,400	4,080,468
Oversea-Chinese Banking Corp. Ltd.	4,136,850	47,462,505
Parkway Life REIT	1,057,800	3,016,964
Raffles Medical Group Ltd.(a)	1,560,000	1,039,606
SATS Ltd.	1,597,497	4,739,431
Sea Ltd., ADR(b)	455,091	42,801,309
Seatrium Ltd.(b)	2,745,789	3,913,877
Sembcorp Industries Ltd.	1,235,900	4,688,816
Sheng Siong Group Ltd.	2,082,100	2,507,034
SIA Engineering Co. Ltd.	600,600	1,097,933
Singapore Airlines Ltd.(a)	1,762,900	8,599,618
Singapore Exchange Ltd.	1,024,600	8,779,785
Singapore Post Ltd.	2,653,000	1,089,132
Singapore Technologies Engineering Ltd.	1,946,700	6,674,259
Singapore Telecommunications Ltd.	9,576,000	22,591,992
Starhill Global REIT	4,525,700	1,744,010
StarHub Ltd.	836,100	754,076
Suntec REIT(a)	2,633,800	2,364,027
United Overseas Bank Ltd.	1,521,900	36,995,925
UOL Group Ltd.	501,800	2,027,621
Venture Corp. Ltd.	229,700	2,303,848
Wilmar International Ltd.	2,033,000	4,907,183
Yangzijiang Financial Holding Ltd.(a)	2,719,000	823,627
Yangzijiang Shipbuilding Holdings Ltd.	3,215,400	6,246,864
Yanlord Land Group Ltd.(a)(b)	925,900	488,002
		390,420,653
South Africa — 1.0%
Absa Group Ltd.	993,069	9,498,651
Adcock Ingram Holdings Ltd.	117,088	461,246
Security	Shares	Value
South Africa (continued)
AECI Ltd.	241,092	$1,325,391
African Rainbow Minerals Ltd.	221,941	2,235,650
Anglo American Platinum Ltd.	86,928	3,416,913
Anglogold Ashanti PLC, NVS	520,988	14,535,109
Aspen Pharmacare Holdings Ltd.	459,305	4,650,105
AVI Ltd.	479,631	3,007,619
Barloworld Ltd.	309,308	1,456,781
Bid Corp. Ltd.	437,609	10,354,430
Bidvest Group Ltd. (The)	365,159	5,909,050
Capitec Bank Holdings Ltd.	107,926	19,496,918
Clicks Group Ltd.	316,681	6,760,053
Coronation Fund Managers Ltd.	234,318	532,166
Dis-Chem Pharmacies Ltd.(c)	485,815	996,430
Discovery Ltd.	624,894	6,407,947
Exxaro Resources Ltd.	317,803	2,996,911
FirstRand Ltd.	6,048,851	26,576,801
Foschini Group Ltd. (The)	423,282	3,683,970
Gold Fields Ltd.	1,109,635	18,299,069
Grindrod Ltd.	340,000	271,923
Growthpoint Properties Ltd.	3,402,555	2,518,624
Harmony Gold Mining Co. Ltd.	684,746	7,429,066
Impala Platinum Holdings Ltd.(b)	1,084,591	7,158,874
Investec Ltd.	444,818	3,469,227
JSE Ltd.	192,033	1,365,471
Kumba Iron Ore Ltd.	83,156	1,565,955
Life Healthcare Group Holdings Ltd.	1,824,478	1,650,620
Momentum Group Ltd.	1,680,374	2,744,071
Motus Holdings Ltd.	301,554	2,018,171
Mr. Price Group Ltd.	300,775	4,387,353
MTN Group Ltd.	2,050,104	10,178,423
MultiChoice Group(b)	447,382	2,823,607
Naspers Ltd., Class N	219,588	51,899,063
Nedbank Group Ltd.	498,120	8,392,319
NEPI Rockcastle NV	608,587	4,776,528
Netcare Ltd.	1,667,277	1,402,427
Ninety One Ltd.	267,376	573,577
Northam Platinum Holdings Ltd.	448,595	3,313,445
Oceana Group Ltd.	82,548	318,159
Old Mutual Ltd.	5,682,688	3,922,759
OUTsurance Group Ltd., NVS	1,214,196	4,135,704
Pepkor Holdings Ltd.(c)	1,725,214	2,239,454
Pick n Pay Stores Ltd.(b)	1,181,713	1,705,876
Redefine Properties Ltd.	7,815,985	2,167,905
Reinet Investments SCA	199,409	5,534,250
Remgro Ltd.	553,457	4,820,695
Resilient REIT Ltd.(a)	525,300	1,666,942
Reunert Ltd.	350,150	1,599,831
Sanlam Ltd.	2,228,948	11,091,640
Sappi Ltd.	818,170	2,201,214
Sasol Ltd.	666,731	3,747,374
Shoprite Holdings Ltd.	622,647	10,753,363
Sibanye Stillwater Ltd.(b)	3,307,703	3,856,279
SPAR Group Ltd. (The)(b)	284,276	2,040,241
Standard Bank Group Ltd.	1,632,216	22,471,570
Super Group Ltd./South Africa	712,031	904,275
Telkom SA SOC Ltd.(b)	596,370	919,932
Thungela Resources Ltd.	176,944	1,276,197
Tiger Brands Ltd.	185,654	2,489,743
Truworths International Ltd.	626,114	3,968,703
Vodacom Group Ltd.	744,855	4,663,307
Vukile Property Fund Ltd.	962,949	1,015,930
Wilson Bayly Holmes-Ovcon Ltd.	62,512	762,808

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Africa (continued)
Woolworths Holdings Ltd./South Africa	1,071,948	$3,958,242
		364,772,347
South Korea — 2.9%
ABLBio Inc.(b)	79,150	2,133,426
Advanced Nano Products Co. Ltd.	22,677	1,414,084
Ahnlab Inc.	12,231	524,983
Alteogen Inc.(b)	49,073	13,286,188
Amorepacific Corp.	35,218	2,972,622
Amorepacific Group	38,545	621,141
Asiana Airlines Inc.(b)	56,186	409,403
BGF retail Co. Ltd.	10,488	877,532
BH Co. Ltd.(a)	46,296	553,348
Bioneer Corp.(b)	32,903	565,451
BNK Financial Group Inc.	281,952	1,922,642
Celltrion Inc.	188,068	24,727,904
Celltrion Pharm Inc.(b)	26,033	1,164,262
Chabiotech Co. Ltd.(a)(b)	119,229	1,481,763
Cheil Worldwide Inc.	95,686	1,276,122
Cheryong Electric Co. Ltd.	15,132	571,481
Chunbo Co. Ltd.(a)(b)	13,566	543,101
CJ CGV Co. Ltd.(b)	145,150	590,051
CJ CheilJedang Corp.	9,005	1,781,702
CJ Corp.	17,643	1,307,983
CJ ENM Co. Ltd.(b)	12,240	556,234
CJ Logistics Corp.	12,220	774,759
Classys Inc.	35,335	1,289,331
Cosmax Inc.	14,977	1,630,619
CosmoAM&T Co. Ltd.(b)	33,604	2,493,242
Cosmochemical Co. Ltd.(a)(b)	52,443	806,185
Coway Co. Ltd.	65,408	2,988,299
CS Wind Corp.	39,297	1,654,277
Daejoo Electronic Materials Co. Ltd.(b)	29,016	2,249,517
Daesang Corp.	39,383	586,320
Daewoo Engineering & Construction Co. Ltd.(b)	241,803	616,562
Daewoong Pharmaceutical Co. Ltd.(a)	8,311	953,529
DB HiTek Co. Ltd.	54,351	1,512,681
DB Insurance Co. Ltd.	56,724	4,470,934
Dentium Co. Ltd.	15,874	901,218
DGB Financial Group Inc.	251,004	1,481,056
DL E&C Co. Ltd.	39,366	880,403
DL Holdings Co. Ltd.	15,408	456,040
Dong-A Socio Holdings Co. Ltd.	9,555	858,282
Dong-A ST Co. Ltd., Class A	14,612	808,492
Dongjin Semichem Co. Ltd.	87,912	1,694,656
Doosan Bobcat Inc.	74,252	1,999,251
Doosan Co. Ltd.	8,967	1,283,079
Doosan Enerbility Co. Ltd.(b)	519,366	7,462,223
Doosan Fuel Cell Co. Ltd.(b)	77,000	964,890
DoubleUGames Co. Ltd.	19,485	749,186
Douzone Bizon Co. Ltd.	31,275	1,333,486
Ecopro BM Co. Ltd.(a)(b)	60,686	7,405,831
Ecopro Co. Ltd.(b)	121,043	6,861,796
Ecopro HN Co. Ltd.	23,533	790,210
Ecopro Materials Co. Ltd.(b)	16,653	1,336,110
E-MART Inc.	22,933	1,079,337
Enchem Co. Ltd.(b)	16,058	2,003,578
Eo Technics Co. Ltd.	14,760	1,789,943
F&F Co. Ltd./New	23,805	1,072,154
Fila Holdings Corp.	67,046	1,935,063
Foosung Co. Ltd.(a)(b)	131,656	593,184
GC Cell Corp.(a)	26,407	663,094
Grand Korea Leisure Co. Ltd.	77,184	637,664
Security	Shares	Value
South Korea (continued)
Green Cross Corp.	11,584	$1,357,805
Green Cross Holdings Corp.(a)	37,262	441,322
GS Engineering & Construction Corp.(b)	121,479	1,559,674
GS Holdings Corp.	63,387	1,888,050
GS Retail Co. Ltd.	39,897	624,662
Hana Financial Group Inc.	356,758	15,392,143
Hana Micron Inc.	93,559	754,567
Hana Tour Service Inc.	34,505	1,224,217
Hanall Biopharma Co. Ltd.(b)	61,115	1,937,440
Hanjin Kal Corp.	44,996	2,746,330
Hankook Tire & Technology Co. Ltd.	101,467	2,584,219
Hanmi Pharm Co. Ltd.	9,385	2,166,402
Hanmi Semiconductor Co. Ltd.	53,640	3,489,697
Hanon Systems	265,899	759,249
Hansol Chemical Co. Ltd.	12,911	1,170,531
Hanssem Co. Ltd.	12,601	483,594
Hanwha Aerospace Co. Ltd.	42,679	11,292,579
Hanwha Corp.	68,104	1,377,106
Hanwha Engine(b)	94,270	967,365
Hanwha Industrial Solutions Co. Ltd./ New(b)	47,274	1,449,051
Hanwha Life Insurance Co. Ltd.	620,452	1,323,770
Hanwha Ocean Co. Ltd.(b)	100,113	1,926,911
Hanwha Solutions Corp.	123,086	1,890,154
HD Hyundai Co. Ltd.	56,070	3,235,166
HD Hyundai Electric Co. Ltd.	29,597	6,927,283
HD Hyundai Heavy Industries Co. Ltd.(b)	29,699	3,910,564
HD Hyundai Infracore Co. Ltd.	159,817	764,897
HD Hyundai Mipo(b)	35,310	2,792,948
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	51,480	6,811,364
HDC Hyundai Development Co-Engineering & Construction, Class E	74,069	1,061,741
HL Mando Co. Ltd.	53,225	1,390,358
HLB Inc.(b)	144,415	6,851,584
HLB Life Science Co. Ltd.(a)(b)	125,768	801,282
HMM Co. Ltd.	333,130	4,115,642
Hotel Shilla Co. Ltd.	40,114	1,288,212
HPSP Co. Ltd.	71,112	1,553,936
HS Hyosung Advanced Materials Corp.	5,673	1,088,273
Hugel Inc.(b)	14,494	2,850,982
HYBE Co. Ltd.	24,983	3,346,529
Hyosung Corp.	9,684	348,262
Hyosung Heavy Industries Corp.	5,204	1,496,662
Hyosung TNC Corp.	3,715	826,705
Hyundai Bioscience Co. Ltd.(b)	69,521	870,450
Hyundai Department Store Co. Ltd.	21,210	721,074
Hyundai Elevator Co. Ltd.	62,127	2,123,727
Hyundai Engineering & Construction Co. Ltd.	85,230	1,716,548
Hyundai Glovis Co. Ltd.	44,588	3,922,953
Hyundai Home Shopping Network Corp.	7,711	265,690
Hyundai Marine & Fire Insurance Co. Ltd.	97,382	2,136,730
Hyundai Mobis Co. Ltd.	76,181	13,692,220
Hyundai Motor Co.	169,445	26,099,675
Hyundai Rotem Co. Ltd.	104,733	4,699,984
Hyundai Steel Co.	101,940	1,863,369
Hyundai Wia Corp.	17,876	536,918
Industrial Bank of Korea	336,520	3,427,670
ISC Co. Ltd.	13,869	642,706
ISU Specialty Chemical, NVS(b)	25,403	739,638
IsuPetasys Co. Ltd.	68,792	1,752,510
JB Financial Group Co. Ltd.	290,904	3,773,922
Jusung Engineering Co. Ltd.	68,080	1,496,892

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
JW Pharmaceutical Corp.	42,544	$827,609
JYP Entertainment Corp.	45,437	1,598,187
Kakao Corp.	386,918	10,298,073
Kakao Games Corp.(b)	57,672	737,273
KakaoBank Corp.	193,518	3,017,011
Kangwon Land Inc.	111,586	1,439,320
KB Financial Group Inc.	470,123	30,590,342
KCC Corp.	8,199	1,554,137
KEPCO Engineering & Construction Co. Inc.	28,957	1,430,572
KEPCO Plant Service & Engineering Co. Ltd.(a)	26,600	859,449
KG Mobility Co.(b)	88,242	286,808
Kia Corp.	300,901	19,898,255
KIWOOM Securities Co. Ltd.	22,459	2,175,048
Koh Young Technology Inc.	90,946	714,741
Kolmar Korea Co. Ltd.	45,708	2,324,113
Kolon Industries Inc.	24,923	584,238
Korea Aerospace Industries Ltd.	87,951	3,709,380
Korea Electric Power Corp.(b)	298,271	4,986,676
Korea Gas Corp.(b)	49,309	1,394,557
Korea Investment Holdings Co. Ltd.	49,151	2,727,828
Korea Zinc Co. Ltd.	9,268	6,678,388
Korean Air Lines Co. Ltd.	198,374	3,424,301
Korean Reinsurance Co.	313,010	2,134,474
Krafton Inc.(b)	34,996	8,366,495
KT Corp.	75,544	2,408,729
KT&G Corp.	128,145	10,179,091
Kum Yang Co. Ltd.(b)	47,845	1,424,632
Kumho Petrochemical Co. Ltd.	23,277	2,396,944
Kumho Tire Co. Inc.(b)	246,156	789,071
L&F Co. Ltd.(b)	29,933	2,535,534
Lake Materials Co. Ltd.(b)	94,427	1,003,464
LEENO Industrial Inc.	13,828	1,801,723
LG Chem Ltd.	59,607	13,402,291
LG Corp.	109,844	6,002,495
LG Display Co. Ltd.(a)(b)	328,697	2,510,636
LG Electronics Inc.	132,972	8,563,153
LG Energy Solution Ltd.(b)	58,956	17,301,834
LG H&H Co. Ltd.	10,400	2,489,732
LG Innotek Co. Ltd.	17,957	2,279,468
LG Uplus Corp.	258,909	1,876,505
LIG Nex1 Co. Ltd.	21,031	3,743,186
LigaChem Biosciences Inc.(b)	42,676	3,961,529
Lotte Chemical Corp.	22,345	1,535,990
Lotte Chilsung Beverage Co. Ltd.	4,748	419,563
Lotte Energy Materials Corp.	34,126	926,213
Lotte Fine Chemical Co. Ltd.	41,563	1,391,300
Lotte Shopping Co. Ltd.	12,216	582,068
Lotte Wellfood Co. Ltd.	6,530	616,981
LS Corp.	24,106	1,810,989
LS Electric Co. Ltd.	20,089	2,105,442
Lunit Inc.(b)	37,214	1,061,177
LX Holdings Corp.	137,385	708,470
LX International Corp.	40,808	896,115
LX Semicon Co. Ltd.	16,941	748,402
Medytox Inc.	8,402	1,039,649
Meritz Financial Group Inc.	124,061	9,181,673
Mirae Asset Securities Co. Ltd.	325,094	2,119,603
Naturecell Co. Ltd.(b)	78,308	1,234,913
NAVER Corp.	159,511	19,511,669
NCSoft Corp.	19,352	3,038,106
Netmarble Corp.(b)(c)	31,468	1,315,347
Nexen Tire Corp.	48,963	238,671
Security	Shares	Value
South Korea (continued)
Nexon Games Co. Ltd.(b)	73,258	$752,123
NH Investment & Securities Co. Ltd.	233,072	2,244,344
NHN Corp.	36,496	443,856
NongShim Co. Ltd.	5,696	1,541,584
OCI Co. Ltd.	9,539	495,641
OCI Holdings Co. Ltd.	21,137	1,047,270
Orion Corp./Republic of Korea	29,467	2,123,716
Oscotec Inc.(b)	56,282	1,144,349
Pan Ocean Co. Ltd.	354,924	909,623
Paradise Co. Ltd.	57,062	435,632
Pearl Abyss Corp.(b)	45,056	1,256,691
PI Advanced Materials Co. Ltd.(b)	26,582	394,813
Poongsan Corp.	31,668	1,583,946
Posco DX Co. Ltd.	72,340	1,413,258
POSCO Future M Co. Ltd.	37,360	6,000,131
POSCO Holdings Inc.	87,095	20,985,669
Posco International Corp.	65,133	2,444,169
Rainbow Robotics(b)	14,777	1,295,189
S-1 Corp.	20,485	958,148
Sam Chun Dang Pharm Co. Ltd.(b)	22,962	2,226,904
Samsung Biologics Co. Ltd.(b)(c)	21,957	15,880,180
Samsung C&T Corp.	106,112	8,959,711
Samsung E&A Co. Ltd.(b)	188,255	2,422,826
Samsung Electro-Mechanics Co. Ltd.	70,366	5,982,870
Samsung Electronics Co. Ltd.	5,833,958	247,715,606
Samsung Fire & Marine Insurance Co. Ltd.	38,359	9,299,782
Samsung Heavy Industries Co. Ltd.(b)	785,175	5,415,976
Samsung Life Insurance Co. Ltd.	91,001	6,658,947
Samsung SDI Co. Ltd.	66,409	15,570,581
Samsung SDS Co. Ltd.	43,333	4,469,058
Samsung Securities Co. Ltd.	82,666	2,727,921
Samyang Foods Co. Ltd.	5,354	1,996,179
SD Biosensor Inc.(a)(b)	56,710	372,034
Seah Besteel Holdings Corp.	26,113	373,764
Seegene Inc.	56,570	981,559
Seojin System Co. Ltd.(b)	73,713	1,507,931
Seoul Semiconductor Co. Ltd.	120,651	816,964
SFA Engineering Corp.	40,481	614,892
Shin Poong Pharmaceutical Co. Ltd.(b)	56,311	496,026
Shinhan Financial Group Co. Ltd.	531,087	19,783,094
Shinsegae Inc.(a)	8,694	965,722
Shinsegae International Inc.	18,754	177,336
Shinsung Delta Tech Co. Ltd.	27,147	868,781
Silicon2 Co. Ltd.(b)	37,179	1,011,962
SK Biopharmaceuticals Co. Ltd.(b)	39,838	3,383,620
SK Bioscience Co. Ltd.(b)	38,810	1,515,160
SK Chemicals Co. Ltd.	20,766	749,124
SK Hynix Inc.	663,740	86,892,739
SK IE Technology Co. Ltd.(b)(c)	38,456	949,223
SK Inc.	46,328	4,957,592
SK Innovation Co. Ltd.(b)	70,064	5,920,486
SK Networks Co. Ltd.	167,542	635,136
SK Square Co. Ltd.(b)	115,123	6,952,258
SK Telecom Co. Ltd.	26,733	1,097,102
SKC Co. Ltd.(b)	29,333	3,165,315
SM Entertainment Co. Ltd.	22,425	1,146,892
S-Oil Corp.	54,967	2,280,077
SOLUM Co. Ltd.(b)	104,918	1,448,517
Solus Advanced Materials Co. Ltd.	57,717	518,919
Soop Co. Ltd.	15,867	1,099,176
Soulbrain Co. Ltd.	9,556	1,392,416
Synopex Inc.(b)	96,528	498,442

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Taihan Electric Wire Co. Ltd.(b)	125,982	$1,063,606
TCC Steel	22,146	692,938
TechWing Inc.	38,079	1,193,806
TKG Huchems Co. Ltd.	39,610	570,319
Tongyang Life Insurance Co. Ltd.	107,258	473,383
Webzen Inc.	34,492	423,635
Wemade Co. Ltd.(b)	35,162	979,393
Woori Financial Group Inc.	735,817	8,191,860
YG Entertainment Inc.	18,444	508,330
Youngone Corp.	21,168	645,458
Youngone Holdings Co. Ltd.	15,947	1,019,988
Yuhan Corp.	77,029	7,689,319
		1,108,830,428
Spain — 1.7%
Acciona SA	33,795	4,336,921
Acerinox SA	232,910	2,134,177
ACS Actividades de Construccion y Servicios SA	242,126	11,611,255
Aena SME SA(c)	89,408	19,814,608
Almirall SA	136,557	1,333,662
Amadeus IT Group SA	536,770	38,912,206
Atresmedia Corp. de Medios de Comunicacion SA	138,677	657,556
Banco Bilbao Vizcaya Argentaria SA	7,019,824	69,880,048
Banco de Sabadell SA	6,774,243	13,212,371
Banco Santander SA	18,799,426	91,842,534
Bankinter SA	820,891	6,697,164
CaixaBank SA	4,633,551	28,235,741
Cellnex Telecom SA(c)	644,606	23,673,642
CIE Automotive SA	112,276	3,012,775
Construcciones y Auxiliar de Ferrocarriles SA	44,743	1,766,692
Enagas SA	287,409	4,076,984
Ence Energia y Celulosa SA	277,571	868,201
Endesa SA	320,975	6,926,981
Faes Farma SA	796,805	3,068,205
Ferrovial SE	620,624	24,907,393
Fluidra SA	138,303	3,738,158
Gestamp Automocion SA(c)	202,590	594,964
Global Dominion Access SA(a)(c)	253,546	719,824
Grifols SA(a)(b)	328,489	3,687,370
Iberdrola SA	7,348,212	109,154,250
Indra Sistemas SA	182,219	3,212,426
Industria de Diseno Textil SA	1,315,658	75,011,773
Inmobiliaria Colonial SOCIMI SA	371,948	2,254,371
Laboratorios Farmaceuticos Rovi SA	29,439	2,500,844
Lar Espana Real Estate SOCIMI SA	82,120	734,260
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	866,779	1,093,693
Logista Integral SA	67,449	2,066,473
Mapfre SA	810,763	2,317,655
Melia Hotels International SA	186,435	1,387,670
Merlin Properties SOCIMI SA	435,146	4,855,486
Neinor Homes SA(c)	57,545	943,926
Pharma Mar SA	27,623	2,127,719
Prosegur Cia. de Seguridad SA	370,157	759,376
Redeia Corp. SA	286,554	5,305,736
Repsol SA	1,415,832	17,723,905
Sacyr SA	745,396	2,482,186
Solaria Energia y Medio Ambiente SA(a)(b)	122,713	1,287,141
Talgo SA(b)(c)	192,819	734,086
Tecnicas Reunidas SA(b)	102,250	1,236,721
Telefonica SA	5,179,647	24,306,275
Unicaja Banco SA(c)	1,807,023	2,271,610
Vidrala SA	10,326	1,116,553
Security	Shares	Value
Spain (continued)
Viscofan SA	49,976	$3,342,218
		633,935,785
Sweden — 2.2%
AAK AB	212,883	6,111,170
AddLife AB, Class B	173,366	2,203,123
AddTech AB, Class B	332,582	9,259,497
AFRY AB	145,300	2,186,244
Alfa Laval AB	360,420	15,955,690
Alimak Group AB(c)	85,139	976,483
Alleima AB, NVS	289,888	1,771,425
Arjo AB, Class B	372,968	1,230,158
Assa Abloy AB, Class B	1,275,905	39,964,827
Atlas Copco AB, Class A	3,338,294	55,093,231
Atlas Copco AB, Class B	1,831,398	26,627,978
Attendo AB(c)	121,070	538,617
Avanza Bank Holding AB	162,504	3,384,947
Axfood AB	125,462	2,801,377
Beijer Ref AB, Class B	490,360	7,386,590
Betsson AB, Class B	206,815	2,750,921
Bilia AB, Class A	114,053	1,344,682
Billerud Aktiebolag	295,321	2,622,186
BioArctic AB, Class B(b)(c)	52,857	731,410
BioGaia AB, Class B	181,532	1,797,507
Biotage AB	112,653	1,690,659
Boliden AB	327,623	10,249,402
BoneSupport Holding AB(b)(c)	77,417	2,437,619
Bravida Holding AB(c)	283,288	2,103,068
Bufab AB	50,211	1,799,284
Bure Equity AB	61,025	2,185,672
Camurus AB(b)	58,789	3,305,952
Castellum AB(b)	508,831	6,371,946
Catena AB	32,359	1,483,283
Clas Ohlson AB, Class B	86,721	1,436,328
Cloetta AB, Class B	539,566	1,355,176
Corem Property Group AB, Class B	996,809	673,187
Dios Fastigheter AB	134,762	1,005,152
Dometic Group AB(c)	415,449	2,256,060
Electrolux AB, Class B(b)	314,298	2,637,795
Electrolux Professional AB, Class B	451,186	3,110,427
Elekta AB, Class B	416,672	2,510,067
Embracer Group AB, Class B(b)	979,709	2,832,865
Epiroc AB, Class A	779,120	15,216,443
Epiroc AB, Class B	499,621	8,606,983
EQT AB	468,153	13,582,525
Essity AB, Class B	748,761	21,139,073
Evolution AB(c)	215,610	20,385,238
Fabege AB	292,753	2,334,656
Fastighets AB Balder, Class B(b)	809,480	6,297,375
Fortnox AB	706,303	4,312,165
Getinge AB, Class B	298,608	5,282,571
Granges AB	132,604	1,566,724
H & M Hennes & Mauritz AB, Class B	716,028	10,674,037
Hemnet Group AB	104,830	3,290,158
Hexagon AB, Class B	2,444,491	22,853,840
Hexatronic Group AB(a)(b)	287,313	1,176,809
Hexpol AB	362,165	3,443,843
HMS Networks AB	64,625	2,404,539
Holmen AB, Class B	120,807	4,774,053
Hufvudstaden AB, Class A	156,928	1,854,735
Husqvarna AB, Class B	410,375	2,650,306
Industrivarden AB, Class A	161,590	5,573,359
Industrivarden AB, Class C	209,484	7,200,376

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Indutrade AB	350,721	$9,543,382
Instalco AB	376,512	1,147,448
Investment AB Latour, Class B	163,362	4,509,068
Investor AB, Class B	2,123,467	60,102,725
INVISIO AB	82,698	2,091,104
JM AB	138,966	2,355,120
Kinnevik AB, Class B	286,213	2,036,893
L E Lundbergforetagen AB, Class B	74,423	3,684,671
Lifco AB, Class B	321,849	9,603,301
Lindab International AB	154,663	3,242,466
Loomis AB, Class B	89,662	2,809,033
Medicover AB, Class B	47,149	813,232
MEKO AB	85,725	1,153,776
Millicom International Cellular SA, SDR(b)	182,577	5,065,419
MIPS AB	47,020	2,306,241
Modern Times Group MTG AB, Class B(b)	136,345	972,563
Munters Group AB(c)	186,576	3,022,450
Mycronic AB	113,320	4,414,649
NCC AB, Class B	151,528	2,255,450
New Wave Group AB, Class B	83,612	888,720
Nibe Industrier AB, Class B(a)	1,944,114	9,426,118
Nolato AB, Class B	361,014	1,896,530
Nordnet AB publ	192,090	3,996,963
Nyfosa AB	327,690	3,314,995
Pandox AB, Class B	110,512	1,920,947
Paradox Interactive AB	52,148	983,781
Peab AB, Class B	229,388	1,748,511
Platzer Fastigheter Holding AB, Class B	97,402	824,194
Ratos AB, Class B	376,373	1,202,915
Saab AB, Class B	403,771	8,292,969
Sagax AB, Class B	259,941	6,264,281
Samhallsbyggnadsbolaget i Norden AB(a)	1,677,102	891,484
Sandvik AB	1,252,150	24,646,807
Scandic Hotels Group AB(b)(c)	411,652	2,659,956
Sectra AB, Class B	155,812	4,138,588
Securitas AB, Class B	553,303	6,508,991
Sinch AB(b)(c)	866,197	2,586,706
Skandinaviska Enskilda Banken AB, Class A	1,902,673	26,871,937
Skanska AB, Class B	388,556	7,910,244
SKF AB, Class B	378,660	7,182,395
SSAB AB, Class A	233,980	1,125,780
SSAB AB, Class B	829,848	3,914,543
Stillfront Group AB(b)	681,624	474,139
Storskogen Group AB, Class B	1,902,116	1,578,999
Svenska Cellulosa AB SCA, Class B	771,510	10,214,218
Svenska Handelsbanken AB, Class A	1,777,912	18,473,643
Sweco AB, Class B	243,163	4,110,472
Swedbank AB, Class A	1,015,675	20,608,576
Swedish Orphan Biovitrum AB(b)	223,817	6,995,233
Tele2 AB, Class B	655,648	6,870,595
Telefonaktiebolaget LM Ericsson, Class B	3,288,881	27,574,331
Telia Co. AB	2,641,518	7,682,403
Thule Group AB(c)	165,484	5,539,132
Trelleborg AB, Class B	273,164	9,086,835
Truecaller AB, Class B	404,909	1,812,042
Vitec Software Group AB, Class B	43,624	1,906,353
Vitrolife AB	99,537	2,214,418
Volvo AB, Class A	247,250	6,487,585
Volvo AB, Class B	1,889,426	49,213,530
Volvo Car AB, Class B(a)(b)	1,031,287	2,228,319
Wallenstam AB, Class B	489,955	2,317,342
Wihlborgs Fastigheter AB	382,516	4,020,953
Security	Shares	Value
Sweden (continued)
Yubico AB(b)	57,837	$1,403,180
		839,941,457
Switzerland — 5.7%
ABB Ltd., Registered	1,959,021	108,864,951
Accelleron Industries AG, NVS	130,114	6,976,372
Adecco Group AG, Registered	188,116	5,884,590
Alcon AG	611,430	56,161,536
Allreal Holding AG, Registered	17,598	3,131,200
ALSO Holding AG, Registered	9,279	2,467,917
Aryzta AG(b)	2,013,586	3,560,959
Autoneum Holding AG(a)	5,669	758,886
Avolta AG, Registered	106,759	4,244,575
Bachem Holding AG	38,260	3,027,904
Baloise Holding AG, Registered	56,074	10,731,403
Banque Cantonale Vaudoise, Registered	39,877	3,973,627
Barry Callebaut AG, Registered	4,455	7,813,565
Basilea Pharmaceutica Ag Allschwil, Registered(b)	29,738	1,475,996
Belimo Holding AG, Registered	13,342	8,838,173
BKW AG	30,265	5,317,558
Bossard Holding AG, Class A, Registered	8,314	1,997,606
Bucher Industries AG, Registered	7,063	2,750,892
Burckhardt Compression Holding AG	5,753	4,229,495
Bystronic AG, Registered(a)	1,498	571,996
Cembra Money Bank AG	39,756	3,580,160
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	1,258	14,839,633
Chocoladefabriken Lindt & Spruengli AG, Registered	124	14,442,185
Cie Financiere Richemont SA, Class A, Registered	657,674	95,757,574
Clariant AG, Registered	242,392	3,368,663
Comet Holding AG, Registered	11,438	3,794,694
COSMO Pharmaceuticals NV	19,032	1,473,205
Daetwyler Holding AG, Bearer	10,471	1,763,052
DKSH Holding AG	43,781	3,128,120
DocMorris AG(a)(b)	17,772	698,646
dormakaba Holding AG	5,775	4,403,621
EFG International AG	229,368	3,134,427
Emmi AG, Registered	1,546	1,469,397
EMS-Chemie Holding AG, Registered	8,606	6,618,525
Flughafen Zurich AG, Registered	22,408	5,282,521
Forbo Holding AG, Registered	1,513	1,487,461
Galderma Group AG(b)	61,908	5,793,278
Galenica AG(c)	61,388	5,342,740
Geberit AG, Registered	43,122	27,015,424
Georg Fischer AG	99,728	7,236,241
Givaudan SA, Registered	11,385	54,049,699
Helvetia Holding AG, Registered	44,695	7,549,480
Holcim AG	639,153	62,765,255
Huber + Suhner AG, Registered	32,205	3,048,083
Implenia AG, Registered	18,572	656,446
Inficon Holding AG, Registered	2,350	2,815,658
Interroll Holding AG, Registered	775	2,038,079
Julius Baer Group Ltd.	246,236	15,013,394
Kardex Holding AG, Registered	10,394	3,170,789
Komax Holding AG, Registered(a)	6,287	799,290
Kuehne + Nagel International AG, Registered	57,203	14,280,092
Landis+Gyr Group AG	34,734	2,797,991
LEM Holding SA, Registered	842	1,123,252
Leonteq AG	15,913	465,292
Logitech International SA, Registered	193,091	15,810,628
Lonza Group AG, Registered	87,956	54,121,790
Medmix AG(c)	36,563	420,016

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Mobilezone Holding AG, Registered	51,469	$821,141
Mobimo Holding AG, Registered	11,989	3,713,806
Nestle SA, Registered	3,200,765	302,448,623
Novartis AG, Registered	2,407,827	261,264,278
OC Oerlikon Corp. AG Pfaffikon, Registered	299,011	1,369,126
Partners Group Holding AG	27,571	37,932,970
PSP Swiss Property AG, Registered	56,884	8,078,089
Roche Holding AG, Bearer	36,558	12,424,691
Roche Holding AG, NVS	857,449	265,726,376
Sandoz Group AG	507,054	23,115,712
Schindler Holding AG, Participation Certificates, NVS	51,411	14,962,044
Schindler Holding AG, Registered	27,809	7,928,130
Schweiter Technologies AG, NVS	1,583	722,964
Sensirion Holding AG(a)(b)(c)	15,377	1,121,824
SFS Group AG	22,006	3,148,811
SGS SA	191,984	20,324,719
Siegfried Holding AG, Registered	5,195	6,785,936
SIG Group AG	383,133	8,268,071
Sika AG, Registered	187,280	52,160,688
Softwareone Holding AG	137,704	1,243,809
Sonova Holding AG, Registered	63,344	23,179,946
Stadler Rail AG	66,160	1,890,293
Straumann Holding AG	138,744	18,291,917
Sulzer AG, Registered	29,738	4,584,522
Swatch Group AG (The), Bearer	30,907	6,342,209
Swatch Group AG (The), Registered	66,422	2,691,225
Swiss Life Holding AG, Registered	37,331	30,398,619
Swiss Prime Site AG, Registered	90,369	9,803,376
Swiss Re AG	366,392	46,783,612
Swisscom AG, Registered	30,219	18,411,864
Swissquote Group Holding SA, Registered	14,300	4,864,429
Tecan Group AG, Registered	14,958	3,779,471
Temenos AG, Registered	80,185	5,554,027
UBS Group AG, Registered	4,019,202	122,939,284
Valiant Holding AG, Registered	24,670	2,875,192
VAT Group AG(c)	34,331	14,295,218
Vontobel Holding AG, Registered	40,341	2,626,269
Ypsomed Holding AG, Registered	8,401	3,726,177
Zurich Insurance Group AG	176,358	103,981,514
		2,154,914,974
Taiwan — 5.7%
AcBel Polytech Inc.	1,553,000	1,531,627
Accton Technology Corp.	595,000	9,998,189
Acer Inc.	3,433,148	4,254,263
Acter Group Corp. Ltd.	255,000	2,787,977
ADATA Technology Co. Ltd.	521,000	1,359,844
Advanced Ceramic X Corp.	114,000	566,738
Advanced Energy Solution Holding Co. Ltd.	68,000	1,081,154
Advanced Wireless Semiconductor Co.	416,631	1,177,048
Advantech Co. Ltd.	495,756	4,858,439
Airoha Technology Corp., NVS	56,000	1,062,216
Airtac International Group	155,185	4,295,510
Alchip Technologies Ltd.	97,000	6,008,499
Allis Electric Co. Ltd.	294,709	1,008,484
Ambassador Hotel (The)	94,000	170,004
Andes Technology Corp.(b)	128,000	1,537,073
AP Memory Technology Corp.	206,000	1,896,523
Ardentec Corp.	671,000	1,122,803
ASE Technology Holding Co. Ltd.	4,263,958	20,107,960
Asia Cement Corp.	2,363,329	3,434,190
Asia Optical Co. Inc.	570,000	1,785,577
Security	Shares	Value
Taiwan (continued)
Asia Vital Components Co. Ltd.	412,709	$7,906,145
ASMedia Technology Inc.	51,000	2,515,645
ASPEED Technology Inc.	39,600	5,021,561
Asustek Computer Inc.	853,000	15,062,190
AUO Corp.	7,105,400	3,660,661
AURAS Technology Co. Ltd.	101,000	2,029,439
BES Engineering Corp.	3,890,000	1,308,926
Bizlink Holding Inc.	246,443	3,552,605
Bora Pharmaceuticals Co. Ltd.	98,336	2,204,258
Brighton-Best International Taiwan Inc.	950,000	992,636
Capital Securities Corp.	4,055,450	2,781,544
Career Technology MFG. Co. Ltd.(b)	1,144,215	687,295
Catcher Technology Co. Ltd.	616,000	4,483,348
Cathay Financial Holding Co. Ltd.	11,692,254	24,693,387
Center Laboratories Inc.	926,518	1,413,277
Century Iron & Steel Industrial Co. Ltd.	298,000	1,895,077
Chailease Holding Co. Ltd.	1,726,732	8,085,911
Chang Hwa Commercial Bank Ltd.	5,882,234	3,232,271
Chenbro Micom Co. Ltd.	139,000	1,196,294
Cheng Loong Corp.	1,613,000	1,193,386
Cheng Shin Rubber Industry Co. Ltd.	1,868,500	2,683,641
Cheng Uei Precision Industry Co. Ltd.	709,000	1,404,209
Chicony Electronics Co. Ltd.	758,137	3,823,355
China Airlines Ltd.	3,795,000	2,646,552
China Bills Finance Corp.	1,992,000	922,514
China Man-Made Fiber Corp.(b)	3,530,135	847,200
China Motor Corp.	355,000	752,986
China Petrochemical Development Corp.(b)	7,526,587	1,867,433
China Steel Chemical Corp.	457,000	1,378,783
China Steel Corp.	13,657,575	9,552,150
Chin-Poon Industrial Co. Ltd.	918,000	1,078,135
Chipbond Technology Corp.	1,061,000	2,071,700
ChipMOS Technologies Inc.	1,633,000	1,795,053
Chlitina Holding Ltd.	133,924	587,356
Chroma ATE Inc.	460,000	5,814,331
Chung-Hsin Electric & Machinery Manufacturing Corp.	674,000	3,280,194
Chunghwa Precision Test Tech Co. Ltd.	41,000	744,247
Chunghwa Telecom Co. Ltd.	4,681,000	17,768,778
Compal Electronics Inc.	4,448,000	4,882,780
Compeq Manufacturing Co. Ltd.	1,407,000	2,664,835
Coretronic Corp.	597,000	1,268,786
CTBC Financial Holding Co. Ltd.	20,815,980	23,076,051
CTCI Corp.	1,060,000	1,443,027
Cub Elecparts Inc.	186,016	557,547
Darfon Electronics Corp.	471,000	706,174
Delta Electronics Inc.	2,329,000	28,765,188
E Ink Holdings Inc.	1,094,000	10,238,972
E.Sun Financial Holding Co. Ltd.	19,025,780	16,178,216
Eclat Textile Co. Ltd.	188,365	3,148,539
EirGenix Inc.(b)	321,000	923,584
Elan Microelectronics Corp.	581,000	2,610,351
Elite Material Co. Ltd.	361,000	4,606,129
Elite Semiconductor Microelectronics Technology Inc.	670,000	1,388,550
eMemory Technology Inc.	74,000	7,195,380
Ennoconn Corp.	220,273	1,976,255
Ennostar Inc.	1,181,500	1,704,859
Episil Technologies Inc.(b)	529,350	899,051
Eternal Materials Co. Ltd.	1,755,253	1,693,216
Eva Airways Corp.	2,694,332	3,111,689
Evergreen Marine Corp. Taiwan Ltd.	1,268,590	8,037,924

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Everlight Electronics Co. Ltd.	1,052,000	$2,733,268
Far Eastern Department Stores Ltd.	1,094,702	870,100
Far Eastern International Bank	6,674,919	2,729,342
Far Eastern New Century Corp.	2,426,071	2,799,506
Far EasTone Telecommunications Co. Ltd.	2,113,000	5,834,809
Faraday Technology Corp.	337,968	2,401,341
Feng Hsin Steel Co. Ltd.	725,000	1,885,775
Feng TAY Enterprise Co. Ltd.	467,564	2,055,395
First Financial Holding Co. Ltd.	14,403,478	12,128,533
Fitipower Integrated Technology Inc.	176,250	1,342,130
FLEXium Interconnect Inc.	476,987	1,110,957
Formosa Chemicals & Fibre Corp.	4,548,660	5,426,485
Formosa Plastics Corp.	4,348,040	6,376,404
Fortune Electric Co. Ltd.	183,700	3,074,867
Fositek Corp.	83,000	2,136,354
Foxconn Technology Co. Ltd.	1,274,287	3,151,820
Fubon Financial Holding Co. Ltd.	9,752,892	27,244,289
Fulgent Sun International Holding Co. Ltd.	250,824	835,722
General Interface Solution Holding Ltd.(b)	347,000	610,082
Genius Electronic Optical Co. Ltd.	141,281	1,947,081
Getac Holdings Corp.	707,000	2,425,950
Giant Manufacturing Co. Ltd.	409,189	2,307,024
Gigabyte Technology Co. Ltd.	649,000	5,115,225
Global Unichip Corp.	111,000	4,149,525
Globalwafers Co. Ltd.	292,000	3,800,994
Gloria Material Technology Corp.	1,163,000	1,653,736
Gold Circuit Electronics Ltd.	444,000	2,550,590
Goldsun Building Materials Co. Ltd.	1,912,056	3,165,506
Gourmet Master Co. Ltd.	129,000	353,914
Grand Pacific Petrochemical(b)	2,283,189	855,356
Grand Process Technology Corp.	29,000	1,406,920
Grape King Bio Ltd.	210,000	982,915
Great Wall Enterprise Co. Ltd.	1,626,195	2,589,870
Gudeng Precision Industrial Co. Ltd.	132,000	2,184,825
HannStar Display Corp.(b)	3,910,000	1,098,011
Highwealth Construction Corp.	2,496,920	3,136,409
Hiwin Technologies Corp.	539,879	3,931,933
Holy Stone Enterprise Co. Ltd.	381,550	1,057,921
Hon Hai Precision Industry Co. Ltd.	15,142,769	97,060,970
Hota Industrial Manufacturing Co. Ltd.	367,194	630,083
Hotai Motor Co. Ltd.	364,600	7,337,596
HTC Corp.(b)	1,383,000	1,875,011
Hua Nan Financial Holdings Co. Ltd.	11,843,389	9,339,063
Huaku Development Co. Ltd.	624,800	2,274,975
IBF Financial Holdings Co. Ltd.	6,312,418	2,881,991
Innolux Corp.	8,619,465	4,155,426
International CSRC Investment Holdings Co.(b)	1,872,921	869,643
International Games System Co. Ltd.	374,000	11,800,543
Inventec Corp.	3,083,000	4,263,906
ITEQ Corp.	460,101	1,085,900
Jentech Precision Industrial Co. Ltd.	147,993	6,645,892
Jinan Acetate Chemical Co. Ltd.	94,083	2,467,610
Kaori Heat Treatment Co. Ltd.	127,000	1,239,268
Kenda Rubber Industrial Co. Ltd.	1,094,968	1,012,199
Kenmec Mechanical Engineering Co. Ltd.	430,128	1,160,515
KGI Financial Holding Co. Ltd.	20,228,340	10,423,142
King Slide Works Co. Ltd.	73,000	2,742,464
King Yuan Electronics Co. Ltd.	1,648,000	6,211,143
King's Town Bank Co. Ltd.	1,352,000	2,073,965
Kinik Co.	203,000	1,903,357
Kinsus Interconnect Technology Corp.	389,000	1,273,604
L&K Engineering Co. Ltd.	227,000	1,570,317
Security	Shares	Value
Taiwan (continued)
LandMark Optoelectronics Corp.	150,000	$1,476,814
Largan Precision Co. Ltd.	119,000	8,334,840
Lien Hwa Industrial Holdings Corp.	1,554,120	2,885,875
Lite-On Technology Corp.	2,475,074	7,758,849
Lotes Co. Ltd.	108,841	5,535,481
Lotus Pharmaceutical Co. Ltd.	196,000	1,521,215
M31 Technology Corp.	52,801	1,197,108
Macronix International Co. Ltd.	2,169,525	1,615,561
Makalot Industrial Co. Ltd.	305,863	3,281,441
MediaTek Inc.	1,847,970	71,938,082
Medigen Vaccine Biologics Corp.(b)	450,595	579,927
Mega Financial Holding Co. Ltd.	13,703,087	16,695,782
Merida Industry Co. Ltd.	326,350	1,777,550
Merry Electronics Co. Ltd.	412,834	1,347,887
Microbio Co. Ltd.(b)	710,643	836,900
Micro-Star International Co. Ltd.	804,000	4,397,996
Mitac Holdings Corp.	1,670,198	2,330,562
MPI Corp.	176,000	4,334,838
Nan Kang Rubber Tire Co. Ltd.(b)	907,000	1,335,194
Nan Ya Plastics Corp.	5,645,300	7,273,551
Nan Ya Printed Circuit Board Corp.	282,000	1,138,422
Nanya Technology Corp.(b)	1,140,000	1,476,236
Nien Made Enterprise Co. Ltd.	252,000	3,755,113
Novatek Microelectronics Corp.	694,000	10,723,224
Nuvoton Technology Corp.	549,000	1,702,945
OBI Pharma Inc.(b)	414,864	854,668
Oneness Biotech Co. Ltd.(b)	516,272	2,031,222
Orient Semiconductor Electronics Ltd.	557,000	658,801
Oriental Union Chemical Corp.	1,445,000	791,313
Pan Jit International Inc.	677,000	1,157,038
Parade Technologies Ltd.	106,000	2,307,594
Pegatron Corp.	2,059,000	6,243,229
PharmaEssentia Corp.(b)	316,000	6,179,926
Phihong Technology Co. Ltd.(b)	839,073	977,851
Phison Electronics Corp.	183,000	2,626,305
Pixart Imaging Inc.	302,000	2,250,630
Polaris Group/Tw(b)	498,000	765,103
Pou Chen Corp.	2,233,000	2,610,749
Powerchip Semiconductor Manufacturing Corp.(b)	4,099,000	2,263,290
Powertech Technology Inc.	723,000	2,815,294
President Chain Store Corp.	572,000	5,252,006
Primax Electronics Ltd.	819,000	2,044,158
Prince Housing & Development Corp.	2,790,521	899,549
Qisda Corp.	2,579,000	2,869,506
Quanta Computer Inc.	3,298,000	29,950,251
Quanta Storage Inc.	386,000	1,135,179
Radiant Opto-Electronics Corp.	522,060	3,398,060
Raydium Semiconductor Corp.	111,000	1,164,101
Realtek Semiconductor Corp.	556,020	8,158,182
RichWave Technology Corp.(b)	206,668	1,062,940
Ruentex Development Co. Ltd.	2,288,469	3,285,340
Ruentex Industries Ltd.	1,128,044	2,661,925
Sanyang Motor Co. Ltd.	873,000	1,885,800
Sercomm Corp.	521,000	1,774,875
Shanghai Commercial & Savings Bank Ltd. (The)	4,243,007	5,270,828
Shihlin Electric & Engineering Corp.	364,000	2,277,015
Shin Kong Financial Holding Co. Ltd.(b)	17,092,928	6,048,267
Shin Zu Shing Co. Ltd.	283,984	1,519,248
Shinkong Synthetic Fibers Corp.	3,361,000	1,586,678
Silergy Corp.	406,000	6,298,832
Silicon Integrated Systems Corp.	707,200	1,678,321
Simplo Technology Co. Ltd.	197,200	2,078,808

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Sinbon Electronics Co. Ltd.	280,000	$2,291,986
Sino-American Silicon Products Inc.	562,000	2,720,063
SinoPac Financial Holdings Co. Ltd.	13,171,654	9,350,259
Sitronix Technology Corp.	258,000	1,767,574
Standard Foods Corp.	829,422	971,475
Sunonwealth Electric Machine Industry Co. Ltd.	263,000	776,152
Supreme Electronics Co. Ltd.	864,000	1,756,223
Synnex Technology International Corp.	1,338,600	2,940,195
TA Chen Stainless Pipe	2,676,561	2,695,761
Ta Ya Electric Wire & Cable	1,589,700	2,237,976
Taichung Commercial Bank Co. Ltd.	5,561,194	3,059,865
TaiDoc Technology Corp.	155,000	759,252
TaiMed Biologics Inc.(b)	493,338	1,239,223
Tainan Spinning Co. Ltd.	3,200,816	1,510,066
Taishin Financial Holding Co. Ltd.	13,046,352	6,931,781
Taiwan Business Bank	9,067,214	4,361,634
Taiwan Cooperative Financial Holding Co. Ltd.	12,587,497	9,841,807
Taiwan Fertilizer Co. Ltd.	1,368,000	2,424,559
Taiwan High Speed Rail Corp.	2,303,000	2,088,733
Taiwan Hon Chuan Enterprise Co. Ltd.	660,055	3,136,147
Taiwan Mask Corp.	454,000	766,124
Taiwan Mobile Co. Ltd.	2,182,000	7,690,360
Taiwan Secom Co. Ltd.	600,105	2,540,676
Taiwan Semiconductor Co. Ltd.	484,000	936,572
Taiwan Semiconductor Manufacturing Co. Ltd.	30,097,000	943,826,317
Taiwan Surface Mounting Technology Corp.	417,000	1,370,001
Taiwan Union Technology Corp.	450,000	2,228,280
Tatung Co. Ltd.(b)	1,738,000	2,372,109
TCC Group Holdings Co. Ltd.	7,914,081	7,861,988
TCI Co. Ltd.	156,896	646,708
Teco Electric and Machinery Co. Ltd.	2,016,000	3,081,369
Test Research Inc.	199,000	813,987
Tong Hsing Electronic Industries Ltd.	557,931	2,208,226
Tong Yang Industry Co. Ltd.	474,000	1,567,394
Topco Scientific Co. Ltd.	268,000	2,587,188
Transcend Information Inc.	610,000	1,817,855
Tripod Technology Corp.	507,000	2,992,607
TSRC Corp.	1,592,100	1,201,071
TTY Biopharm Co. Ltd.	518,965	1,183,988
Tung Ho Steel Enterprise Corp.	1,023,540	2,339,810
TXC Corp.	753,000	2,728,714
Unimicron Technology Corp.	1,660,000	8,107,087
Uni-President Enterprises Corp.	6,404,292	17,934,568
Unitech Printed Circuit Board Corp.(b)	1,202,000	1,111,261
United Integrated Services Co. Ltd.	343,000	3,562,647
United Microelectronics Corp.	13,608,000	19,632,890
United Renewable Energy Co. Ltd.(b)	2,851,000	985,824
UPI Semiconductor Corp.(b)	156,000	1,182,620
USI Corp.	2,079,258	902,784
Vanguard International Semiconductor Corp.	1,072,964	3,167,076
Via Technologies Inc.	347,000	1,229,668
VisEra Technologies Co. Ltd.	255,000	2,172,421
Visual Photonics Epitaxy Co. Ltd.	452,000	1,946,617
Voltronic Power Technology Corp.	75,788	4,984,138
Wafer Works Corp.	1,260,580	1,136,860
Waffer Technology Corp.	379,000	826,329
Walsin Lihwa Corp.	3,241,256	2,970,625
Walsin Technology Corp.	607,000	1,865,128
Wan Hai Lines Ltd.	1,076,200	2,849,255
Win Semiconductors Corp.(b)	483,953	1,791,959
Winbond Electronics Corp.(b)	3,492,211	2,067,007
Wisdom Marine Lines Co. Ltd.	706,000	1,602,216
Security	Shares	Value
Taiwan (continued)
Wistron Corp.	3,303,227	$11,102,694
Wistron NeWeb Corp.	578,973	2,163,384
Wiwynn Corp.	133,000	7,561,372
WPG Holdings Ltd.	1,783,360	4,051,913
WT Microelectronics Co. Ltd.	878,000	2,954,703
XinTec Inc.	327,000	2,109,991
Yageo Corp.	471,680	8,022,527
Yang Ming Marine Transport Corp.	2,117,000	4,346,243
YFY Inc.	2,046,000	1,942,497
Yuanta Financial Holding Co. Ltd.	12,109,312	12,145,232
Yulon Finance Corp.	389,000	1,684,620
Yulon Motor Co. Ltd.	976,274	1,726,026
Zhen Ding Technology Holding Ltd.	638,050	2,200,188
		2,153,561,881
Thailand — 0.5%
Advanced Info Service PCL, NVDR	1,519,900	12,371,912
Airports of Thailand PCL, NVDR(a)	6,072,300	11,011,527
Amata Corp. PCL, NVDR	4,117,300	3,565,119
B Grimm Power PCL, NVDR(a)	2,386,400	1,566,214
Bangchak Corp. PCL, NVDR(a)	2,896,700	2,935,513
Bangkok Chain Hospital PCL, NVDR(a)	3,646,800	1,869,600
Bangkok Dusit Medical Services PCL, NVDR	13,210,400	10,768,305
Bangkok Expressway & Metro PCL, NVDR(a)	12,257,900	2,862,645
Banpu PCL, NVDR	14,648,900	2,712,464
Betagro PCL, NVS	538,300	338,117
BTS Group Holdings PCL, NVDR(a)(b)	17,644,611	2,588,597
Bumrungrad Hospital PCL, NVDR	725,500	5,855,239
Central Pattana PCL, NVDR	2,815,900	5,238,992
Central Retail Corp. PCL, NVDR(a)	2,414,674	2,287,917
CH Karnchang PCL, NVDR	2,273,100	1,294,701
Charoen Pokphand Foods PCL, NVDR	4,525,600	3,330,970
CK Power PCL, NVDR	6,916,300	749,345
CP ALL PCL, NVDR	7,390,000	13,851,667
CP Axtra PCL	2,500,985	2,519,884
Delta Electronics Thailand PCL, NVDR	3,797,700	15,435,285
Electricity Generating PCL, NVDR	657,400	2,336,913
Energy Absolute PCL, NVDR(a)	6,348,600	1,479,555
Gulf Energy Development PCL, NVDR	4,165,500	8,214,482
Hana Microelectronics PCL, NVDR	1,046,300	1,177,837
Home Product Center PCL, NVDR(a)	8,079,700	2,283,741
Intouch Holdings PCL, NVDR	2,002,700	6,349,606
IRPC PCL, NVDR	22,107,700	1,007,898
Jasmine International PCL, NVDR	14,615,158	1,001,192
KCE Electronics PCL, NVDR	1,403,500	1,484,850
Kiatnakin Phatra Bank PCL, NVDR	1,250,200	2,017,438
Krung Thai Bank PCL, NVDR	5,418,700	3,291,168
Land & Houses PCL, NVDR	15,583,700	2,679,625
MBK PCL, NVDR	2,250,700	1,325,783
Minor International PCL, NVDR	4,025,500	3,190,719
Muangthai Capital PCL, NVDR	1,761,400	2,638,367
Osotspa PCL, NVDR	2,133,400	1,306,962
PTT Exploration & Production PCL, NVDR	1,666,661	6,259,695
PTT Global Chemical PCL, NVDR	2,912,300	2,244,789
PTT PCL, NVDR	12,452,200	12,371,039
SCB X PCL, NVDR	859,100	2,889,226
Siam Cement PCL (The), NVDR	942,400	5,866,679
Sri Trang Agro-Industry PCL, NVDR	4,143,900	2,544,965
Srisawad Corp. PCL, NVDR	2,332,781	2,944,253
Stecon Group PCL(a)	2,229,600	607,862
Thai Oil PCL, NVDR(a)	2,317,500	2,817,336
Thai Union Group PCL, NVDR	4,205,800	1,868,731
Thanachart Capital PCL, NVDR	1,090,200	1,696,118

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Thailand (continued)
TPI Polene PCL, NVDR(a)	20,301,500	$703,890
True Corp. PCL, NVDR(b)	12,529,785	4,562,899
TTW PCL, NVDR	9,036,100	2,423,372
WHA Corp. PCL, NVDR	19,835,600	3,429,413
		198,170,416
Turkey — 0.2%
Akbank TAS	3,825,418	5,649,092
Alarko Holding A/S	498,076	1,255,183
Anadolu Efes Biracilik Ve Malt Sanayii A/S	354,132	1,978,866
Aselsan Elektronik Sanayi Ve Ticaret A/S	2,303,621	4,096,650
BIM Birlesik Magazalar A/S	587,072	7,992,677
Coca-Cola Icecek A/S	1,157,002	1,718,704
Dogan Sirketler Grubu Holding AS	3,223,140	1,221,100
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(b)	5,596,773	1,644,813
Eregli Demir ve Celik Fabrikalari TAS	2,332,257	3,239,908
Ford Otomotiv Sanayi AS	125,243	3,576,544
Haci Omer Sabanci Holding AS	1,790,876	4,351,100
Hektas Ticaret TAS(b)	7,111,320	736,929
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D(b)	2,088,721	1,503,505
KOC Holding AS	998,148	4,922,343
Kontrolmatik Enerji Ve Muhendislik AS, NVS(a)	531,472	667,750
Koza Altin Isletmeleri AS(b)	1,504,886	883,846
Koza Anadolu Metal Madencilik Isletmeleri AS(b)	498,585	894,877
Migros Ticaret AS	224,582	2,668,047
Oyak Cimento Fabrikalari AS(b)	690,894	1,155,355
Pegasus Hava Tasimaciligi AS(b)	497,231	3,367,746
Petkim Petrokimya Holding AS(b)	2,457,682	1,334,463
Sasa Polyester Sanayi AS(b)	15,534,144	1,745,409
Sok Marketler Ticaret AS	814,057	935,759
TAV Havalimanlari Holding AS(b)	469,442	3,153,846
Tekfen Holding AS(b)	700,554	1,540,041
Tofas Turk Otomobil Fabrikasi AS	243,822	1,338,480
Turk Hava Yollari AO(b)	687,322	5,466,605
Turkcell Iletisim Hizmetleri AS	1,404,531	3,472,944
Turkiye Is Bankasi AS, Class C	11,447,888	3,935,309
Turkiye Petrol Rafinerileri AS	1,142,985	4,823,453
Turkiye Sise ve Cam Fabrikalari AS	2,177,577	2,490,177
Ulker Biskuvi Sanayi AS(b)	466,617	1,710,838
Yapi ve Kredi Bankasi A/S	4,416,021	3,158,457
		88,630,816
United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank PJSC	3,885,776	9,445,241
Abu Dhabi Islamic Bank PJSC	2,183,365	7,489,797
Abu Dhabi National Oil Co. for Distribution PJSC	4,127,754	4,051,011
ADNOC Drilling Co. PJSC	4,190,000	5,783,559
Agility Global PLC	3,769,789	1,282,922
Air Arabia PJSC	2,643,205	2,066,915
Ajman Bank PJSC(b)	1,994,266	944,725
Aldar Properties PJSC	5,629,136	11,668,099
Americana Restaurants International PLC - Foreign Co.	2,802,666	1,720,058
Aramex PJSC(b)	1,013,810	632,062
Dubai Financial Market PJSC	1,931,895	666,860
Dubai Investments PJSC	3,308,123	1,909,373
Dubai Islamic Bank PJSC	3,707,919	6,300,764
Emaar Properties PJSC	8,396,840	19,852,973
Emirates Central Cooling Systems Corp.	3,562,578	1,697,366
Emirates NBD Bank PJSC	2,410,430	12,468,703
Emirates Telecommunications Group Co. PJSC	4,319,797	20,840,120
First Abu Dhabi Bank PJSC	5,511,763	19,697,221
Security	Shares	Value
United Arab Emirates (continued)
Gulf Navigation Holding PJSC(b)	638,288	$1,037,443
Multiply Group PJSC(b)	5,402,513	3,332,412
National Central Cooling Co. PJSC	337,064	297,324
Phoenix Group PLC(b)	3,089,397	1,116,263
Taaleem Holdings PJSC, NVS	542,910	613,408
		134,914,619
United Kingdom — 9.2%
3i Group PLC	1,194,432	48,980,935
4imprint Group PLC	35,095	2,311,730
abrdn PLC	1,927,394	3,283,624
Admiral Group PLC	313,179	10,363,263
AG Barr PLC	190,437	1,529,833
Airtel Africa PLC(c)	1,553,859	2,041,928
AJ Bell PLC	474,378	2,718,949
Anglo American PLC	1,548,318	47,998,505
Antofagasta PLC	498,382	11,132,144
Ashmore Group PLC	588,588	1,609,787
Ashtead Group PLC	535,499	40,059,436
ASOS PLC(a)(b)	87,751	404,400
Associated British Foods PLC	416,900	11,982,421
Assura PLC	3,540,952	1,845,977
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	569,573	840,209
AstraZeneca PLC	1,890,180	268,960,490
Auto Trader Group PLC(c)	1,121,167	12,105,790
Aviva PLC	3,038,834	17,808,486
B&M European Value Retail SA	1,159,547	5,801,205
Babcock International Group PLC	368,836	2,244,812
BAE Systems PLC	3,674,132	59,217,130
Balfour Beatty PLC	818,026	4,691,769
Bank of Georgia Group PLC	50,823	2,726,204
Barclays PLC	18,245,238	55,930,852
Barratt Redrow PLC	1,771,432	10,206,260
Beazley PLC	792,138	7,721,974
Bellway PLC	149,398	5,463,309
Berkeley Group Holdings PLC	132,596	7,566,573
Big Yellow Group PLC	232,402	3,620,025
Bodycote PLC	271,483	1,928,354
boohoo Group PLC(a)(b)	1,381,163	527,515
BP PLC	19,981,514	97,725,981
Breedon Group PLC	415,400	2,356,806
British American Tobacco PLC	2,445,996	85,534,290
British Land Co. PLC (The)	1,039,115	5,347,238
Britvic PLC	304,809	5,029,562
BT Group PLC(a)	7,908,652	14,121,601
Bunzl PLC	410,740	18,082,651
Burberry Group PLC	469,433	4,771,732
Burford Capital Ltd.	252,854	3,423,449
Bytes Technology Group PLC	265,241	1,544,632
C&C Group PLC	710,987	1,351,338
Carnival PLC(b)	169,799	3,390,917
Centamin PLC	1,938,733	3,969,842
Centrica PLC	6,648,525	10,064,407
Close Brothers Group PLC(b)	174,477	512,953
Coats Group PLC	2,163,081	2,654,499
Coca-Cola HBC AG, Class DI	253,425	8,868,119
Compass Group PLC	2,097,294	68,112,595
Computacenter PLC	100,118	2,817,071
ConvaTec Group PLC(c)	1,775,306	4,897,060
Craneware PLC	48,320	1,233,664
Cranswick PLC	57,835	3,780,972
Crest Nicholson Holdings PLC	507,959	1,108,000
Croda International PLC	170,505	8,181,475

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Currys PLC(b)	1,408,222	$1,498,062
CVS Group PLC	130,910	1,606,288
DCC PLC	118,880	7,520,832
Deliveroo PLC(b)(c)	1,277,949	2,270,740
Derwent London PLC	121,965	3,444,166
Diageo PLC	2,691,448	83,116,672
Diploma PLC	166,287	9,141,415
Direct Line Insurance Group PLC	1,540,298	3,256,989
Diversified Energy Co. PLC	78,898	952,543
Domino's Pizza Group PLC	592,527	2,301,272
Dowlais Group PLC	1,691,781	1,070,872
Dr. Martens PLC	802,284	565,875
Drax Group PLC	505,263	4,069,926
DS Smith PLC	1,646,701	11,577,385
Dunelm Group PLC	180,830	2,591,218
easyJet PLC	450,221	2,966,810
Elementis PLC	1,104,788	1,900,376
Endeavour Mining PLC	186,937	4,191,885
Energean PLC	237,410	3,079,653
Entain PLC	751,902	7,231,419
Essentra PLC	421,146	807,744
Evoke PLC(b)	797,884	634,275
Experian PLC	1,135,915	55,439,244
FD Technologies PLC(a)(b)	33,929	763,871
Fevertree Drinks PLC	168,069	1,610,205
Firstgroup PLC	1,469,549	2,525,916
Frasers Group PLC(b)	297,357	2,940,743
Future PLC	161,624	1,829,978
Games Workshop Group PLC	43,709	6,756,461
Gamma Communications PLC	132,810	2,719,481
GB Group PLC	333,907	1,464,754
Genuit Group PLC	416,484	2,518,697
Genus PLC	86,982	2,351,071
Glencore PLC	12,594,801	66,055,178
Grafton Group PLC	298,032	3,849,125
Grainger PLC	907,770	2,667,289
Great Portland Estates PLC	528,489	2,136,379
Greatland Gold PLC(a)(b)	7,563,798	624,201
Greencore Group PLC(b)	821,600	2,203,578
Greggs PLC	120,440	4,270,114
GSK PLC	5,048,236	91,163,953
Haleon PLC	9,306,858	44,729,391
Halfords Group PLC	456,100	985,687
Halma PLC	467,700	14,941,000
Hammerson PLC, NVS	699,268	2,591,404
Harbour Energy PLC	668,575	2,378,845
Hargreaves Lansdown PLC	408,220	5,728,888
Hays PLC	2,110,459	2,104,339
Hikma Pharmaceuticals PLC	189,403	4,536,161
Hill & Smith PLC	118,351	3,095,466
Hiscox Ltd.	384,794	5,368,591
Hochschild Mining PLC(b)	575,737	1,703,772
Howden Joinery Group PLC	738,682	8,036,938
HSBC Holdings PLC	22,519,148	206,681,197
Hunting PLC	280,382	1,083,237
Ibstock PLC(c)	688,798	1,780,783
IG Group Holdings PLC	450,322	5,210,511
IMI PLC	310,065	6,604,160
Imperial Brands PLC	1,069,909	32,287,755
Inchcape PLC	473,139	4,376,151
Indivior PLC, NVS(b)	176,540	1,565,905
Informa PLC	1,790,122	18,701,155
Security	Shares	Value
United Kingdom (continued)
IntegraFin Holdings PLC	414,892	$1,959,125
InterContinental Hotels Group PLC	205,701	22,688,318
Intermediate Capital Group PLC	361,391	9,600,139
International Distributions Services PLC	806,499	3,506,680
International Workplace Group PLC	970,262	2,005,297
Intertek Group PLC	193,519	11,617,244
Investec PLC	793,701	6,089,458
IP Group PLC(b)	1,932,758	1,142,672
ITM Power PLC(a)(b)	839,118	454,441
ITV PLC	4,282,840	4,078,590
J D Wetherspoon PLC	134,447	1,064,448
J Sainsbury PLC	1,843,546	6,346,951
JD Sports Fashion PLC	3,387,071	5,431,121
JET2 PLC	205,709	3,823,200
John Wood Group PLC(b)	855,664	1,395,721
Johnson Matthey PLC	219,437	4,222,570
JTC PLC(c)	221,777	2,939,777
Jupiter Fund Management PLC	648,652	673,306
Just Group PLC	1,673,046	2,890,796
Kainos Group PLC	160,958	1,550,379
Keller Group PLC	127,405	2,670,372
Kingfisher PLC	2,474,710	9,358,866
Lancashire Holdings Ltd.	338,005	2,750,155
Land Securities Group PLC	803,841	6,243,181
Learning Technologies Group PLC	1,006,143	1,167,635
Legal & General Group PLC	7,148,424	20,050,501
Liontrust Asset Management PLC	142,919	893,792
Lloyds Banking Group PLC	76,059,698	52,207,409
London Stock Exchange Group PLC	583,967	79,148,463
LondonMetric Property PLC	2,439,626	6,098,323
M&G PLC	2,982,012	7,470,680
Man Group PLC/Jersey	1,643,060	4,204,911
Marks & Spencer Group PLC	2,472,601	11,996,800
Marshalls PLC	360,683	1,581,282
Melrose Industries PLC	1,691,781	10,361,134
Mitchells & Butlers PLC(b)	478,134	1,546,012
Mitie Group PLC	2,265,359	3,398,345
Mobico Group PLC(b)	674,635	603,282
Mondi PLC, NVS	500,545	8,105,428
MONY Group PLC	734,775	1,779,514
Morgan Advanced Materials PLC	494,197	1,532,927
National Grid PLC	5,850,717	73,462,475
NatWest Group PLC, NVS	8,108,626	38,420,712
NCC Group PLC	520,138	1,035,549
Next PLC	154,408	19,534,862
Ninety One PLC	600,343	1,285,206
NMC Health PLC, NVS(d)	74,553	1
Ocado Group PLC(a)(b)	672,076	3,027,152
OSB Group PLC	591,468	2,677,326
Oxford Instruments PLC	66,359	1,855,032
Oxford Nanopore Technologies PLC(b)	682,933	1,184,418
Pagegroup PLC	432,925	1,995,134
Paragon Banking Group PLC	406,095	3,592,167
Pearson PLC	842,573	12,372,619
Penno Group PLC	314,890	2,210,861
Persimmon PLC	389,669	7,384,724
Pets at Home Group PLC	636,745	2,431,954
Phoenix Group Holdings PLC	784,198	4,981,740
Playtech PLC(b)	360,021	3,370,305
Plus500 Ltd.	152,344	4,600,627
Premier Foods PLC	1,226,645	2,979,920
Primary Health Properties PLC	1,689,755	2,083,128

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Prudential PLC	3,185,316	$26,517,274
QinetiQ Group PLC	742,673	4,383,995
Quilter PLC(c)	1,760,550	3,255,384
Rathbones Group PLC	79,733	1,710,788
Reckitt Benckiser Group PLC	844,797	51,248,803
RELX PLC	2,281,613	104,634,064
Renishaw PLC	49,233	1,999,731
Rentokil Initial PLC	3,063,956	15,368,106
RHI Magnesita NV	57,515	2,381,539
Rightmove PLC	1,039,120	7,912,443
Rio Tinto PLC	1,354,695	87,551,244
Rolls-Royce Holdings PLC(b)	10,418,710	71,893,242
Rotork PLC	975,175	3,784,274
RS Group PLC	577,740	5,179,619
RWS Holdings PLC	493,890	934,891
Safestore Holdings PLC	281,234	2,933,056
Sage Group PLC (The)	1,212,478	15,153,273
Savills PLC	214,535	2,971,031
Schroders PLC	799,554	3,542,692
Segro PLC	1,574,048	15,948,853
Serco Group PLC	1,428,318	3,227,298
Severn Trent PLC	309,780	10,248,204
Shaftesbury Capital PLC	1,935,629	3,396,898
Shell PLC	7,662,188	255,820,022
Sirius Real Estate Ltd.	2,594,307	2,987,291
Smith & Nephew PLC	1,067,997	13,278,218
Smiths Group PLC	468,789	9,250,536
Softcat PLC	152,649	3,336,326
Spectris PLC	134,297	4,372,574
Spirax Group PLC	93,711	7,822,098
Spire Healthcare Group PLC(c)	705,110	1,963,882
Spirent Communications PLC(b)	843,196	1,826,596
SSE PLC	1,302,495	29,597,108
SSP Group PLC	904,343	1,878,432
St. James's Place PLC	622,372	6,529,058
Standard Chartered PLC	2,760,501	32,011,836
Supermarket Income REIT PLC	1,614,432	1,476,832
Tate & Lyle PLC	480,429	4,646,172
Taylor Wimpey PLC	4,422,367	8,361,288
TBC Bank Group PLC	51,932	1,841,503
Team17 Group PLC(b)	158,000	458,400
Telecom Plus PLC	103,434	2,240,667
Tesco PLC	8,414,988	37,157,831
THG PLC(a)(b)	1,132,131	682,920
TP ICAP Group PLC	927,803	2,685,820
Trainline PLC(b)(c)	603,376	2,997,972
Travis Perkins PLC	199,490	2,078,439
Tritax Big Box REIT PLC	1,958,184	3,562,749
Trustpilot Group PLC(b)(c)	545,109	1,743,170
Unilever PLC	3,032,858	185,010,583
UNITE Group PLC (The)	404,954	4,580,863
United Utilities Group PLC	783,379	10,338,604
Vesuvius PLC	346,909	1,594,938
Victrex PLC	107,591	1,182,008
Vistry Group PLC(b)	476,151	5,595,618
Vodafone Group PLC	27,317,849	25,403,299
Watches of Switzerland Group PLC(b)(c)	406,137	2,135,095
Weir Group PLC (The)	313,394	8,439,720
WH Smith PLC	150,990	2,569,963
Whitbread PLC	235,919	9,178,877
Wickes Group PLC	327,524	675,722
Wise PLC, Class A(b)	748,199	6,824,433
Security	Shares	Value
United Kingdom (continued)
Workspace Group PLC	264,779	$1,888,050
WPP PLC	1,341,626	14,101,733
Yellow Cake PLC(b)(c)	336,100	2,346,336
YouGov PLC	120,371	717,027
Zigup PLC	539,799	2,461,389
		3,485,646,591
Total Common Stocks — 99.0% (Cost: $30,393,771,726)		37,494,019,838
Preferred Stocks
Brazil — 0.3%
Alpargatas SA, Preference Shares, NVS	313,910	389,340
Azul SA, Preference Shares, NVS	450,851	442,982
Banco Bradesco SA, Preference Shares, NVS	6,621,988	16,460,753
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	208,297	405,359
Bradespar SA, Preference Shares, NVS	478,232	1,624,743
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	346,173	2,527,628
Cia Energetica de Minas Gerais, Preference Shares, NVS	1,960,293	3,855,547
Cia Paranaense de Energia - Copel, Preference Shares, NVS	1,178,508	1,999,890
Gerdau SA, Preference Shares, NVS	1,697,431	5,373,383
Itau Unibanco Holding SA, Preference Shares, NVS	5,813,961	35,220,280
Itausa SA, Preference Shares, NVS	6,646,240	12,198,205
Marcopolo SA, Preference Shares, NVS	1,955,637	2,861,957
Metalurgica Gerdau SA, Preference Shares, NVS	1,426,655	2,534,510
Petroleo Brasileiro SA, Preference Shares, NVS	5,432,154	33,743,647
Randon SA Implementos e Participacoes, Preference Shares, NVS	481,405	891,043
Unipar Carbocloro SA, Class B, Preference Shares, NVS	88,846	686,988
		121,216,255
Chile — 0.1%
Embotelladora Andina SA, Class B, Preference Shares, NVS	658,656	1,953,782
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	190,556	7,301,626
		9,255,408
Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	582,094	4,659,120
Germany — 0.2%
Bayerische Motoren Werke AG, Preference Shares, NVS	71,203	5,239,619
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)(c)	122,812	8,641,100
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	12,147	589,956
FUCHS SE, Preference Shares, NVS	90,076	4,204,023
Henkel AG & Co. KGaA, Preference Shares, NVS	214,441	18,569,070
Jungheinrich AG, Preference Shares, NVS	70,226	1,922,258
Porsche Automobil Holding SE, Preference Shares, NVS	187,647	7,795,468
Sartorius AG, Preference Shares, NVS	31,766	8,229,169
Volkswagen AG, Preference Shares, NVS	252,396	24,498,253
		79,688,916

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Total International Stock ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea — 0.1%
Hyundai Motor Co.
Preference Shares, NVS	26,493	$2,991,925
Series 2, Preference Shares, NVS	41,134	4,752,465
LG Chem Ltd., Preference Shares, NVS	8,461	1,273,848
Samsung Electronics Co. Ltd., Preference Shares, NVS	991,645	34,112,854
		43,131,092
Total Preferred Stocks — 0.7% (Cost: $294,642,588)		257,950,791
Rights
Hong Kong — 0.0%
Shougang Fushan Resources Group Ltd., (Expires 12/12/24, Strike Price HKD 2.60)(a)(b)	42,933	1,071
Italy — 0.0%
CIR SpA - Compagnie Industriali Riunite, (Expires 11/22/24)	1,868,016	12
Reply SpA, (Expires 12/12/24, Strike Price EUR 130.96)	20,833	1
		13
Singapore — 0.0%
ESR-LOGOS REIT, (Expires 11/08/24, Strike Price SGD 0.31)	587,409	4
South Korea — 0.0%
Ecopro HN Co. Ltd., (Expires 12/12/24, Strike Price KRW 41,800)(b)	7,001	25,620
Taiwan — 0.0%
OBI Pharma Inc., (Expires 12/13/24, Strike Price TWD 64.00)	414,864	2,747
Unitech Printed Circuit Board Corp., (Expires 12/09/24, Strike Price TWD 26.00)	1,202,000	7,711
Wafer Works Corp., (Expires 11/11/24, Strike Price TWD 26.50)	1,260,580	4,611
Waffer Technology Corp., (Expires 12/09/24, Strike Price EUR 50.00)	379,000	6,083
		21,152
Total Rights — 0.0% (Cost: $—)		47,860
Warrants
Australia — 0.0%
Magellan Financial Group Ltd. (Issued/Exercisable 04/14/22, 1 Share for 1 Warrant, Expires 04/16/27, Strike Price AUD 35.00)(b)	16,323	1,397
Security	Shares	Value
Canada — 0.0%
Constellation Software Inc. (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(b)(d)	23,204	$—
Total Warrants — 0.0% (Cost: $—)		1,397
Total Long-Term Investments — 99.7% (Cost: $30,688,414,314)		37,752,019,886
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(g)(h)(i)	336,945,371	337,181,233
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(g)(h)	47,730,000	47,730,000
Total Short-Term Securities — 1.0% (Cost: $384,624,829)		384,911,233
Total Investments — 100.7% (Cost: $31,073,039,143)		38,136,931,119
Liabilities in Excess of Other Assets — (0.7)%		(248,102,927)
Net Assets — 100.0%		$37,888,828,192

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,451,036, representing less than 0.05% of its net assets as of period end, and an original cost of $1,601,282.

(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Total International Stock ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$333,054,795	$4,029,552 (a)	$—	$(2,363)	$99,249	$337,181,233	336,945,371	$1,352,583 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	58,680,000	—	(10,950,000)(a)	—	—	47,730,000	47,730,000	580,177	—
				$(2,363)	$99,249	$384,911,233		$1,932,760	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	648	12/20/24	$76,146	$(2,771,802)
MSCI Emerging Markets Index	584	12/20/24	32,894	(261,066)
				$(3,032,868)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$5,195,439,460	$32,297,112,424	$1,467,954	$37,494,019,838
Preferred Stocks	126,465,331	131,485,460	—	257,950,791

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI Total International Stock ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Long-Term Investments (continued)
Rights	$1,071	$46,789	$—	$47,860
Warrants	1,397	—	—	1,397
Short-Term Securities
Money Market Funds	384,911,233	—	—	384,911,233
	$5,706,818,492	$32,428,644,673	$1,467,954	$38,136,931,119
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(3,032,868)	$—	$—	$(3,032,868)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
HKD	Hong Kong Dollar
KRW	South Korean Won
SGD	Singapore Dollar
TWD	New Taiwan Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt